                                          As filed pursuant to Rule 497
                                          under the Securities Act of 1933
                                          Registration No. 333-65965
                                          and 811-9003




                          [POLARIS(II) A - CLASS LOGO]

                                   PROSPECTUS

                                AUGUST 30, 2004


Please read this prospectus carefully       FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
before investing and keep it for                issued by
future reference. It contains               AIG SUNAMERICA LIFE ASSURANCE COMPANY
important information about the                 in connection with
Polaris(II) A-Class Variable Annuity.       VARIABLE ANNUITY ACCOUNT SEVEN
                                            The annuity has several investment choices -- fixed account options and
To learn more about the annuity             Variable Portfolios listed below. The fixed account options include
offered by this prospectus, you can         different specified periods and DCA accounts. The Variable Portfolios are
obtain a copy of the Statement of           part of the American Funds Insurance Series ("AFIS"), the Anchor Series
Additional Information ("SAI") dated        Trust ("AST"), the Lord Abbett Series Fund, Inc. ("LASF"), the SunAmerica
August 30, 2004. The SAI is on file         Series Trust ("SAST") and the Van Kampen Life Investment Trust ("VKT").
with the Securities and Exchange
Commission ("SEC") and is                   STOCKS:
incorporated by reference into this           MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
prospectus. The Table of Contents of             - Aggressive Growth Portfolio                                     SAST
the SAI appears below in this                    - Blue Chip Growth Portfolio                                      SAST
prospectus. For a free copy of the               - "Dogs" of Wall Street Portfolio*                                SAST
SAI, call us at (800) 445-SUN2 or                - Growth Opportunities Portfolio                                  SAST
write to us at our Annuity Service            MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
Center, P.O. Box 54299, Los Angeles,             - Alliance Growth Portfolio                                       SAST
California 90054-0299.                           - Global Equities Portfolio                                       SAST
                                                 - Growth-Income Portfolio                                         SAST
In addition, the SEC maintains a              MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY
website (http://www.sec.gov) that                - American Funds Global Growth Portfolio                          AFIS
contains the SAI, materials                      - American Funds Growth Portfolio                                 AFIS
incorporated by reference and other              - American Funds Growth-Income Portfolio                          AFIS
information filed electronically with         MANAGED BY DAVIS ADVISORS
the SEC by AIG SunAmerica Life                   - Davis Venture Value Portfolio                                   SAST
Assurance Company.                               - Real Estate Portfolio                                           SAST
                                              MANAGED BY FEDERATED EQUITY MANAGEMENT COMPANY
Annuities involve risks, including               - Federated American Leaders Portfolio*                           SAST
possible loss of principal. Annuities            - Telecom Utility Portfolio                                       SAST
are not a deposit or obligation of,           MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
or guaranteed or endorsed by, any                - Goldman Sachs Research Portfolio                                SAST
bank. They are not Federally insured          MANAGED BY LORD, ABBETT & CO.
by the Federal Deposit Insurance                 - Lord Abbett Series Fund, Inc. -- Growth and Income Portfolio    LASF
Corporation, the Federal Reserve                 - Lord Abbett Series Fund, Inc. -- Mid-Cap Value Portfolio        LASF
Board or any other agency.                    MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                                 - MFS Massachusetts Investors Trust Portfolio                     SAST
                                                 - MFS Mid-Cap Growth Portfolio                                    SAST
                                              MANAGED BY PUTNAM INVESTMENT MANAGEMENT LLC
                                                 - Emerging Markets Portfolio                                      SAST
                                                 - International Growth and Income Portfolio                       SAST
                                                 - Putnam Growth: Voyager Portfolio                                SAST
                                              MANAGED BY VAN KAMPEN/VAN KAMPEN ASSET MANAGEMENT
                                                 - International Diversified Equities Portfolio                    SAST
                                                 - Technology Portfolio                                            SAST
                                                 - Van Kampen LIT Comstock Portfolio,
                                                   Class II Shares*                                                 VKT
                                                 - Van Kampen LIT Emerging Growth Portfolio,
                                                   Class II Shares                                                  VKT
                                                 - Van Kampen LIT Growth and Income Portfolio,
                                                   Class II Shares                                                  VKT
                                              MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
                                                 - Capital Appreciation Portfolio                                   AST
                                                 - Growth Portfolio                                                 AST
                                            BALANCED:
                                              MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
                                                 - SunAmerica Balanced Portfolio                                   SAST
                                              MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY
                                                 - American Funds Asset Allocation Portfolio                       AFIS
                                              MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                                 - MFS Total Return Portfolio                                      SAST
                                              MANAGED BY WM ADVISORS, INC.
                                                 - Asset Allocation Portfolio                                       AST
                                            BONDS:
                                              MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
                                                 - High-Yield Bond Portfolio                                       SAST
                                              MANAGED BY FEDERATED INVESTMENT MANAGEMENT
                                                 - Corporate Bond Portfolio                                        SAST
                                              MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INT'L.
                                                 - Global Bond Portfolio                                           SAST
                                              MANAGED BY VAN KAMPEN
                                                 - Worldwide High Income Portfolio                                 SAST
                                              MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
                                                 - Government & Quality Bond Portfolio                              AST
                                            CASH:
                                              MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
                                                 - Cash Management Portfolio                                       SAST
                                            * "Dogs" of Wall Street is an equity fund seeking total return. Federated
                                            American Leaders is an equity fund seeking growth of capital and income.
                                              Van Kampen LIT Comstock is an equity fund seeking capital growth and income.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

----------------------------------------------------------------
----------------------------------------------------------------
                INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
----------------------------------------------------------------
----------------------------------------------------------------

AIG SunAmerica Life's Annual Report on Form 10-K for the year ended December 31, 2003, and its quarterly report on Form 10-Q for the quarter ending June 30, 2004, file no. 033-47472 is incorporated herein by reference.

All documents or reports filed by AIG SunAmerica Life under Section 13(a), 13(c), 14, or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") after the effective date of this prospectus are also incorporated by reference. Statements contained in this prospectus and subsequently filed documents which are incorporated by reference or deemed to be incorporated by reference are deemed to modify or supersede documents incorporated herein by reference.

AIG SunAmerica Life files its Exchange Act documents and reports, including its annual and quarterly reports on Form 10-K and Form 10-Q, electronically pursuant to EDGAR under CIK No. 0000006342.

AIG SunAmerica Life is subject to the informational requirements of the Securities and Exchange Act of 1934 (as amended). We file reports and other information with the SEC to meet those requirements. You can inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
450 Fifth Street, N.W., Room 1024
Washington, D.C. 20549

CHICAGO, ILLINOIS
500 West Madison Street
Chicago, IL 60661

NEW YORK, NEW YORK
233 Broadway
New York, N.Y. 10279

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed.

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the separate account, AIG SunAmerica Life and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

The SEC also maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by AIG SunAmerica Life.

AIG SunAmerica Life will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to AIG SunAmerica Life's Annuity Service Center, as follows:

       AIG SunAmerica Life Assurance Company
       Annuity Service Center
       P.O. Box 54299
       Los Angeles, California 90054-0299
       Telephone Number: (800) 445-SUN2

----------------------------------------------------------------
----------------------------------------------------------------
         SECURITIES AND EXCHANGE COMMISSION POSITION ON INDEMNIFICATION
----------------------------------------------------------------
----------------------------------------------------------------

Indemnification for liabilities arising under the Securities Act of 1933 (the "Act") is provided to AIG SunAmerica Life's officers, directors and controlling persons. The SEC has advised that it believes such indemnification is against public policy under the Act and unenforceable. If a claim for indemnification against such liabilities (other than for AIG SunAmerica Life's payment of expenses incurred or paid by its directors, officers or controlling persons in the successful defense of any legal action) is asserted by a director, officer or controlling person of AIG SunAmerica Life in connection with the securities registered under this prospectus, AIG SunAmerica Life will submit to a court with jurisdiction to determine whether the indemnification is against public policy under the Act. AIG SunAmerica Life will be governed by final judgment of the issue. However, if in the opinion of AIG SunAmerica Life's counsel this issue has been determined by controlling precedent, AIG SunAmerica Life will not submit the issue to a court for determination.

 ----------------------------------------------------------------------
 ----------------------------------------------------------------------
                           TABLE OF CONTENTS
 ----------------------------------------------------------------------
 ----------------------------------------------------------------------
 INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE.................     2
 SECURITIES AND EXCHANGE COMMISSION POSITION ON
   INDEMNIFICATION...............................................     2
 GLOSSARY........................................................     3
 HIGHLIGHTS......................................................     4
 FEE TABLES......................................................     5
       Owner Transaction Expenses................................     5
       Sales Charge..............................................     5
       Transfer Fee..............................................     5
       Contract Maintenance Fee..................................     5
       Annual Separate Account Expenses..........................     5
       Optional EstatePlus Fee...................................     5
       Portfolio Expenses........................................     5
 EXAMPLES........................................................     6
 THE POLARIS(II) A-CLASS VARIABLE ANNUITY........................     7
 PURCHASING A POLARIS(II) A-CLASS VARIABLE ANNUITY...............     7
       Allocation of Purchase Payments...........................     8
       Accumulation Units........................................     8
       Right to Examine..........................................     8
       Exchange Offers...........................................     8
 INVESTMENT OPTIONS..............................................     9
       Variable Portfolios.......................................     9
           Anchor Series Trust...................................     9
           SunAmerica Series Trust...............................     9
           Lord Abbett Series Fund, Inc..........................     9
           Van Kampen Life Investment Trust......................     9
           American Funds Insurance Series.......................     9
       Fixed Account Options.....................................    10
       Dollar Cost Averaging Fixed Accounts......................    10
       Asset Allocation Program..................................    11
       Transfers During the Accumulation Phase...................    12
       Dollar Cost Averaging.....................................    12
       Automatic Asset Rebalancing Program.......................    13
       Return Plus Program.......................................    13
       Voting Rights.............................................    14
       Substitution..............................................    14
 ACCESS TO YOUR MONEY............................................    14
       Systematic Withdrawal Program.............................    14
       Minimum Contract Value....................................    14
 DEATH BENEFIT...................................................    14
       Purchase Payment Accumulation Option......................    16
       Maximum Anniversary Option................................    16
       EstatePlus................................................    16
       Spousal Continuation......................................    17
 EXPENSES........................................................    17
       Separate Account Charges..................................    18
       Sales Charge..............................................    18
       Reducing Your Sales Charges...............................    18
       Rights of Accumulation....................................    19
       Purchase Payments Subject to a Withdrawal Charge..........    19
       Investment Charges........................................    20
       Transfer Fee..............................................    20
       Optional EstatePlus Fee...................................    20
       Premium Tax...............................................    20
       Income Taxes..............................................    20
       Reduction or Elimination of Charges and Expenses, and
        Additional Amounts Credited..............................    20
 INCOME OPTIONS..................................................    20
       Annuity Date..............................................    20
       Income Options............................................    21
       Fixed or Variable Income Payments.........................    21
       Income Payments...........................................    21
       Transfers During the Income Phase.........................    22
       Deferment of Payments.....................................    22
       The Income Protector Feature..............................    22
 TAXES...........................................................    23
       Annuity Contracts in General..............................    23
       Tax Treatment of Distributions - Non-qualified
        Contracts................................................    23
       Tax Treatment of Distributions - Qualified Contracts......    23
       Minimum Distributions.....................................    24
       Tax Treatment of Death Benefits...........................    24
       Contracts Owned by a Trust or Corporation.................    25
       Gifts, Pledges and/or Assignments of a Non-Qualified
        Contract.................................................    25
       Diversification and Investor Control......................    25
 PERFORMANCE.....................................................    25
 OTHER INFORMATION...............................................    26
       AIG SunAmerica Life.......................................    26
       The Separate Account......................................    26
       The General Account.......................................    26
       Payments in Distribution of the Contract..................    26
       Administration............................................    26
       Legal Proceedings.........................................    27
       Ownership.................................................    27
       Independent Registered Public Accounting Firm.............    27
       Registration Statement....................................    27
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
   INFORMATION...................................................    27
 APPENDIX A -- CONDENSED FINANCIAL INFORMATION...................   A-1
 APPENDIX B -- MARKET VALUE ADJUSTMENT ("MVA")...................   B-1
 APPENDIX C -- DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION.....
                                                                    C-1
 APPENDIX D -- HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE
   INCOME PROTECTOR FEATURE......................................   D-1
 APPENDIX E -- DEATH BENEFIT OPTIONS FOR CONTRACTS ISSUED BEFORE
   JUNE 1, 2004 OR PURCHASED IN CERTAIN STATES...................
                                                                    E-1
 ----------------------------------------------------------------------
 ----------------------------------------------------------------------
                                GLOSSARY
 ----------------------------------------------------------------------
 ----------------------------------------------------------------------
 We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.
 ACCUMULATION PHASE - The period during which you invest money in your contract.
 ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.
 ANNUITANT(S) - The person(s) on whose life (lives) we base income payments.
 ANNUITY DATE - The date on which income payments are to begin, as selected by you.
 ANNUITY UNITS - A measurement we use to calculate the amount of income payments you receive from the variable portion of your contract during the Income Phase.
 BENEFICIARY - The person designated to receive any benefits under the contract if you or the Annuitant dies.
 COMPANY - AIG SunAmerica Life Assurance Company, AIG SunAmerica Life,
 we, us, the issuer of this annuity contract. Only "AIG SunAmerica
 Life" is a capitalized term in the prospectus.
 GROSS PURCHASE PAYMENTS - The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it. Gross Purchase Payments do not reflect the reduction of the sales charge.
 INCOME PHASE - The period during which we make income payments to you.
 IRS - The Internal Revenue Service.
 LATEST ANNUITY DATE - Your 95th birthday or tenth contract
 anniversary, whichever is later.
 NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").
 PURCHASE PAYMENTS - The portion of your Gross Purchase Payments which we invest in your contract. We calculate this amount by deducting the applicable sales charge from your Gross Purchase Payments.
 QUALIFIED (CONTRACT) - A contract purchased with pre-tax dollars.
 These contracts are generally purchased under a pension plan, specially sponsored program or IRA.
 TRUSTS - Refers to the American Funds Insurance Series, the Anchor
 Series Trust, the Lord Abbett Series Fund, Inc., the SunAmerica Series
 Trust and the Van Kampen Life Investment Trust collectively.
 VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio has its own investment objective and is invested in the underlying investments of the
 American Funds Insurance Series, the Anchor Series Trust, the Lord
 Abbett Series Fund, Inc., the SunAmerica Series Trust and the Van
 Kampen Life Investment Trust. The underlying investment portfolio may be referred to as Underlying Funds.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Polaris(II) A-Class Variable Annuity is a contract between you and AIG SunAmerica Life Assurance Company ("AIG SunAmerica Life"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.

RIGHT TO EXAMINE: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state). You will receive whatever your contract is worth on the day that we receive your request plus any sales charge we deducted. The amount refunded may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. Please see PURCHASING A POLARIS(II) A-CLASS VARIABLE ANNUITY in the prospectus.

EXPENSES: There are fees and charges associated with the contract. We deduct separate account charges which equal 0.85% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. If you elect optional features available under the contract we may charge additional fees for those features. We apply an up-front sales charge against Gross Purchase Payments you make to your contract. The sales charge equals a percentage of each Gross Purchase Payment and varies with your investment amount. Please see the FEE TABLE, PURCHASING A POLARIS(II) A-CLASS VARIABLE ANNUITY and EXPENSES in the prospectus.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.

DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. Please see DEATH BENEFITS in the prospectus.

INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. Please see INCOME OPTIONS in the prospectus.

INQUIRIES: If you have questions about your contract call your financial representative or contact us at AIG SunAmerica Life Assurance Company Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone
Number: (800) 445-SUN2.

AIG SUNAMERICA LIFE OFFERS SEVERAL VARIABLE ANNUITY PRODUCTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. EACH PRODUCT MAY PROVIDE DIFFERENT FEATURES AND BENEFITS OFFERED AT DIFFERENT FEES, CHARGES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER, AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR LONG-TERM RETIREMENT SAVINGS GOALS.

  PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF
                                   INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.

MAXIMUM OWNER TRANSACTION EXPENSES

MAXIMUM SALES CHARGE

(AS A PERCENTAGE OF EACH GROSS PURCHASE PAYMENT)(1).......  5.75%

  TRANSFER FEE......................... No charge for the first 15 transfers each contract year; thereafter,
                                        the fee is $25 ($10 in
                                        Pennsylvania and Texas) per
                                        transfer

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING PORTFOLIO FEES AND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE..................................................  None

SEPARATE ACCOUNT ANNUAL EXPENSES
(DEDUCTED DAILY AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSET VALUE)

    Mortality and Expense Risk Fees.......................  0.70%
    Distribution Expense Charge...........................  0.15%
    Optional EstatePlus Fee(2)............................  0.25%
                                                            -----
      TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES..............  1.10%
                                                            =====

FOOTNOTES TO THE FEE TABLES

(1) Your Gross Purchase Payment may qualify for a reduced sales charge. SEE EXPENSES SECTION.

                                               SALES CHARGE AS A
  INVESTMENT AMOUNT (AS DEFINED IN SALES      PERCENTAGE OF GROSS
              CHARGE SECTION)             PURCHASE PAYMENT INVESTMENT
  -----------------------------           ---------------------------
  Less than $50,000......................            5.75%
  $50,000 but less than $100,000.........            4.75%
  $100,000 but less than $250,000........            3.50%
  $250,000 but less than $500,000........            2.50%
  $500,000 but less than $1,000,000......            2.00%
  $1,000,000 or more.....................           0.50%(2)

A withdrawal charge of 0.50% applies to Gross Purchase Payments subject to a 0.50% sales charge if invested less than 12 months at the time of withdrawal.

(2) EstatePlus, an earnings enhancement death benefit feature is optional. If you do not elect the EstatePlus feature, your total separate account annual expenses would be 0.85%.

THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING PORTFOLIOS OF THE TRUSTS BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING TRUSTS' FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.

                               PORTFOLIO EXPENSES

TOTAL ANNUAL TRUST OPERATING EXPENSES                         MINIMUM   MAXIMUM
-------------------------------------                         -------   -------
(expenses that are deducted from Trust assets, including
management fees, 12b-1 fees, and other expenses)............   0.54%     1.66%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, separate account annual expenses, fees for optional features and fees and expenses of the underlying portfolios of the Trusts.

The Examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and that the maximum and minimum fees and expenses of the underlying portfolios of the Trusts are reflected. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES
(ASSUMING MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.10% (INCLUDING ESTATE
PLUS) AND INVESTMENT IN AN UNDERLYING PORTFOLIO WITH TOTAL EXPENSES OF 1.66%)

(1) If you surrender your contract at the end of the applicable time period and you elect the optional Estate Plus (0.25%) feature:

 1 YEAR      3 YEARS     5 YEARS    10 YEARS
---------------------------------------------
---------------------------------------------
  $838      $1,382      $1,950      $3,487
---------------------------------------------
---------------------------------------------

(2) If you annuitize your contract at the end of the applicable time period:

 1 YEAR      3 YEARS     5 YEARS    10 YEARS
---------------------------------------------
---------------------------------------------
  $240        $737      $1,259      $2,682
---------------------------------------------
---------------------------------------------

(3) If you do not surrender your contract and you elect the optional Estate Plus (0.25%) feature:

 1 YEAR      3 YEARS     5 YEARS    10 YEARS
---------------------------------------------
---------------------------------------------
  $838      $1,382      $1,950      $3,487
---------------------------------------------
---------------------------------------------

MINIMUM EXPENSE EXAMPLES
(ASSUMING MINIMUM SEPARATE ACCOUNT ANNUAL EXPENSES OF 0.85% AND INVESTMENT IN AN UNDERLYING PORTFOLIO WITH TOTAL EXPENSES OF 0.54%)

(1) If you surrender your contract at the end of the applicable time period and you do not elect any optional features:

 1 YEAR      3 YEARS     5 YEARS    10 YEARS
---------------------------------------------
---------------------------------------------
  $708        $990      $1,292      $2,148
---------------------------------------------
---------------------------------------------

(2) If you annuitize your contract at the end of the applicable time period:

 1 YEAR      3 YEARS     5 YEARS    10 YEARS
---------------------------------------------
---------------------------------------------
  $133        $415        $717      $1,573
---------------------------------------------
---------------------------------------------

(3) If you do not surrender your contract and you do not elect any optional features:

 1 YEAR      3 YEARS     5 YEARS    10 YEARS
---------------------------------------------
---------------------------------------------
  $708        $990      $1,292      $2,148
---------------------------------------------
---------------------------------------------

EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Tables is to show you the various expenses you would incur directly and indirectly by investing in the contract. The tables represented both fees at the separate account level as well as underlying portfolio fees. Additional information on the underlying portfolio fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Examples also assume separate account charges as indicated and that no transfer fees were imposed. A maximum sales charge of 5.75% is used in both the maximum and minimum examples because of the $10,000 investment amount. Your expenses may be lower if you are subject to a lower sales charge. Although premium taxes may apply in certain states, they are not reflected in the Examples.

3. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

  THE HISTORICAL ACCUMULATION VALUES ARE CONTAINED IN APPENDIX A -- CONDENSED
                             FINANCIAL INFORMATION.

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                    THE POLARIS(II) A-CLASS VARIABLE ANNUITY
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An annuity is a contract between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

     - Tax Deferral: This means that you do not pay taxes on your earnings from the annuity until you withdraw them.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits which may be valuable to you. You should fully discuss your purchase decision with your financial representative.

This annuity was developed to help you contribute to your retirement savings. This annuity works in two stages, the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins when you request us to start making income payments to you out of the money accumulated in your contract.

The contract is called a "variable" annuity because it allows you to invest in portfolios which, like mutual funds, vary with market conditions. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

The contract may offer fixed account options, if available, earn interest at a rate set and guaranteed by AIG SunAmerica Life. If you allocate money to the fixed account options, the amount of money that accumulates in the contract depends on the total interest credited to the particular fixed account option(s) in which you invest.

For more information on investment options available under this contract SEE INVESTMENT OPTIONS BELOW.

This annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment time horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on the taxable portion of any withdrawal made prior to your reaching age 59 1/2.

AIG SunAmerica Life Assurance Company (AIG SunAmerica Life, The Company, us, we) issues the Polaris(II) A-Class Variable Annuity. When you purchase a Polaris(II) A-Class Variable Annuity, a contract exists between you and AIG SunAmerica Life. The Company is a stock life insurance company organized under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. AIG SunAmerica Life is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.
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                        PURCHASING A POLARIS(II) A-CLASS
                                VARIABLE ANNUITY
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An initial Gross Purchase Payment is the money you give us to buy a contract.
Any additional money you give us to invest in the contract after purchase is a subsequent Gross Purchase Payment.

The following chart shows the minimum initial and subsequent Gross Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-qualified for tax purposes. FOR FURTHER EXPLANATION, SEE TAXES BELOW.

-----------------------------------------------------------
                       Minimum Initial        Minimum
                        Gross Purchase    Subsequent Gross
                           Payment        Purchase Payment
-----------------------------------------------------------
      Qualified             $2,000              $250
-----------------------------------------------------------
    Non-Qualified           $5,000              $500
-----------------------------------------------------------

We reserve the right to require company approval prior to accepting Purchase Payments greater than $1,000,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. Subsequent Purchase Payments that would cause total Purchase Payments in all contracts issued by AIG SunAmerica Life and First SunAmerica Life Insurance Company, an affiliate of the Company, to the same owner to exceed these limits may also be subject to company pre-approval. For any contracts subject to these dollar amount reservations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon by you and the Company prior to purchasing the contract. We reserve the right to change the amount at which pre-approval is required at any time.

Once you have contributed at least the minimum initial Purchase Payment, you can establish an optional automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100.00.

We may refuse any Gross Purchase Payment. In addition, we may not issue a contract to anyone age 86 or older. In general, we will not issue a Qualified contract to anyone who

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is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made.

We allow spouses to jointly own this contract. However, the age of the older spouse is used to determine the availability of any age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefit.

You may assign this contract before beginning the Income Phase by sending us a written request for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. WE RESERVE THE RIGHT TO NOT RECOGNIZE ASSIGNMENTS IF IT CHANGES THE RISK PROFILE OF THE OWNER OF THE CONTRACT, AS DETERMINED IN OUR SOLE DISCRETION. Please see the Statement of Additional Information for details on the tax consequences of an assignment.

ALLOCATION OF PURCHASE PAYMENTS

A Purchase Payment is the portion of your Gross Purchase Payment which we invest in your contract after we deduct the sales charge.

We invest your Purchase Payments in the fixed and variable investment options according to your instructions. If we receive a Purchase Payment without allocation instructions, we invest the money according to your last allocation instructions. SEE INVESTMENT OPTIONS BELOW.

In order to issue your contract, we must receive your completed application, Purchase Payment allocation instructions and any other required paperwork at our Annuity Service Center. We allocate your initial Purchase Payment within two days of receiving it. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days we will send your money back to you, or ask your permission to keep your money until we get the information necessary to issue the contract.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the separate account funding the Polaris(II) A-Class variable annuity. We base the number of Accumulation Units you receive on the value of the Variable Portfolio as of the day we receive your money, if we receive it before 1 p.m. Pacific Standard Time, or on the next business day's unit value if we receive your money after 1 p.m. Pacific Standard Time. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the New York Stock Exchange ("NYSE") is open as follows:

     1. Determining the total value of money invested in a particular Variable Portfolio;

     2. Subtracting from that amount all applicable insurance charges; and

     3. Dividing this amount by the number of outstanding Accumulation Units at the end of the given NYSE business day.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Gross Purchase Payment from you on Wednesday which you allocate to the Global Bond Portfolio. After we deduct the sales charge, the net amount to be invested of your Gross Purchase Payment is $23,562.50. We determine that the value of an Accumulation Unit for the Global Bond Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $23,562.50 by $11.10 and credit your contract on Wednesday night with 2,122.747748 Accumulation Units for the Global Bond Portfolio.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.


RIGHT TO EXAMINE


You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299. Generally, we will refund the value of your contract on the day we receive your request, plus the sales charge we deducted. The amount refunded may be more or less than the amount you originally invested.

Certain states require us to return your Gross Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Gross Purchase Payments upon a free look. With respect to those contracts, we reserve the right to put your money in the Cash Management Portfolio during the free look period. If you cancel your contract during the free look period, we return the greater of (1) your Gross Purchase Payment; or
(2) the value of your contract plus the sales charge we deducted.

EXCHANGE OFFERS

From time to time, we may offer to allow you to exchange an older variable annuity issued by AIG SunAmerica Life or one of its affiliates, for a newer product with more current features and benefits, also issued by AIG SunAmerica Life or one of its affiliates. Such an exchange offer will be made in accordance with applicable state and federal securities and

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insurance rules and regulations. We will explain the specific terms and conditions of any such exchange offer at the time the offer is made.

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                               INVESTMENT OPTIONS
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VARIABLE PORTFOLIOS

The Variable Portfolios invest in shares of the American Funds Insurance Series, the Anchor Series Trust, the SunAmerica Series Trust, Lord Abbett Series Fund, Inc. and the Van Kampen Life Investment Trust (the "Trusts"). Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"), an indirect wholly-owned subsidiary of AIG, is the investment adviser to the Trusts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by AIG SunAmerica Life, and other affiliated/unaffiliated insurance companies. Neither AIG SunAmerica Life nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. AIG SAAMCo monitors the Trusts for potential conflicts.

The Variable Portfolios along with their respective subadvisers are listed below:

     ANCHOR SERIES TRUST -- CLASS 1

Wellington Management Company, LLP serves as subadviser to the Anchor Series Trust portfolios. Anchor Series Trust ("AST") has investment portfolios in addition to those listed below which are not available for investment under the contract.

     SUNAMERICA SERIES TRUST -- CLASS 1

Various subadvisers provide investment advice for the SunAmerica Series Trust portfolios. SunAmerica Series Trust ("SAST") has investment portfolios in addition to those listed below which are not available for investment under the contract.

     LORD ABBETT SERIES FUND, INC. -- CLASS VC

Lord Abbett & Co. provides investment advice for the Lord Abbett Series Fund, Inc. portfolios. Lord Abbett Series Fund, Inc. ("LASF") has investment portfolios in addition to those listed below that are not available for investment under the contract.

     VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II

Van Kampen Asset Management Inc. provides investment advice for the Van Kampen Life Investment Trust ("VKT") portfolios. Van Kampen Life Investment Trust has investment portfolios in addition to those listed here which are not available for investment under the contract.
     AMERICAN FUNDS INSURANCE SERIES -- CLASS 2

Capital Research and Management Company provides investment advice for the American Funds Insurance Series ("AFIS") portfolios. American Funds Insurance Series has investment portfolios in addition to those listed here that are not available for investment under the contract.

STOCKS:
 MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
      - Aggressive Growth Portfolio                                         SAST
      - Blue Chip Growth Portfolio                                          SAST
      - "Dogs" of Wall Street Portfolio*                                    SAST
      - Growth Opportunities Portfolio                                      SAST
  MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
      - Alliance Growth Portfolio                                           SAST
      - Global Equities Portfolio                                           SAST
      - Growth-Income Portfolio                                             SAST
  MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY
      - American Funds Global Growth Portfolio                              AFIS
      - American Funds Growth Portfolio                                     AFIS
      - American Funds Growth-Income Portfolio                              AFIS
  MANAGED BY DAVIS ADVISORS
      - Davis Venture Value Portfolio                                       SAST
      - Real Estate Portfolio                                               SAST
  MANAGED BY FEDERATED EQUITY MANAGEMENT
      - Federated American Leaders Portfolio*                               SAST
      - Telecom Utility Portfolio                                           SAST
  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
      - Goldman Sachs Research Portfolio                                    SAST
  MANAGED BY LORD ABBETT & CO.
      - LASF Growth and Income Portfolio                                    LASF
      - LASF Mid-Cap Value                                                  LASF
  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
      - MFS Massachusetts Investors Trust Portfolio SAST
      - MFS Mid-Cap Growth Portfolio                                        SAST
  MANAGED BY PUTNAM INVESTMENT MANAGEMENT LLC
      - Emerging Markets Portfolio                                          SAST
      - International Growth & Income Portfolio                             SAST
      - Putnam Growth: Voyager Portfolio                                    SAST
 MANAGED BY VAN KAMPEN/VAN KAMPEN ASSET MANAGEMENT
      - International Diversified Equities Portfolio+  SAST
      - Technology Portfolio+                                               SAST
      - Van Kampen LIT Comstock Portfolio, Class II Shares*                  VKT
      - Van Kampen LIT Emerging Growth Portfolio, Class II Shares            VKT
      - Van Kampen LIT Growth and Income Portfolio, Class II Shares          VKT
  MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
      - Capital Appreciation Portfolio                                       AST
      - Growth Portfolio                                                     AST
BALANCED:
 MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
      - SunAmerica Balanced Portfolio                                       SAST
  MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY
      - American Funds Asset Allocation Portfolio                           AFIS
  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
      - MFS Total Return Portfolio                                          SAST
  MANAGED BY WM ADVISORS, INC.
      - Asset Allocation Portfolio                                           AST

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BONDS:
 MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
      - High-Yield Bond Portfolio                                           SAST
  MANAGED BY FEDERATED INVESTMENT MANAGEMENT
      - Corporate Bond Portfolio                                            SAST
  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INT'L.
      - Global Bond Portfolio                                               SAST
  MANAGED BY VAN KAMPEN
      - Worldwide High Income Portfolio                                     SAST
  MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
      - Government & Quality Bond Portfolio                                  AST
CASH:

  MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
      - Cash Management Portfolio                                           SAST

* "Dogs" of Wall Street is an equity fund seeking total return. Federated American Leaders is an equity fund seeking growth of capital and income. Van Kampen LIT Comstock is an equity fund seeking capital growth and income.

+ Morgan Stanley Investment Management, Inc., the subadviser for these portfolios, does business in certain instances using the name Van Kampen.

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE VARIABLE PORTFOLIOS, INCLUDING EACH VARIABLE PORTFOLIO'S INVESTMENT OBJECTIVE AND RISK FACTORS.

FIXED ACCOUNT OPTIONS

Your contract may offer Fixed Account Guarantee Periods ("FAGP") to which you may allocate certain Purchase Payments or contract value. Available guarantee periods may be for different lengths of time (such as 1, 3 or 5 years) and may have different guaranteed interest rates, as noted below. We guarantee the interest rate credited to amounts allocated to any available FAGP and that the rate will never be less than the minimum guaranteed interest rate as specified in your contract. Once established, the rates for specified payments do not change during the guarantee period. We determine the FAGPs offered at any time in our sole discretion and we reserve the right to change the FAGPs that we make available at any time, unless state law requires us to do otherwise. Please check with your financial representative to learn if any FAGPs are currently offered.

There are three interest rate scenarios for money allocated to the FAGPs. Each of these rates may differ from one another. Once declared, the applicable rate is guaranteed until the corresponding guarantee period expires. Under each scenario your money may be credited a different rate of interest as follows:

     Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a FAGP.

     Current Rate: The rate credited to any portion of the subsequent Purchase Payments allocated to a FAGP.

     Renewal Rate: The rate credited to money transferred from a FAGP or a Variable Portfolio into a FAGP and to money remaining in a FAGP after expiration of a guarantee period.

When a FAGP ends, you may leave your money in the same FAGP or you may reallocate your money to another FAGP or to the Variable Portfolios. If you want to reallocate your money, you must contact us within 30 days after the end of the current interest guarantee period and instruct us as to where you would like the money invested. WE DO NOT CONTACT YOU. IF WE DO NOT HEAR FROM YOU, YOUR MONEY WILL REMAIN IN THE SAME FAGP WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FAGP.

If you take money out of any available multi-year FAGP before the end of the guarantee period, we make an adjustment to your contract. We refer to the adjustment as a market value adjustment ("MVA"). The MVA reflects any difference in the interest rate environment between the time you place your money in the FAGP and the time when you withdraw or transfer that money. This adjustment can increase or decrease your contract value. Generally, if interest rates drop between the time you put your money into a FAGP and the time you take it out, we credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, we post a negative adjustment to your contract. You have 30 days after the end of each guarantee period to reallocate your funds without incurring any MVA. APPENDIX B SHOWS HOW WE CALCULATE AND APPLY THE MVA.

If available, you may systematically transfer interest in available FAGPs into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with you financial representative about the current availability of this service.

All FAGPs may not be available in all states. At any time we are crediting the guaranteed minimum interest rate specified in your contract to the fixed accounts, we reserve the right to restrict transfers and Purchase Payments into the FAGPs. We may also offer Dollar Cost Averaging Fixed Accounts ("DCAFA"). The rules, restrictions and operation of DCAFAs may differ from the standard FAGPs described above, please see DOLLAR COST AVERAGING below for more details.

DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in DCAFAs, if available. The minimum Purchase Payment that you must invest for the 6-month DCAFA is $600 and $1,200 for the 12-month DCAFA, if such accounts are available. Purchase Payments less than these minimum amounts will automatically be allocated to the Variable Portfolios ("target account(s)") according to your instructions to us or your current allocation on file. DCAFAs

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also credit a fixed rate of interest but are specifically designed to facilitate a dollar cost averaging program. Interest is credited to amounts allocated to the DCAFAs while your investment is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCAFA may differ from those applicable to any available FAGPs but will never be less than the minimum annual guaranteed interest rate as specified in your contract. However, when using a DCAFA the annual interest rate is paid on a declining balance as you systematically transfer your investment to the Variable Portfolios. Therefore, the actual effective yield will be less than the annual crediting rate. We determine the DCAFAs offered at any time in our sole discretion and we reserve the right to change to DCAFAs that we make available at any time, unless state law requires us to do otherwise. See DOLLAR COST AVERAGING below for more information.

ASSET ALLOCATION PROGRAM

PROGRAM DESCRIPTION

The asset allocation program is offered to help you diversify your investment across various asset classes. Each of the models is comprised of a carefully selected combination of Variable Portfolios with allocation amongst the various asset classes based on historical asset class performance to meet stated investment time horizons and risk tolerances.

ENROLLING IN THE PROGRAM

You may enroll in the program by selecting the model as well as any program options on the product application form. If you already own a policy, you must complete and submit a program election form. You and your financial representative determine the model most appropriate for you. You may discontinue investment in the program at any time with a written request, telephone or internet instructions, subject to our rules.

You may also choose to invest gradually into a model through the dollar cost averaging program. You may only invest in one model at a time. You may invest in investment options outside your selected model but only in those Variable Portfolios that are not utilized in the model you selected. A transfer into or out of one of the Variable Portfolios in your model, outside of the specifications in the model will effectively terminate your participation in the program. There is no fee for participating in this program.

WITHDRAWALS

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected model unless otherwise instructed by you. If you choose to make a non-proportional withdrawal from the Variable Portfolio in the model, your investment may no longer be consistent with the model's intended objectives.

Withdrawals may be subject to a withdrawal charge. Withdrawals may be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

KEEPING YOUR PROGRAM ON TARGET

  REBALANCING

You can elect to have your contract rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the model you selected. Only those investment options within each model will be rebalanced. An investment not included in the model can not be rebalanced.

  ANNUAL RE-EVALUATION

Each year, on or about March 31, the allocations in every model are re-evaluated and updated to assure that the investment objectives remain consistent. The percentage allocations within each model may change and investment options may be added to or deleted from a model as a result of the annual re-evaluation. We will automatically rebalance your investment according to the reevaluation allocations each year at or around March 31. If you choose not to participate in the re-evaluation part of this program, you must contact the Annuity Service Center. Some broker-dealers require that you consent to the re-evaluation each year and will not allow us to automatically rebalance your contract in accordance with the re-evaluated models. Please check with your financial representative to determine the protocol for his/her firm.

IMPORTANT INFORMATION

Using an asset allocation methodology does not guarantee greater or more consistent returns. Historical market and asset class performance may differ in the future from the historical performance upon which the models are built. Also, allocation to a single asset class may outperform a model, so that you could have been better off in an investment option or options representing a single asset class than in a model. However, such a strategy involves a greater degree of risk because of the concentration of like securities in a single asset class.

The models represent suggested allocations which are provided as general guidance. You should work with your financial representative to assist you in determining if one of the models meets your financial needs, investment time horizon, and is consistent with your risk comfort level. Information concerning availability of the program and the specific models can be obtained from your financial representative.

We have the right to modify, suspend or terminate the Asset Allocation Program at any time.

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TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available fixed account options. Funds already in your contract cannot be transferred into the DCA fixed accounts. You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well. We will process any transfer request as of the day we receive it in good order if the request is received before the New York Stock Exchange ("NYSE") closes, generally at 1:00 p.m. Pacific Time. If the transfer request is received after the NYSE closes, the request will be processed on the next business day.

This product is not designed for professional organizations or individuals engaged in trading strategies that seek to benefit from short term price fluctuations or price irregularities by making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio in which the Variable Portfolios invest. These types of trading strategies can be disruptive to the underlying portfolios in which the Variable Portfolios invest and thereby potentially harmful to investors.

In connection with our efforts to control harmful trading, we may monitor your trading activity. If we determine, in our sole discretion, that your transfer patterns among the Variable Portfolios and/or available fixed accounts reflect a potentially harmful trading strategy, we reserve the right to take action to protect other investors. Such action may include, but may not be limited to, restricting the way you can request transfers among the Variable Portfolios, imposing penalty fees on such trading activity, and/or otherwise restricting transfer capability in accordance with state and federal rules and regulations. We will notify you, in writing, if we determine in our sole discretion that we must terminate your transfer privileges. Some of the factors we may consider when determining our transfer policies and/or other transfer restrictions may include, but are not limited to:

     - the number of transfers made in a defined period;

     - the dollar amount of the transfer;

     - the total assets of the Variable Portfolio involved in the transfer;

     - the investment objectives of the particular Variable Portfolios involved in your transfers; and/or

     - whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.

Subject to our rules, restrictions and policies, you may request transfers of your account value between the Variable Portfolios and/or the available fixed account options by telephone or through AIG SunAmerica's website (http://www.aigsunamerica.com) or in writing by mail or facsimile. We allow 15 free transfers per contract per year. We charge $25 ($10 in Pennsylvania and Texas) for each additional transfer in any contract year.

Transfers resulting from your participation in the DCA or Asset Rebalancing programs do not count against your 15 free transfers per contract year.

All transfer request in excess of 15 transfers per contract year must be submitted in writing by United States Postal Service first-class mail ("U.S. Mail") until your next contract anniversary. Transfer requests sent by same day mail, overnight mail or courier services will not be accepted. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers for the U.S. Mail requirement.

We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the Internet, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

For information regarding transfers during the Income Phase, see INCOME OPTIONS below.

We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in the Variable Portfolios. Under the program you systematically transfer a set dollar amount or percentage from one Variable Portfolio (source accounts) to any other Variable Portfolio (target account). If available, you may systematically transfer interest earned in available fixed account guarantee periods ("FAGPs") into any of the Variable Portfolios on certain periodic schedules offered by us. You may change or terminate these systematic transfers by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service. Transfers may occur on certain periodic schedules, such as monthly or weekly and count against your 15 free transfers per contract year. You may change the frequency to other available options at any time by notifying us in writing. The minimum transfer amount under the DCA program is $100, regardless of the source account. FAGPs are not available as target accounts for the DCA program. There is no fee for participating in the DCA program.

We may also offer the DCAFAs exclusively to facilitate this program for a specified period. The DCAFAs only accept new

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Purchase Payments. You cannot transfer money already in your contract into these options. When you allocate a Purchase Payment into a DCAFA, your money is transferred into the Variable Portfolios over the selected time period at an offered frequency of your choosing. You cannot change the option or the frequency of transfers once selected.

The minimum Purchase Payment that you must invest for the 6-month DCAFA is $600 and $1,200 for the 12-month DCAFA, if such accounts are available. Purchase Payments less than these minimum amounts will automatically be allocated to the Variable Portfolios ("target account(s)") according to your instructions to us or your current allocation on file.

You may terminate your DCA program at any time. If money remains in the DCAFAs, we transfer the remaining money according to your instructions or to your current allocation on file. Transfers resulting from a termination of this program do not count towards your 15 free transfers.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, we cannot ensure that you will make a profit nor guarantee against a loss. When you elect the DCA program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to gradually move $750 each quarter from the Cash Management Portfolio to the Aggressive Growth Portfolio over six months. You set up dollar cost averaging and purchase Accumulation Units at the following values:

-------------------------------------------
                ACCUMULATION      UNITS
    MONTH           UNIT        PURCHASED
-------------------------------------------
      1            $ 7.50          100
      2            $ 5.00          150
      3            $10.00           75
      4            $ 7.50          100
      5            $ 5.00          150
      6            $ 7.50          100
-------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

AUTOMATIC ASSET REBALANCING PROGRAM

Earnings in your contract may cause the percentage of your investment in each investment option to differ from your original allocations. The Automatic Asset Rebalancing Program addresses this situation. At your election, we periodically rebalance your investments in the Variable Portfolios to return your allocations to their original percentages. Asset rebalancing typically involves shifting a portion of your money out of an investment option with a higher return into an investment option with a lower return.

At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers made as a result of rebalancing do not count against your 15 free transfers for the contract year. There is no charge to participate in this program.


We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in the Corporate Bond Portfolio and 50% in the Growth Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the Corporate Bond Portfolio now represents 60% of your holdings because it has increased in value and the Growth Portfolio represents 40% of your holdings. If you had chosen quarterly rebalancing, on the last day of that quarter, we would sell some of your units in the Corporate Bond Portfolio to bring its holdings back to 50% and use the money to buy more units in the Growth Portfolio to increase those holdings to 50%.

RETURN PLUS PROGRAM

The Return Plus Program, available if we are offering multi-year FAGPs, allows you to invest in one or more Variable Portfolios without putting your principal at direct risk. The program accomplishes this by allocating your investment strategically between the fixed account options and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of principal. We calculate how much of your Purchase Payment to allocate to the particular fixed account option to ensure that it grows to an amount equal to your total principal invested under this program. We invest the rest of your principal in the Variable Portfolio(s) of your choice. There is no charge to participate in this program.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to the fixed account option after we deduct sales charges. You want the amount allocated to the fixed account option to grow to $100,000 in 7 years. If the 7-year fixed account option is offering a 5% interest rate, we will allocate $71,069 to the 7-year fixed account option to ensure that this amount will grow to $100,000 at the end of the 7-year period. The remaining $28,931 may be allocated among the Variable Portfolios, as determined by you, to provide opportunity for greater growth.

VOTING RIGHTS

AIG SunAmerica Life is the legal owner of the Trusts' shares. However, when a Variable Portfolio solicits proxies in conjunction with a vote of shareholders, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION

We may amend your contract due to changes to the Variable Portfolios offered under your contract. For example, we may offer new Variable Portfolios, delete Variable Portfolios, or stop accepting allocations and/or investments in a particular Variable Portfolio. We may move assets and re-direct future premium allocations from one Variable Portfolio to another if we receive investor approval through a proxy vote or SEC approval for a fund substitution. This would occur if a Variable Portfolio is no longer an appropriate investment for the contract, for reasons such as continuing substandard performance, or for changes to the portfolio manager, investment objectives, risks and strategies, or federal or state laws. The new Variable Portfolio offered may have different fees and expenses. You will be notified of any upcoming proxies or substitutions that affect your Variable Portfolio choices.
----------------------------------------------------------------
----------------------------------------------------------------
                              ACCESS TO YOUR MONEY
----------------------------------------------------------------
----------------------------------------------------------------

You can access money in your contract by making a partial or total withdrawal; and/or by receiving income payments during the Income Phase. SEE INCOME OPTIONS BELOW.

Under certain Qualified plans, access to the money in your contract may be restricted. Additionally, withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES BELOW. If you withdraw your entire contract value, we also deduct premium taxes if applicable. SEE EXPENSES BELOW.

Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in your contract is at least $500 after the withdrawal. You must send a written withdrawal request to our Annuity Service Center. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and the fixed account option(s) in which your contract is invested. IN THE EVENT THAT A PRO RATA PARTIAL WITHDRAWAL WOULD CAUSE THE VALUE OF ANY VARIABLE PORTFOLIO OR FIXED ACCOUNT INVESTMENT TO BE LESS THAN $100, WE WILL CONTACT YOU TO OBTAIN ALTERNATE INSTRUCTIONS ON HOW TO STRUCTURE THE WITHDRAWAL.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a fixed account option. Such deferrals are limited to no longer than six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic income payments under the systematic withdrawal program. Under the program you may choose to take monthly, quarterly, semiannual or annual payments from your contract. Electronic transfer of these funds to your bank account is available. The minimum amount of each withdrawal is $250. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% IRS penalty tax may apply if you are under age 59 1/2. There is no additional charge for participating in this program, although a withdrawal charge and a MVA may apply.

We reserve the right to modify, suspend or terminate this program at any time.


MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is $500 or less; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, we will distribute the contract value to you.

----------------------------------------------------------------
----------------------------------------------------------------
                                 DEATH BENEFIT
----------------------------------------------------------------
----------------------------------------------------------------

GENERAL INFORMATION ABOUT DEATH BENEFITS

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. At the time you purchase your contract, you must select one of the two death benefit options described below. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase, your Beneficiary receives any remaining guaranteed income payments in accordance with the income option you selected. SEE INCOME OPTIONS BELOW.

You designate your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. If the Beneficiary is the spouse of the deceased original owner, he or she can elect to continue the contract. SEE SPOUSAL CONTINUATION BELOW.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or
     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or
     3. a written statement by a medical doctor who attended the deceased at the time of death; or
     4. any other proof satisfactory to us.

If a Beneficiary does not elect a specific form of a payout within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.

The death benefit may be paid immediately in the form of a lump sum payment or paid under one of the available Income Options. PLEASE SEE INCOME OPTIONS BELOW. A Beneficiary may also elect to continue the contract and take the death benefit amount in a series of payments based upon the Beneficiary's life expectancy under the Extended Legacy program described below, subject to the applicable Internal Revenue Code distribution requirements. Payments must begin under the selected Income Option or the Extended Legacy program no later than the first anniversary of your death for non-qualified contracts or December 31st of the year following the year of your death for IRAs. Your Beneficiary cannot participate in the Extended Legacy program if your Beneficiary has already elected another settlement option. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an Income Option or participate in the Extended Legacy program.

  EXTENDED LEGACY PROGRAM AND BENEFICIARY CONTINUATION OPTIONS

The Extended Legacy program can allow a Beneficiary to take the death benefit amount in the form of income payments over a longer period of time with the flexibility to withdraw more than the IRS required minimum distribution if they wish. The contract continues in the original owner's name for the benefit of the Beneficiary. The Extended Legacy program allows the Beneficiary to take distributions in the form of a series of payments similar to the required minimum distributions under an IRA. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after your death. A Beneficiary may withdraw all or a portion of the contract value at any time, name their own beneficiary to receive any remaining unpaid interest in the contract in the event of their death and make transfers among investment options. If the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value. Participation in the program may impact certain features of the contract that are detailed in the Death Claim Form. Please see your financial representative for additional information.

Alternatively to the Extended Legacy program, the Beneficiary may also elect to receive the death benefit under a 5-year option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by the fifth anniversary of your death for Non-qualified contracts or by December 31st of the year containing the fifth anniversary of your death for IRAs. For IRAs, the five-year option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the owner reaches the age of 70 1/2).

Please consult your tax advisor regarding tax implications and your particular circumstances.


DEFINITION OF DEATH BENEFIT TERMS


The term Net Purchase Payment is used frequently in explaining these death benefit options. Net Purchase Payments is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an Adjustment for each withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total purchase payments into your contract. To calculate the Adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal (and any applicable fees and charges) by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced by taking the amount of the withdrawal in relation to the contract value immediately before taking the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

The term "withdrawals" as used in describing the death benefit option below is defined as withdrawals and the fees and charges applicable to those withdrawals.

DEATH BENEFIT OPTIONS

This contract provides two death benefit options: the Purchase Payment Accumulation Option and the Maximum Anniversary Option. In addition, you may also elect the optional EstatePlus feature, described below. These elections must be made at the time you purchase your contract and once made, cannot be changed or terminated.

OPTION 1 -- PURCHASE PAYMENT ACCUMULATION OPTION

If the contract is issued prior to your 75th birthday, the death benefit is the greatest of:

     1.  Contract value; or

     2. Net Purchase Payments, compounded at 3% annual growth rate to the earlier of the 75th birthday or the date of death plus Net Purchase Payments received after the 75th birthday but prior to the 86th birthday; or

     3. Contract value on the seventh contract anniversary, reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, plus Net Purchase Payments received between the seventh contract anniversary but prior to the 86th birthday.

     4. Gross Purchase Payments received prior to your 86th birthday, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of the withdrawal.

The Purchase Payment Accumulation Option can only be elected prior to your 75th birthday.

OPTION 2 -- MAXIMUM ANNIVERSARY OPTION

If the contract is issued prior to your 83rd birthday, the death benefit is the greatest of:

     1.  Contract value; or

     2. Gross Purchase Payments received prior to your 86th birthday, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of the withdrawal; or

     3. Maximum anniversary value on any contract anniversary prior to your 83rd birthday. The anniversary values equal the contract value on a contract anniversary plus any Purchase Payments since that anniversary but prior to your 86th birthday; and reduced for any withdrawals since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

If the contract is issued on or after your 83rd birthday but prior to your 86th birthday, the death benefit is greater of:

     1.  Contract value; or

     2.  The lesser of:

          a. Gross Purchase Payments received prior to your 86th birthday, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of the withdrawal; or

          b.  125% of Contract Value.

If you are age 90 or older at the time of death and selected the Maximum Anniversary death benefit, the death benefit will be equal to the contract value. Accordingly, you will not get any benefit from this option if you are age 90 or older at the time of contract issue.

For contracts in which the aggregate of all Purchase Payments in contracts issued by AIG SunAmerica Life and/or First SunAmerica Life Insurance Company to the same owner are in excess of $1,000,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon by you and the Company prior to purchasing the contract.

IF YOU PURCHASED YOUR CONTRACT BEFORE JUNE 1, 2004, OR IN STATES WHERE THE DEATH BENEFITS THAT APPEAR HERE ARE NOT CURRENTLY AVAILABLE, PLEASE SEE APPENDIX E FOR A DESCRIPTION OF THE DEATH BENEFIT PROVISIONS. CHECK WITH YOUR FINANCIAL REPRESENTATIVE ABOUT STATE AVAILABILITY.

ESTATEPLUS

EstatePlus is an optional benefit that, if selected, may increase your death benefit amount. If you have earnings in your contract at the time of death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or Maximum Anniversary options. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Percentage.

The table below provides the details if you were age 69 or younger at the time we issue your contract:

-------------------------------------------------------------
 CONTRACT YEAR         ESTATEPLUS              MAXIMUM
    OF DEATH           PERCENTAGE       ESTATEPLUS PERCENTAGE
-------------------------------------------------------------
 Years 0-4         25% of earnings      40% of Net Purchase
                                        Payments
-------------------------------------------------------------
 Years 5-9         40% of earnings      65% of Net Purchase
                                        Payments*
-------------------------------------------------------------
 Years 10+         50% of earnings      75% of Net Purchase
                                        Payments*
-------------------------------------------------------------

If you are between your 70th and 81st birthday at the time we issue your contract the table below shows the available EstatePlus benefit:

-------------------------------------------------------------
 CONTRACT YEAR         ESTATEPLUS              MAXIMUM
    OF DEATH           PERCENTAGE       ESTATEPLUS PERCENTAGE
-------------------------------------------------------------
 All Contract      25% of earnings      40% of Net
 Years                                  Purchase Payments*
-------------------------------------------------------------

* Purchase Payments received after the 5(th) contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12 month periods beginning with the date your contract is issued and ending on the date of death.

What is the EstatePlus Percentage Amount?

We determine the amount of the EstatePlus benefit, based on a percentage of the earnings in your contract at the time of your death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If the earnings amount is negative, no EstatePlus amount will be added.

What is the Maximum EstatePlus Amount?

The EstatePlus benefit is subject to a maximum dollar amount. The maximum EstatePlus amount is equal to a percentage of your Net Purchase Payments.

You must elect EstatePlus at the time of contract application. Once elected, you may not terminate or change this election.

We assess a 0.25% fee for EstatePlus. On a daily basis we deduct this annual charge from the average daily ending value of the assets you have allocated to the Variable Portfolios.

EstatePlus is not available if you are age 81 or older at the time we issue your contract. Furthermore, a Continuing Spouse cannot benefit from EstatePlus if he/she is age 81 or older on the Continuation Date. SEE SPOUSAL CONTINUATION BELOW. The EstatePlus benefit is not available after the latest Annuity Date. You may pay for the EstatePlus benefit and your beneficiary may never receive the benefit if you live past the latest Annuity Date. SEE INCOME OPTIONS BELOW.

EstatePlus may not be available in your state or through the broker-dealer with which your financial representative is affiliated. See your financial representative for information regarding availability.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE ESTATEPLUS BENEFIT (IN ITS ENTIRETY OR ANY COMPONENT AT ANY TIME) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

SPOUSAL CONTINUATION

If you are the original owner of the contract and the Beneficiary is your spouse, your spouse may elect to continue the contract after your death. The spouse becomes the new owner ("Continuing Spouse"). Generally, the contract and its elected features if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place upon the death of the original owner of the contract.

To the extent that the Continuing Spouse invests in the Variable Portfolios or available FAGPs, they will be subject to investment risk as was the original owner.

Upon the spouse's continuation of the contract, we will contribute to the contract value an amount by which the death benefit that would have been paid to the beneficiary upon the death of the original owner exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and proof of death of the original owner in a form satisfactory to us ("Continuation Date"). The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations, except as explained in Appendix C.


Generally, the Continuing Spouse cannot change any contract provisions as the new owner. However, on the Continuation Date, the Continuing Spouse may terminate the original owner's election of EstatePlus. We will terminate EstatePlus if the Continuing Spouse is age 81 or older on the Continuation Date. If EstatePlus is terminated or if the Continuing Spouse dies after the Latest Annuity Date, no EstatePlus benefit will be payable. The age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the Contract. SEE APPENDIX C FOR FURTHER EXPLANATION OF THE DEATH BENEFIT CALCULATIONS FOLLOWING A SPOUSAL CONTINUATION.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

----------------------------------------------------------------
----------------------------------------------------------------
                                    EXPENSES
----------------------------------------------------------------
----------------------------------------------------------------

There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. We will not increase the sales, insurance or withdrawal charges under your contract. However, the investment charges under your contract may increase or decrease. Some states may require that we charge less than the amounts described below.

SEPARATE ACCOUNT CHARGES

The amount of this charge is 0.85% annually, of the value of your contract invested in the Variable Portfolios. We deduct the charge daily. There is no separate account charge deducted from amounts allocated to the fixed account options.

The separate account charge compensates us for the mortality and expense risks and the costs of contract distribution assumed by AIG SunAmerica Life.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The separate account charge is expected to result in a profit. Profit may be used for any legitimate cost/expense including distribution, depending upon market conditions.

SALES CHARGE

We may apply an up-front sales charge against the Gross Purchase Payments you make to your contract. The sales charge equals a percentage of each Gross Purchase Payment and varies with your investment amount.

Your investment amount is determined on the day we receive a Gross Purchase Payment and is the greater of:

     1. The sum of:

        (a) the Gross Purchase Payment amount;

        (b) the current contract value of this contract; and

        (c) the current contract value of any eligible related contracts as defined under the Rights of Accumulation section below; or

     2. The amount, if any, you agree to contribute to this contract.


------------------------------------------------------------
                                     SALES CHARGE AS A
                                PERCENTAGE OF GROSS PURCHASE
       INVESTMENT AMOUNT              PAYMENT INVESTED
------------------------------------------------------------
  Less than $ 50,000                       5.75%
  $ 50,000 - $ 99,999                      4.75%
  $100,000 - $249,999                      3.50%
  $250,000 - $499,999                      2.50%
  $500,000 - $999,999                      2.00%
  $1,000,000 or more                       0.50%*
------------------------------------------------------------

* Additionally, a withdrawal charge of 0.50% applies to gross purchase payments subject to a 0.50% sales charge if invested less than 12 months at the time of withdrawal. SEE PURCHASE PAYMENTS SUBJECT TO A WITHDRAWAL CHARGE BELOW.

We call the above investment levels "breakpoints." You can reduce your sales charge by increasing your investment amount to reach the next breakpoint. For example, an investment amount of $50,000 brings you to the first breakpoint and entitles you to a reduced sales charge of 4.75%.

REDUCING YOUR SALES CHARGES

Our Rights of Accumulation feature allows you to combine your current Gross Purchase Payment with other Gross Purchase Payments and/or contract values so that you may take advantage of the breakpoints in the sales charge schedule.

Other sales charge reductions may be available to clients of financial planners, institutions, broker-dealer representatives or registered investment advisors utilizing fee based services. SEE REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES AND ADDITIONAL AMOUNTS CREDITED BELOW.

LETTER OF INTENT

The Letter of Intent feature lets you establish an investment goal up-front so that all Gross Purchase Payments you make during a designated 13-month period receive the sales charge corresponding to your stated investment goal. When you submit a signed Letter of Intent, we use the amount of your stated investment goal to determine the sales charge on any Gross Purchase Payment you make during the 13-month period as though the total amount of Gross Purchase Payments (your investment goal) is invested as one lump-sum.

Gross Purchase Payments made to your Polaris(II) A-Class contract and Purchase Payments made to any eligible related contract count towards your investment goal. Additionally, Gross Purchase Payments made to your Polaris(II) A-Class contract and Purchase Payments made to any eligible related contract within 90 days prior to our receipt of your Letter of Intent (but not prior to the issue date of your Polaris(II) A-Class contract) may count towards meeting your investment goal. If you use prior Purchase Payments towards satisfying your investment goal, the Letter of Intent start date will be backdated to the receipt date of the earliest prior Purchase Payment. If you wish to use prior Purchase Payments towards meeting your investment goal, you or your financial representative must inform us of such prior Purchase Payments at the time you submit your Letter of Intent.

     EXAMPLE:

     Assume as part of your contract application you sign a Letter of Intent indicating an investment goal of $50,000 over a 13-month period. The sales charge corresponding to your investment goal is 4.75%. You make an initial Gross Purchase Payment of $20,000. We deduct a reduced sales charge of 4.75% from your initial Gross Purchase Payment. Ten months later you make a subsequent Gross Purchase Payment of $30,000. We again deduct a reduced sales charge of 4.75% from your Gross Purchase Payment. Without a Letter of Intent the sales charge for each Gross Purchase Payment would have been 5.75%.

You may submit a Letter of Intent at any time. If you choose to submit a Letter of Intent when you apply for the contract, you must check the corresponding box on the application and complete the appropriate form. If you elect to submit a Letter of Intent after your contract is issued, you must complete the appropriate form, which is available from your financial representative or our Annuity Service Center.

You are not obligated to reach your investment goal. If you do not achieve your investment goal by the end of the 13-month period or if you surrender or annuitize your contract without having reached your investment goal, we will deduct from your contract the difference between: (1) the sales charge corresponding to the amount of Gross Purchase Payments made to your Polaris(II) A-Class contract and purchase payments made to any eligible related contract during the 13-month period; and (2) the sales charge you actually paid, regardless of whether the original sales charge was based on your Letter of Intent investment goal or Rights of Accumulation privileges. The charges are deducted from your investment options in the same proportion as their values are to your then current contract value. We will not deduct this amount if a death benefit is paid on the contract prior to the end of the 13-month period.

You may increase your investment goal by sending us a written request at any time during the 13-month period. Gross Purchase Payments made from the date of such notice through the end of the original 13-month period will receive any applicable reduction in sales charges. Sales charges on Gross Purchase Payments received prior to the notice to increase your investment goal will not be retroactively reduced.

The Letter of Intent feature may not be available in all states. Please contact your investment representative regarding the availability of this feature in your state.

We reserve the right to modify, suspend or terminate this program at any time.

RIGHTS OF ACCUMULATION

You may qualify for a reduced sales charge through Rights of Accumulation. Rights of Accumulation involves combining your current Gross Purchase Payment with the current contract values of this contract and eligible related contracts and mutual funds so that you may reduce the sales charge on your current Gross Purchase Payment(s) into this contract. A list of eligible contracts and mutual funds may be obtained from your financial representative. The sales charge corresponding to this combined investment amount is deducted from your current Gross Purchase Payment.

In order to use Rights of Accumulation to reduce your sales charge using contracts other than your Polaris(II) A-Class contract, you or your financial representative must inform us of the related contracts and mutual funds each time you make a Gross Purchase Payment. The sales charge for Gross Purchase Payments submitted using Rights of Accumulation privileges will be based on the breakpoint corresponding to the sum of (1) your current Gross Purchase Payment;
(2) your current contract value; and (3) the current values of your eligible related contracts and mutual funds.

For purposes of calculating your investment amount, the current contract value is the value of your contract and any eligible related contracts as of the close of the market on the last previous NYSE business day less any current day withdrawals, adjusted for any current day transactions.

     EXAMPLE:

     Assume your contract has a current value of $20,000. You have a second contract with us which qualifies for Rights of Accumulation that has a current value of $25,000. You make a $5,000 Gross Purchase Payment and inform us of your eligible related contracts at the time you make your payment. The sales charge applicable to the current Gross Purchase Payment is based on the sales charge corresponding to the sum of: (1) your current Gross Purchase Payment ($5,000); (2) the current contract value of this contract ($20,000); and (3) the current contract value of your related contract ($25,000). The sum of these values is $50,000. We deduct the sales charge corresponding to an investment amount of $50,000, or 4.75%, from your $5,000 Gross Purchase Payment. Without the benefit of Rights of Accumulation your sales charge would have been 5.75%.

Certain Rights of Accumulation privileges may not be available in your state. Please contact your financial representative regarding the availability of this feature in your state.

We reserve the right to modify, suspend or terminate this program at any time.

PURCHASE PAYMENTS SUBJECT TO A WITHDRAWAL CHARGE

Each Gross Purchase Payment qualifying for a sales charge of 0.50% (that is, your investment amount is $1,000,000 or more) remains subject to a withdrawal charge of 0.50%. The withdrawal charge applies to such Gross Purchase Payment or any portion of it withdrawn if invested less than 12 months prior to such withdrawal.

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered earnings first, then Purchase Payments.

Whenever possible, we deduct the withdrawal charge from the money remaining in your contract. If you fully surrender your contract, we deduct any applicable sales charge from the amount withdrawn.

We will not assess a withdrawal charge for money withdrawn to pay a death benefit or to pay contract fees or charges. We will not assess a withdrawal charge when you switch to the Income Phase, except when you elect to receive income payments using the Income Protector program. If you elect to receive income payments using the Income Protector program, we assess any applicable withdrawal charge when

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calculating your Income Benefit Base. SEE INCOME OPTIONS BELOW.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES BELOW.

INVESTMENT CHARGES

     INVESTMENT MANAGEMENT FEES

Charges are deducted from your Variable Portfolios for the advisory and other expenses of the Variable Portfolios. For more detailed information on these investment charges, refer to the prospectuses for the Trusts.

     SERVICE FEES

Shares of certain trusts may be subject to fees imposed under a distribution and/or servicing plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. For SunAmerica Series Trust ("SAST"), under the distribution plan which is applicable to all classes of shares, recaptured brokerage commissions will be used to make payments to AIG SunAmerica Capital Services, Inc., SAST's Distributor, to pay for various distribution activities on behalf of the SAST Portfolios. These distribution fees will not increase the cost of your investment or affect your return.

In addition, the 0.25% fee applicable to Class II shares of the Van Kampen Life Investment Trust and Class 2 shares of the American Funds Insurance Series is generally used to pay financial intermediaries for services provided over the life of your contract.

For more detailed information on these Investment Management Charges, refer to the prospectuses for the American Funds Insurance Series, Anchor Series Trust, SunAmerica Series Trust, Lord Abbett Series Fund, Inc. and/or Van Kampen Life Investment Trust.

TRANSFER FEE

We currently permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year ($10 in Pennsylvania and Texas). SEE INVESTMENT OPTIONS ABOVE.

OPTIONAL ESTATEPLUS FEE

We charge 0.25% for the EstatePlus feature. On a daily basis, we deduct this charge from the average daily ending value of the assets you have allocated to the Variable Portfolios.

PREMIUM TAX

Certain states charge the Company a tax on the premiums you pay into the contract ranging from 0% to 3.5%. We deduct from your contract these premium tax charges. Currently we deduct the charge for premium taxes when you take a full withdrawal or begin the Income Phase of the contract. In the future, we may assess this deduction at the time you put Purchase Payment(s) into the contract or upon payment of a death benefit.

INCOME TAXES
We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED

Sometimes sales of the contracts to groups of similarly situated individuals may lower our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, we may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria we evaluate to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that administrative and/or sales expenses may be reduced.

In addition, financial planners, institutions, broker-dealer representatives or registered investment advisors utilizing the contract in fee-based investment products pursuant to an agreement with the Distributor, may purchase a version of Polaris(II) A-Class without incurring a front-end and/or contingent deferred sales load.

AIG SunAmerica Life may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives and immediate family members of all of those described.

We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.
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                                 INCOME OPTIONS
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ANNUITY DATE

During the Income Phase, we use the money accumulated in your contract to make regular income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You select the month and year in which you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your income option. Except as indicated under Option 5 below, once you begin receiving income payments, you cannot access your money through a withdrawal or surrender.

Income payments must begin on or before your 95th birthday or on your tenth contract anniversary, whichever occurs later (latest Annuity Date). If you do not choose an Annuity Date, your income payments will automatically begin on this date.

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Certain states may require your income payments to start earlier.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences.

In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES BELOW.

INCOME OPTIONS

Currently, this contract offers five standard income options. Other payout options may be available. Contact the Annuity Service Center for more information. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with Option 4 for a period of 10 years. For income payments based on joint lives, we pay according to Option 3, for a period of 10 years.

We base our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant.

     OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

     OPTION 2 - JOINT AND SURVIVOR LIFE ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop when the survivor dies.

     OPTION 3 - JOINT AND SURVIVOR LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 years or 20 years. If the Annuitant and the survivor die before all of the guaranteed income payments have been made, the remaining payments are made to the Beneficiary under your contract.

     OPTION 4 - LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10 or 20 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your contract.

     OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period, ranging from 5 to 30 years. If the Annuitant dies before all of the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed payments being made) may redeem the contract value after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable income payments. Any applicable withdrawal charges will be deducted from the discounted value as if you fully surrendered your contract.

The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please read the Statement of Additional Information ("SAI") for a more detailed discussion of the income options.

For more information regarding Income Options using the Income Protector feature, please see below.

FIXED OR VARIABLE INCOME PAYMENTS

You can choose income payments that are fixed, variable or both. Unless otherwise elected, at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable and if your money is only in fixed accounts at that time, your income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when income payments begin, your payments will be fixed and variable unless otherwise elected. If income payments are fixed, AIG SunAmerica Life guarantees the amount of each payment. If the income payments are variable the amount is not guaranteed.

INCOME PAYMENTS

We make income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected income option results in income payments of less than $50 per payment, we may decrease the frequency of the payments, state law allowing.

If you are invested in the Variable Portfolios after the Annuity Date your income payments vary depending on four things:

     - for life options, your age when payments begin and in most states, if a Non-qualified contract, your gender; and

     - the value of your contract in the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

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

     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

If you are invested in both the fixed account options and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your income payments.

The value of variable income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable income payments generally increase or decrease from one income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the income payments will increase and if it is less than the AIR, the income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. See also ACCESS TO YOUR MONEY above.

THE INCOME PROTECTOR FEATURE

The Income Protector feature is a future "safety net" which offers you the ability to receive a guaranteed fixed minimum retirement income when you switch to the Income Phase. With the Income Protector feature you know the level of minimum income that will be available to you upon annuitization, regardless of fluctuating market conditions.

The Income Protector is a standard feature of your contract. There is no additional charge associated with this feature. This feature may not be available in your state. Check with your financial representative regarding availability.

We reserve the right to modify, suspend or terminate the Income Protector feature at any time.

HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME

We base the amount of minimum income available to you if you elect to receive income payments using the Income Protector feature upon a calculation we call the income benefit base.

The income benefit base is only a calculation. It does not represent a contract value, nor does it guarantee performance of the Variable Portfolios in which you invest.

Your income benefit base increases if you make subsequent Purchase Payments and decreases if you withdraw money from your contract. The exact income benefit base calculation is equal to (a) plus (b) minus (c) where:

     (a) is equal to, for the first year of calculation, your initial Purchase Payment, or for each subsequent year of calculation, the income benefit base on the prior contract anniversary, and;

     (b) is equal to the sum of all subsequent Purchase Payments made into the contract since the last contract anniversary, and;

     (c) is equal to all withdrawals and applicable fees and charges since the last contract anniversary, in an amount proportionate to the amount by which such withdrawals decreased your contract value.

ELECTING TO RECEIVE INCOME PAYMENTS

You may elect to begin the Income Phase of your contract using the Income Protector feature ONLY within the 30 days after the seventh or later contract anniversary.

The contract anniversary prior to your election to begin receiving income payments is your income benefit date. This is the date as of which we calculate your income benefit base to use in determining your guaranteed minimum fixed retirement income. Your final income benefit base is equal to (a) minus (b) where:

     (a) is equal to your income benefit base as of your income benefit date, and;

     (b) is equal to any partial withdrawals of contract value and any charges applicable to those withdrawals and any withdrawal charges otherwise applicable, calculated as if you fully surrender your contract as the income benefit date, and any applicable premium taxes.

To arrive at the minimum guaranteed retirement income available to you we apply to your final income benefit base the annuity rates stated in your Income Protector endorsement for the income option you select. You then choose if you would like to receive that income annually, semi-annually quarterly or monthly for the time guaranteed under your selected income option. The income options available when using the income protector feature to receive your retirement income are:

     - Life Annuity with 10 Years Guaranteed, or

     - Joint and Survivor Life Annuity with 20 Years Guaranteed

At the time you elect to begin receiving income payments, we will calculate your income payments using both your income benefit base and your contract value. We will use the same income option for each calculation, however, the annuity factors used to calculate your income under the Income Protector feature will be different. You will receive whichever provides a greater stream of income. If you elect to receive

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

income payments using the Income Protector feature your income payments will be fixed in amount. You are not required to use the Income Protector feature to receive income payments.

If a Spousal Beneficiary elects to continue the contract upon the death of the original owner, the Income Protector feature will continue. The Continuation Contribution is not a purchase payment and therefore will not impact the income benefit base calculation. The waiting period before electing to use the Income Protector feature will be counted from the original issue date of the contract.

NOTE TO QUALIFIED CONTRACT HOLDERS

Qualified contracts generally require that you select an income option which does not exceed your life expectancy. That restriction, if it applies to you, may limit your ability to use the Income Protector feature.

You may wish to consult your tax advisor for information concerning your particular circumstances. SEE APPENDIX D FOR AN EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR FEATURE.

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                                     TAXES
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NOTE: THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND
GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE SAI.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.
If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans or arrangements are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, and you may have cost basis in a traditional IRA or in another Qualified Contract.

TAX TREATMENT OF DISTRIBUTIONS--NON-QUALIFIED CONTRACTS

If you make a partial or total withdrawal from a Non-Qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes are treated as being distributed before the earnings on those contributions. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment(s). Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal installments made for your life or for the joint lives of you and your Beneficiary; (5) under an immediate annuity; or
(6) which are attributable to Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS--QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(b) ELIGIBLE DEFERRED COMPENSATION PLANS)

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, with certain limited exceptions, any amount of money you take out as a withdrawal or as income payments is taxable income. In the case of certain Qualified contracts, the IRC further provides for a 10% penalty tax on any taxable withdrawal or income payment paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2;
(2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) in a series

                                        23
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of substantially equal installments, made for your life or for the joint lives of you and your Beneficiary, that begins after separation from service with the employer sponsoring the plan; (5) to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in the IRC; only from an IRA); (7) to fund certain first-time home purchase expenses (only from an IRA); (8) when you separate from service after attaining age 55 (does not apply to an IRA); (9) when paid for health insurance, if you are unemployed and meet certain requirements; and (10) when paid to an alternate payee pursuant to a qualified domestic relations order. This 10% penalty tax does not apply to withdrawals or income payments from governmental 457(b) eligible deferred compensation plans, except to the extent that such withdrawals or income payments are attributable to a prior rollover to the plan (or earnings thereon) from another plan or arrangement that was subject to the 10% penalty tax.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.

MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own an IRA, you must begin taking distributions when you attain age 70 1/2 regardless of when you separate from service from the employer sponsoring the plan. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS issued new regulations, effective January 1, 2003, regarding required minimum distributions from qualified annuity contracts. One of the regulations requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. We are currently awaiting further clarification from the IRS on this regulation, including how the value of such benefits is determined. You should discuss the effect of these new regulations with your tax advisor.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits

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"incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s)could result in taxable income to the owner of the Qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or Contract Value. This contract offers death benefits, which may exceed the greater of Purchase Payments or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a non-qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non- Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the management of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified Contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified Contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified Contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified Contracts in the future.

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                                  PERFORMANCE
----------------------------------------------------------------
----------------------------------------------------------------

We advertise the Cash Management Portfolio's yield and effective yield. In addition, the other Variable Portfolios advertise total return, gross yield and yield-to-maturity. These figures represent past performance of the Variable Portfolios. These performance numbers do not indicate future results.

When we advertise performance for periods prior to the date the particular variable portfolio was incepted through the separate account, we derive the figures from the performance of the corresponding portfolios for the Trusts, if available. We modify these numbers to reflect charges and expenses as if the contract was in existence during the period stated in the advertisement. Figures calculated in this manner do not represent actual historic performance of the particular Variable Portfolio.

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                               OTHER INFORMATION
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AIG SUNAMERICA LIFE

AIG SunAmerica Life is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, AIG SunAmerica Life redomesticated under the laws of the state of Arizona.

AIG SunAmerica Life and its affiliates, SunAmerica Life Insurance Company, First SunAmerica Life Insurance Company, AIG SunAmerica Asset Management Corp., and the AIG Advisors Group, Inc. (comprising six wholly-owned broker-dealers and two investment advisers), specialize in retirement savings and investment products and services. Business focuses include fixed and variable annuities, mutual funds and broker-dealer services.

THE SEPARATE ACCOUNT

AIG SunAmerica Life originally established a separate account, Variable Annuity Account Seven ("separate account"), under Arizona law on August 28, 1998. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

AIG SunAmerica Life owns the assets in the separate account. However, the assets in the separate account are not chargeable with liabilities arising out of any other business conducted by AIG SunAmerica Life. Income gains and losses (realized and unrealized) resulting from assets in the separate account are credited to or charged against the separate account without regard to other income gains or losses of AIG SunAmerica Life. Assets in the separate account are not guaranteed by AIG SunAmerica Life.

THE GENERAL ACCOUNT

Money allocated to the fixed account options goes into AIG SunAmerica Life's general account. The general account consists of all of AIG SunAmerica Life's assets other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any AIG SunAmerica Life contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT

  PAYMENTS TO BROKER-DEALERS

Registered representatives of broker-dealers sell the contract. We pay commissions to the broker-dealers for the sale of your contract ("Contract Commissions"). We pay upfront Contract Commissions that may be up to a maximum 5% of each Gross Purchase Payment you invest and a trail commission of up to a maximum 0.25% of contract value, annually. We pay Contract Commissions directly to the broker-dealer with whom your registered representative is affiliated. Registered representatives may receive a portion of these amounts we pay in accordance with any agreement in place between the registered representative and his/her broker-dealer firm.

We (or our affiliates) may pay broker-dealers or permitted third parties cash or non-cash compensation, including reimbursement of expenses incurred in connection with the sale of these contracts. These payments may be intended to reimburse for specific expenses incurred or may be based on sales, certain assets under management or longevity of assets invested with Us. For example, we may pay additional amounts in connection with contracts that remain invested with us for a particular period of time. We enter into such arrangements in our discretion and we may negotiate customized arrangements with firms, including affiliated and non-affiliated broker-dealers based on various factors. Promotional incentives may change at any time.

The sales charges on your contract cover the cost of the Contract Commission. Other amounts that we may pay are not deducted from your Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the contract. Certain compensation payments may increase our cost of doing business in a particular firm and may result in higher contractual fees and charges if you purchase your contract through such a firm. See EXPENSES, above.

AIG SunAmerica Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG SunAmerica Capital Services, an affiliate of AIG SunAmerica Life, is a registered broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are paid in connection with the distribution of the contracts.

  PAYMENTS WE RECEIVE

In addition to amounts received pursuant to established 12b-1 Plans, we may receive compensation of up to 0.50% from the investment advisers, subadvisers or their affiliates of certain of the underlying Trusts and/or portfolios for services related to the availability of the underlying portfolios in the contract. Furthermore, certain advisers and/or subadvisers may offset the costs we incur for training to support sales of the underlying funds in the contract.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at 1-800-445-SUN2, if you have any comment, question or service request.

During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as deduction of the annual maintenance fee and dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For other transactions, we send confirmations immediately.

During the Accumulation and Income Phases, you will receive a statement of your transactions over the past quarter and a summary of your account values.

It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the separate account. AIG SunAmerica Life engages in various kinds of routine litigation. In management's opinion, these matters are not material in relation to the financial position of the Company. A purported class action captioned NIKITA Mehta, as Trustee of the N.D. Mehta Living Trust vs. AIG SunAmerica Life Assurance Company, Case 04L0199, was filed on April 5, 2004 in the Circuit Court, Twentieth Judicial District in St. Clair County, Illinois. The lawsuit alleges certain improprieties in conjunction with alleged market timing activities. The probability of any particular outcome cannot be reasonably estimated at this time.

OWNERSHIP

The Polaris(II) A-Class Variable Annuity is a Flexible Payment Group Deferred Annuity contract. We issue a group contract to a contract holder for the benefit of the participants in the group. As a participant in the group, you will receive a certificate which evidences your ownership. As used in this prospectus, the term contract refers to your certificate. In some states, a Flexible Payment Individual Modified Guaranteed and Variable Deferred Annuity contract is available instead. Such a contract is identical to the contract described in this prospectus, with the exception that we issue it directly to the owner.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements of AIG SunAmerica Life Assurance Company at December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003, and the financial statements of Variable Annuity Account Seven at April 30, 2004, and for each of the two years in the period ended April 30, 2004, are incorporated herein by reference in this prospectus in reliance on the reports of PricewaterhouseCoopers, LLP, independent registered public accounting firm, given on authority of said firm as experts in auditing and accounting.

REGISTRATION STATEMENT

A registration statement has been filed with the SEC under the Securities Act of 1933 relating to the contract. This prospectus does not contain all the information in the registration statement as permitted by SEC regulations. The omitted information can be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

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                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------------------------
----------------------------------------------------------------

Additional information concerning the operations of the separate account is contained in a Statement of Additional Information ("SAI"), which is available upon written request addressed to our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-SUN2. The contents of the SAI are listed below.

Separate Account..............................      3
General Account...............................      3
Performance Data..............................      4
Income Payments...............................      7
Death Benefit Options for Contracts Issued         10
  Before October 24, 2001.....................
Annuity Unit Values...........................     12
Taxes.........................................     15
Distribution of Contracts.....................     21
Financial Statements..........................     21

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                         INCEPTION TO         4/30/00 TO        4/30/01 TO        4/30/02 TO        4/30/03 TO
   POLARIS II A-CLASS PORTFOLIOS            4/30/00             4/30/01           4/30/02           4/30/03           4/30/04
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation (Inception Date
  - 10/28/99)
  Beginning AUV.....................          10.00          (a)      14.03    (a)     11.590    (a)      9.861    (a)      8.681
                                                             (b)      12.97    (b)     11.585    (b)      9.822    (b)      8.625
  Ending AUV........................          14.03          (a)      11.59    (a)      9.861    (a)      8.681    (a)     10.676
                                                             (b)      11.59    (b)      9.822    (b)      8.625    (b)     10.581
  Ending Number of AUs..............        226,697          (a)  1,301,826    (a)  2,010,220    (a)  2,242,839    (a)  3,348,839
                                                             (b)     11,589    (b)    112,490    (b)    193,637    (b)    339,695
---------------------------------------------------------------------------------------------------------------------------------
Government and Quality Bond
  (Inception Date - 12/16/99)
  Beginning AUV.....................          10.00          (a)      10.13    (a)     11.181    (a)     11.876    (a)     12.783
                                                             (b)      11.09    (b)     11.175    (b)     11.840    (b)     12.713
  Ending AUV........................          10.13          (a)      11.18    (a)     11.876    (a)     12.783    (a)     12.811
                                                             (b)      11.18    (b)     11.840    (b)     12.713    (b)     12.709
  Ending Number of AUs..............         10,743          (a)    142,268    (a)    429,130    (a)  1,104,627    (a)  1,717,250
                                                             (b)      2,041    (b)     22,384    (b)     71,303    (b)    138,314
---------------------------------------------------------------------------------------------------------------------------------
Growth (Inception Date - 11/1/99)
  Beginning AUV.....................          10.00          (a)      11.95    (a)     10.256    (a)      9.065    (a)      7.685
                                                             (b)      11.29    (b)     10.251    (b)      9.037    (b)      7.643
  Ending AUV........................          11.95          (a)      10.26    (a)      9.065    (a)      7.685    (a)      9.573
                                                             (b)      10.25    (b)      9.037    (b)      7.643    (b)      9.495
  Ending Number of AUs..............         93,965          (a)    563,506    (a)  1,102,754    (a)  1,319,642    (a)  2,235,693
                                                             (b)      6,206    (b)     55,407    (b)     97,032    (b)    198,143
---------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth (Inception Date -
  11/1/99)
  Beginning AUV.....................          10.00          (a)      14.14    (a)     10.166    (a)      7.753    (a)      6.307
                                                             (b)      11.78    (b)     10.162    (b)      7.740    (b)      6.281
  Ending AUV........................          14.14          (a)      10.17    (a)      7.753    (a)      6.307    (a)      7.730
                                                             (b)      10.16    (b)      7.740    (b)      6.281    (b)      7.678
  Ending Number of AUs..............         49,324          (a)    207,783    (a)    207,493    (a)    142,222    (a)    180,321
                                                             (b)        365    (b)      1,492    (b)      6,373    (b)     12,138
---------------------------------------------------------------------------------------------------------------------------------
Alliance Growth (Inception Date -
  10/28/99)
  Beginning AUV.....................          10.00          (a)      11.75    (a)      8.502    (a)      6.812    (a)      5.728
                                                             (b)       9.76    (b)      8.498    (b)      6.791    (b)      5.697
  Ending AUV........................          11.75          (a)       8.50    (a)      6.812    (a)      5.728    (a)      6.430
                                                             (b)       8.50    (b)      6.791    (b)      5.697    (b)      6.379
  Ending Number of AUs..............        423,804          (a)  2,004,620    (a)  2,695,963    (a)  2,297,444    (a)  1,944,993
                                                             (b)     10,150    (b)    111,553    (b)    133,969    (b)    138,351
---------------------------------------------------------------------------------------------------------------------------------
Asset Allocation (Inception Date -
  11/12/99)
  Beginning AUV.....................          10.00          (a)      10.34    (a)      9.975    (a)      9.613    (a)      9.320
                                                             (b)      10.35    (b)      9.975    (b)      9.590    (b)      9.274
  Ending AUV........................          10.34          (a)       9.97    (a)      9.613    (a)      9.320    (a)     11.082
                                                             (b)       9.97    (b)      9.590    (b)      9.274    (b)     10.999
  Ending Number of AUs..............         14,781          (a)    112,976    (a)    245,567    (a)    246,399    (a)    324,870
                                                             (b)         --    (b)     23,126    (b)     24,587    (b)     12,280
---------------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth (Inception Date -
  9/5/00)
  Beginning AUV.....................            N/A          (a)      10.00    (a)      7.109    (a)      5.642    (a)      4.604
                                                             (b)       8.03    (b)      7.105    (b)      5.625    (b)      4.578
  Ending AUV........................            N/A          (a)       7.11    (a)      5.642    (a)      4.604    (a)      5.371
                                                             (b)       7.10    (b)      5.625    (b)      4.578    (b)      5.327
  Ending Number of AUs..............            N/A          (a)     30,980    (a)    109,746    (a)    155,299    (a)    177,965
                                                             (b)        335    (b)     10,661    (b)      9,776    (b)     23,464
---------------------------------------------------------------------------------------------------------------------------------
Cash Management (Inception Date -
  11/29/99)
  Beginning AUV.....................          10.00          (a)      10.20    (a)     10.707    (a)     10.891    (a)     10.923
                                                             (b)      10.60    (b)     10.710    (b)     10.886    (b)     10.891
  Ending AUV........................          10.20          (a)      10.71    (a)     10.891    (a)     10.923    (a)     10.891
                                                             (b)      10.71    (b)     10.886    (b)     10.891    (b)     10.832
  Ending Number of AUs..............          3,737          (a)     58,423    (a)    171,876    (a)    321,915    (a)    375,789
                                                             (b)        495    (b)      5,858    (b)     43,742    (b)     44,481
---------------------------------------------------------------------------------------------------------------------------------
Corporate Bond (Inception Date -
  12/27/99)
  Beginning AUV.....................          10.00          (a)      10.01    (a)     10.740    (a)     11.343    (a)     12.402
                                                             (b)      10.64    (b)     10.734    (b)     11.305    (b)     12.330
  Ending AUV........................          10.01          (a)      10.74    (a)     11.343    (a)     12.402    (a)     13.215
                                                             (b)      10.73    (b)     11.305    (b)     12.330    (b)     13.105
  Ending Number of AUs..............          3,500          (a)     87,233    (a)    208,179    (a)    428,783    (a)  1,216,579
                                                             (b)         90    (b)     40,808    (b)     62,702    (b)    142,952
---------------------------------------------------------------------------------------------------------------------------------
(a) Without election of optional EstatePlus feature.
(b) With election of optional EstatePlus feature.
AUV - Accumulation Unit Value
AU - Accumulation Units

                                         INCEPTION TO         4/30/00 TO        4/30/01 TO        4/30/02 TO        4/30/03 TO
   POLARIS II A-CLASS PORTFOLIOS            4/30/00             4/30/01           4/30/02           4/30/03           4/30/04
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Davis Venture Value (Inception Date
  - 10/28/99)
  Beginning AUV.....................          10.00          (a)      11.61    (a)     10.816    (a)      9.889    (a)      8.635
                                                             (b)      11.59    (b)     10.807    (b)      9.857    (b)      8.585
  Ending AUV........................          11.61          (a)      10.82    (a)      9.889    (a)      8.635    (a)     11.288
                                                             (b)      10.81    (b)      9.857    (b)      8.585    (b)     11.195
  Ending Number of AUs..............        353,493          (a)  1,957,911    (a)  3,277,861    (a)  3,552,389    (a)  4,219,824
                                                             (b)     16,912    (b)    167,991    (b)    274,799    (b)    431,379
---------------------------------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street (Inception
  Date - 1/3/00)
  Beginning AUV.....................          10.00          (a)       9.51    (a)     10.714    (a)     11.602    (a)     10.025
                                                             (b)      10.18    (b)     10.714    (b)     11.592    (b)      9.991
  Ending AUV........................           9.51          (a)      10.71    (a)     11.602    (a)     10.025    (a)     12.541
                                                             (b)      10.71    (b)     11.592    (b)      9.991    (b)     12.467
  Ending Number of AUs..............          3,381          (a)     30,007    (a)     69,011    (a)     74,185    (a)     60,730
                                                             (b)         --    (b)      1,004    (b)     11,035    (b)      8,220
---------------------------------------------------------------------------------------------------------------------------------
Emerging Markets (Inception Date -
  11/10/99)
  Beginning AUV.....................          10.00          (a)      11.53    (a)      8.062    (a)      8.844    (a)      7.355
                                                             (b)       9.07    (b)      8.072    (b)      8.832    (b)      7.327
  Ending AUV........................          11.53          (a)       8.06    (a)      8.844    (a)      7.355    (a)     11.021
                                                             (b)       8.07    (b)      8.832    (b)      7.327    (b)     10.952
  Ending Number of AUs..............         16,356          (a)    152,174    (a)    132,773    (a)    102,396    (a)     81,009
                                                             (b)      2,733    (b)      6,718    (b)     10,925    (b)      6,243
---------------------------------------------------------------------------------------------------------------------------------
Federated American Leaders
  (Inception Date - 11/1/99)
  Beginning AUV.....................          10.00          (a)      10.03    (a)     10.676    (a)      9.858    (a)      8.200
                                                             (b)      10.78    (b)     10.674    (b)      9.829    (b)      8.156
  Ending AUV........................          10.03          (a)      10.68    (a)      9.858    (a)      8.200    (a)     10.153
                                                             (b)      10.67    (b)      9.829    (b)      8.156    (b)     10.073
  Ending Number of AUs..............         49,962          (a)    227,673    (a)    469,139    (a)    560,019    (a)    833,201
                                                             (b)        206    (b)     21,853    (b)     24,706    (b)     44,202
---------------------------------------------------------------------------------------------------------------------------------
Global Bond (Inception Date -
  11/29/99)
  Beginning AUV.....................          10.00          (a)      10.20    (a)     11.015    (a)     11.307    (a)     12.105
                                                             (b)      10.92    (b)     11.012    (b)     11.275    (b)     12.040
  Ending AUV........................          10.20          (a)      11.01    (a)     11.307    (a)     12.105    (a)     12.246
                                                             (b)      11.01    (b)     11.275    (b)     12.040    (b)     12.149
  Ending Number of AUs..............          1,149          (a)     17,170    (a)     45,752    (a)     74,019    (a)    141,130
                                                             (b)         44    (b)      4,201    (b)      6,954    (b)     11,858
---------------------------------------------------------------------------------------------------------------------------------
Global Equities (Inception Date -
  11/8/99)
  Beginning AUV.....................          10.00          (a)      11.70    (a)      8.651    (a)      7.071    (a)      5.740
                                                             (b)       9.90    (b)      8.647    (b)      7.051    (b)      5.710
  Ending AUV........................          11.70          (a)       8.65    (a)      7.071    (a)      5.740    (a)      6.936
                                                             (b)       8.65    (b)      7.051    (b)      5.710    (b)      6.882
  Ending Number of AUs..............         81,597          (a)    506,012    (a)    628,393    (a)    477,240    (a)    388,668
                                                             (b)      2,756    (b)      9,687    (b)      9,781    (b)      7,971
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Research (Inception
  Date - 8/1/00)
  Beginning AUV.....................            N/A          (a)      10.00    (a)      8.715    (a)      6.088    (a)      5.244
                                                             (b)       9.76    (b)      8.716    (b)      6.072    (b)      5.216
  Ending AUV........................            N/A          (a)       8.72    (a)      6.088    (a)      5.244    (a)      6.436
                                                             (b)       8.72    (b)      6.072    (b)      5.216    (b)      6.386
  Ending Number of AUs..............            N/A          (a)     31,175    (a)     80,348    (a)     76,812    (a)    117,350
                                                             (b)        326    (b)      7,463    (b)     10,045    (b)     10,208
---------------------------------------------------------------------------------------------------------------------------------
Growth-Income (Inception Date -
  11/1/99)
  Beginning AUV.....................          10.00          (a)      11.39    (a)      9.513    (a)      8.093    (a)      6.979
                                                             (b)      10.42    (b)      9.507    (b)      8.069    (b)      6.941
  Ending AUV........................          11.39          (a)       9.51    (a)      8.093    (a)      6.979    (a)      8.348
                                                             (b)       9.51    (b)      8.069    (b)      6.941    (b)      8.282
  Ending Number of AUs..............        335,543          (a)  1,673,087    (a)  2,296,734    (a)  1,743,668    (a)  1,520,053
                                                             (b)      8,279    (b)    107,132    (b)    109,068    (b)     97,758
---------------------------------------------------------------------------------------------------------------------------------
Growth Opportunities (Inception Date
  - 8/22/00)
  Beginning AUV.....................            N/A          (a)      10.00    (a)      6.857    (a)      5.010    (a)      3.637
                                                             (b)       8.60    (b)      6.857    (b)      5.241    (b)      3.833
  Ending AUV........................            N/A          (a)       6.86    (a)      5.010    (a)      3.637    (a)      4.409
                                                             (b)       6.86    (b)      5.241    (b)      3.833    (b)      4.634
  Ending Number of AUs..............            N/A          (a)     54,857    (a)     75,693    (a)     48,013    (a)     54,926
                                                             (b)         --    (b)          5    (b)        317    (b)      3,556
---------------------------------------------------------------------------------------------------------------------------------
(a) Without election of optional EstatePlus feature.
(b) With election of optional EstatePlus feature.
AUV - Accumulation Unit Value
AU - Accumulation Units

                                         INCEPTION TO         4/30/00 TO        4/30/01 TO        4/30/02 TO        4/30/03 TO
   POLARIS II A-CLASS PORTFOLIOS            4/30/00             4/30/01           4/30/02           4/30/03           4/30/04
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
High-Yield Bond (Inception Date -
  11/29/99)
  Beginning AUV.....................          10.00          (a)      10.06    (a)      9.299    (a)      8.744    (a)      9.005
                                                             (b)       9.71    (b)      9.299    (b)      8.728    (b)      8.965
  Ending AUV........................          10.06          (a)       9.30    (a)      8.744    (a)      9.005    (a)     10.682
                                                             (b)       9.30    (b)      8.728    (b)      8.965    (b)     10.608
  Ending Number of AUs..............         13,058          (a)     91,018    (a)    182,420    (a)    267,960    (a)    587,922
                                                             (b)         --    (b)      5,112    (b)     18,202    (b)     46,284
---------------------------------------------------------------------------------------------------------------------------------
International Diversified Equities
  (Inception Date - 11/23/99)
  Beginning AUV.....................          10.00          (a)       9.87    (a)      7.958    (a)      6.634    (a)      4.641
                                                             (b)       8.63    (b)      7.953    (b)      6.614    (b)      4.616
  Ending AUV........................           9.87          (a)       7.96    (a)      6.634    (a)      4.641    (a)      6.156
                                                             (b)       7.95    (b)      6.614    (b)      4.616    (b)      6.111
  Ending Number of AUs..............         30,627          (a)    139,489    (a)    216,629    (a)    204,331    (a)    259,738
                                                             (b)        656    (b)      1,943    (b)      1,550    (b)     11,443
---------------------------------------------------------------------------------------------------------------------------------
International Growth and Income
  (Inception Date - 10/28/99)
  Beginning AUV.....................          10.00          (a)      10.82    (a)      9.717    (a)      8.498    (a)      6.648
                                                             (b)      10.46    (b)      9.715    (b)      8.476    (b)      6.614
  Ending AUV........................          10.82          (a)       9.72    (a)      8.498    (a)      6.648    (a)      9.079
                                                             (b)       9.72    (b)      8.476    (b)      6.614    (b)      9.011
  Ending Number of AUs..............        132,522          (a)    663,722    (a)    907,962    (a)    837,785    (a)    748,220
                                                             (b)      1,472    (b)     20,303    (b)     32,278    (b)     35,769
---------------------------------------------------------------------------------------------------------------------------------
MFS Massachusetts Investors Trust
  (Inception Date - 11/1/99)
  Beginning AUV.....................          10.00          (a)      10.49    (a)      9.736    (a)      8.225    (a)      7.039
                                                             (b)      10.34    (b)      9.735    (b)      8.203    (b)      7.003
  Ending AUV........................          10.49          (a)       9.74    (a)      8.225    (a)      7.039    (a)      8.136
                                                             (b)       9.74    (b)      8.203    (b)      7.003    (b)      8.074
  Ending Number of AUs..............        114,191          (a)    581,736    (a)    972,320    (a)    902,075    (a)    805,399
                                                             (b)      5,570    (b)     66,103    (b)     90,251    (b)     91,094
---------------------------------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth (Inception Date -
  11/1/99)
  Beginning AUV.....................          10.00          (a)      13.69    (a)     13.193    (a)      8.269    (a)      5.884
                                                             (b)      14.87    (b)     13.188    (b)      8.244    (b)      5.852
  Ending AUV........................          13.69          (a)      13.19    (a)      8.269    (a)      5.884    (a)      7.834
                                                             (b)      13.19    (b)      8.244    (b)      5.852    (b)      7.772
  Ending Number of AUs..............         30,505          (a)    344,347    (a)    442,836    (a)    449,234    (a)    441,724
                                                             (b)        306    (b)     25,484    (b)     33,748    (b)     35,097
---------------------------------------------------------------------------------------------------------------------------------
MFS Total Return (Inception Date -
  10/28/99)
  Beginning AUV.....................          10.00          (a)      10.22    (a)     11.789    (a)     11.859    (a)     11.289
                                                             (b)      11.64    (b)     11.782    (b)     11.821    (b)     11.226
  Ending AUV........................          10.22          (a)      11.79    (a)     11.859    (a)     11.289    (a)     12.842
                                                             (b)      11.78    (b)     11.821    (b)     11.226    (b)     12.738
  Ending Number of AUs..............         50,264          (a)    355,139    (a)  1,374,837    (a)  2,391,121    (a)  3,949,893
                                                             (b)      4,588    (b)     94,278    (b)    218,848    (b)    432,049
---------------------------------------------------------------------------------------------------------------------------------
Putnam Growth: Voyager (Inception
  Date - 11/1/99)
  Beginning AUV.....................          10.00          (a)      11.33    (a)      8.383    (a)      6.571    (a)      5.480
                                                             (b)       9.55    (b)      8.380    (b)      6.553    (b)      5.451
  Ending AUV........................          11.33          (a)       8.38    (a)      6.571    (a)      5.480    (a)      6.333
                                                             (b)       8.38    (b)      6.553    (b)      5.451    (b)      6.284
  Ending Number of AUs..............        177,965          (a)    820,691    (a)    953,847    (a)    817,468    (a)  1,063,200
                                                             (b)      3,244    (b)     25,257    (b)     22,523    (b)     93,442
---------------------------------------------------------------------------------------------------------------------------------
Real Estate (Inception Date -
  2/7/00)
  Beginning AUV.....................          10.00          (a)      10.77    (a)     12.621    (a)     14.317    (a)     14.880
                                                             (b)      12.42    (b)     12.623    (b)     14.279    (b)     14.804
  Ending AUV........................          10.77          (a)      12.62    (a)     14.317    (a)     14.880    (a)     18.683
                                                             (b)      12.62    (b)     14.279    (b)     14.804    (b)     18.540
  Ending Number of AUs..............          2,461          (a)     15,795    (a)     69,705    (a)     88,262    (a)    108,473
                                                             (b)         39    (b)        928    (b)      3,919    (b)      5,621
---------------------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced (Inception Date
  - 10/28/99)
  Beginning AUV.....................          10.00          (a)      11.01    (a)      9.336    (a)      8.175    (a)      7.437
                                                             (b)      10.08    (b)      9.333    (b)      8.152    (b)      7.398
  Ending AUV........................          11.01          (a)       9.34    (a)      8.175    (a)      7.437    (a)      8.207
                                                             (b)       9.33    (b)      8.152    (b)      7.398    (b)      8.143
  Ending Number of AUs..............         93,619          (a)    431,856    (a)    632,064    (a)    550,347    (a)    530,846
                                                             (b)        265    (b)     19,591    (b)     24,362    (b)     27,544
---------------------------------------------------------------------------------------------------------------------------------
(a) Without election of the optional EstatePlus feature.
(b) With election of the optional EstatePlus feature.
AUV - Accumulation Unit Value
AU - Accumulation Units

                                         INCEPTION TO         4/30/00 TO        4/30/01 TO        4/30/02 TO        4/30/03 TO
   POLARIS II A-CLASS PORTFOLIOS            4/30/00             4/30/01           4/30/02           4/30/03           4/30/04
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Technology (Inception Date -
  8/21/00)
  Beginning AUV.....................            N/A          (a)      10.00    (a)      4.375    (a)      2.507    (a)      1.815
                                                             (b)       6.68    (b)      4.375    (b)      2.499    (b)      1.805
  Ending AUV........................            N/A          (a)       4.38    (a)      2.507    (a)      1.815    (a)      2.174
                                                             (b)       4.38    (b)      2.499    (b)      1.805    (b)      2.157
  Ending Number of AUs..............            N/A          (a)     23,583    (a)     46,009    (a)     58,799    (a)    108,335
                                                             (b)         --    (b)      3,185    (b)      7,962    (b)     13,639
---------------------------------------------------------------------------------------------------------------------------------
Telecom Utility (Inception Date -
  12/16/99)
  Beginning AUV.....................          10.00          (a)       9.91    (a)      9.278    (a)      7.325    (a)      6.050
                                                             (b)       9.12    (b)      9.277    (b)      7.311    (b)      6.023
  Ending AUV........................           9.91          (a)       9.28    (a)      7.325    (a)      6.050    (a)      6.962
                                                             (b)       9.28    (b)      7.311    (b)      6.023    (b)      6.914
  Ending Number of AUs..............          9,175          (a)     69,692    (a)     77,161    (a)     61,703    (a)     40,778
                                                             (b)        104    (b)      3,437    (b)      3,965    (b)      4,149
---------------------------------------------------------------------------------------------------------------------------------
Worldwide High Income (Inception
  Date - 11/10/99)
  Beginning AUV.....................          10.00          (a)      10.42    (a)      9.735    (a)      9.735    (a)     10.471
                                                             (b)      10.54    (b)      9.735    (b)      9.711    (b)     10.420
  Ending AUV........................          10.42          (a)       9.74    (a)      9.735    (a)     10.471    (a)     11.563
                                                             (b)       9.74    (b)      9.711    (b)     10.420    (b)     11.477
  Ending Number of AUs..............          3,802          (a)     31,309    (a)     42,247    (a)     63,528    (a)    126,343
                                                             (b)         --    (b)      3,483    (b)      6,051    (b)     14,716
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II
  Shares (Inception Date - 10/15/01)
  Beginning AUV.....................            N/A                     N/A    (a)     10.000    (a)     10.027    (a)      8.408
                                                                               (b)     10.000    (b)     10.017    (b)      8.378
  Ending AUV........................            N/A                     N/A    (a)     10.027    (a)      8.408    (a)     10.799
                                                                               (b)     10.017    (b)      8.378    (b)     10.734
  Ending Number of AUs..............            N/A                     N/A    (a)    458,910    (a)  1,732,236    (a)  4,509,831
                                                                               (b)     30,268    (b)    145,026    (b)    462,772
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth,
  Class II Shares (Inception Date -
  10/15/01)
  Beginning AUV.....................            N/A                     N/A    (a)     10.000    (a)      9.449    (a)      7.332
                                                                               (b)     10.000    (b)      9.471    (b)      7.331
  Ending AUV........................            N/A                     N/A    (a)      9.449    (a)      7.332    (a)      8.514
                                                                               (b)      9.471    (b)      7.331    (b)      8.491
  Ending Number of AUs..............            N/A                     N/A    (a)     51,578    (a)    221,473    (a)    568,055
                                                                               (b)     13,454    (b)     39,858    (b)     76,046
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income,
  Class II Shares (Inception Date -
  10/15/01)
  Beginning AUV.....................            N/A                     N/A    (a)     10.000    (a)     10.807    (a)      9.051
                                                                               (b)     10.000    (b)     10.776    (b)      9.003
  Ending AUV........................            N/A                     N/A    (a)     10.807    (a)      9.051    (a)     11.287
                                                                               (b)     10.776    (b)      9.003    (b)     11.199
  Ending Number of AUs..............            N/A                     N/A    (a)    187,349    (a)    977,264    (a)  2,967,167
                                                                               (b)     21,215    (b)    124,050    (b)    313,207
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Growth and
  Income (Inception Date - 5/1/02)
  Beginning AUV.....................            N/A                     N/A               N/A    (a)     10.000    (a)      8.561
                                                                                                 (b)     10.000    (b)      8.540
  Ending AUV........................            N/A                     N/A               N/A    (a)      8.561    (a)     10.654
                                                                                                 (b)      8.540    (b)     10.602
  Ending Number of AUs..............            N/A                     N/A               N/A    (a)  1,045,100    (a)  4,090,198
                                                                                                 (b)     99,187    (b)    472,794
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Mid Cap
  Value (Inception Date - 5/1/02)
  Beginning AUV.....................            N/A                     N/A               N/A    (a)     10.000    (a)      8.378
                                                                                                 (b)     10.000    (b)      8.358
  Ending AUV........................            N/A                     N/A               N/A    (a)      8.378    (a)     11.113
                                                                                                 (b)      8.358    (b)     11.059
  Ending Number of AUs..............            N/A                     N/A               N/A    (a)    585,524    (a)  2,311,323
                                                                                                 (b)     81,785    (b)    287,550
---------------------------------------------------------------------------------------------------------------------------------
(a) Without election of the optional EstatePlus feature.
(b) With election of the optional EstatePlus feature.
AUV - Accumulation Unit Value
AU - Accumulation Units

                                         INCEPTION TO         4/30/00 TO        4/30/01 TO        4/30/02 TO        4/30/03 TO
   POLARIS II A-CLASS PORTFOLIOS            4/30/00             4/30/01           4/30/02           4/30/03           4/30/04
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation
  (Inception Date - 9/30/02)........            N/A                     N/A               N/A    (a)     10.000    (a)     10.763
Beginning AUV.......................            N/A                     N/A               N/A    (b)     10.000    (b)     10.755
                                                                                                 (a)     10.763    (a)     12.438
Ending AUV..........................            N/A                     N/A               N/A    (b)     10.755    (b)     12.398
                                                                                                 (a)    799,987    (a)  4,341,675
Ending Number of AUs................            N/A                     N/A               N/A    (b)     53,140    (b)    457,726
---------------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth
  (Inception Date - 9/30/02)........            N/A                     N/A               N/A    (a)     10.000    (a)     11.274
Beginning AUV.......................            N/A                     N/A               N/A    (b)     10.000    (b)     11.264
                                                                                                 (a)     11.274    (a)     14.832
Ending AUV..........................            N/A                     N/A               N/A    (b)     11.264    (b)     14.783
                                                                                                 (a)    174,275    (a)  1,616,933
Ending Number of AUs................            N/A                     N/A               N/A    (b)      6,326    (b)    189,446
---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth (Inception
  Date - 9/30/02)...................            N/A                     N/A               N/A    (a)     10.000    (a)     11.766
Beginning AUV.......................            N/A                     N/A               N/A    (b)     10.000    (b)     11.753
                                                                                                 (a)     11.766    (a)     15.002
Ending AUV..........................            N/A                     N/A               N/A    (b)     11.753    (b)     14.949
                                                                                                 (a)    464,391    (a)  3,076,002
Ending Number of AUs................            N/A                     N/A               N/A    (b)     38,822    (b)    439,457
---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income
  (Inception Date - 9/30/02)........            N/A                     N/A               N/A    (a)     10.000    (a)     11.390
Beginning AUV.......................            N/A                     N/A               N/A    (b)     10.000    (b)     11.368
                                                                                                 (a)     11.390    (a)     14.389
Ending AUV..........................            N/A                     N/A               N/A    (b)     11.368    (b)     14.325
                                                                                                 (a)    987,417    (a)  6,182,253
Ending Number of AUs................            N/A                     N/A               N/A    (b)     88,643    (b)    642,993


---------------------------------------------------------------------------------------------------------------------------------
(a) Without election of the optional EstatePlus feature.
(b) With election of the optional EstatePlus feature.
AUV - Accumulation Unit Value
AU - Accumulation Units

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX B - MARKET VALUE ADJUSTMENT ("MVA")
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

If you take money out of any available multi-year FAGP before the end of the guarantee period, we make an adjustment to your contract. We refer to the adjustment as a market value adjustment ("MVA"). The MVA does not apply to any available one-year fixed account option. The MVA reflects any difference in the interest rate environment between the time you place your money in the FAGP and the time when you withdraw or transfer that money. This adjustment can increase or decrease your contract value. Generally, if interest rates drop between the time you put your money into a FAGP and the time you take it out, we credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, we post a negative adjustment to your contract. You have 30 days after the end of each guarantee period to reallocate your funds without incurring any MVA.

The information in this Appendix applies only if you take money out of a FAGP (with a duration longer than 1 year) before the end of the guarantee period.

We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the FAGP. For the current rate we use a rate being offered by us for a guarantee period that is equal to the time remaining in the FAGP from which you seek withdrawal. If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number between the interest rates currently offered for the two closest periods available.

Where the MVA is negative, we first deduct the adjustment from any money remaining in the FAGP. If there is not enough money in the FAGP to meet the negative deduction, we deduct the remainder from your withdrawal. Where the MVA is positive, we add the adjustment to your withdrawal amount. If a withdrawal charge applies, it is deducted before the MVA calculation. The MVA is assessed on the amount withdrawn less any withdrawal charges.

The MVA is computed by multiplying the amount withdrawn, transferred or taken under an income option by the following factor:

                   [(1+I/(1+J+L)] to the power of (N/12) - 1

  where:

        I is the interest rate you are earning on the money invested in the FAGP;

        J is the interest rate then currently available for the period of time equal to the number of years rounded up to the nearest integer remaining in the term you initially agreed to leave your money in the FAGP;

        N is the number of full months remaining in the term you initially agreed to leave your money in the FAGP; and

        L is 0.005 (Some states require a different value. Please see your contract.)

  We do not assess an MVA against withdrawals under the following circumstances:

     - If a withdrawal is made within 30 days after the end of a guarantee period;

     - If a withdrawal is made to pay contract fees and charges;

     - To pay a death benefit; and

     - Upon beginning an income option, if occurring on the Latest Annuity Date.

EXAMPLES OF THE MVA

    The purpose of the examples below is to show how the MVA adjustments are calculated and may not reflect the Guarantee periods available or Withdrawal
                    Charges applicable under your contract.

The examples below assume the following:

     (1) You made an initial Purchase Payment of $10,000 and allocated it to a 3-year FAGP at a rate of 5%;

     (2) You make a partial withdrawal of $4,000 when 1 1/2 years (18 months) remain in the term you initially agreed to leave your money in the FAGP (N=18);

     (3) You have not made any other transfers, additional Purchase Payments, or withdrawals; and

     (4) Your contract was issued in a state where L=0.005.

POSITIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for a new Purchase Payments in the 1-year FAGP is 3.5% and the 3-year FAGP is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 4%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn falls within the free look amount.

The MVA factor is = [(1+I/(1+J+0.005)] to the power of (N/12) - 1
                  = [(1.05)/(1.04+0.005)] to the power of (18/12) - 1
                  = (1.004785) to the power of (1.5) - 1
                  = 1.007186 - 1
                  = + 0.007186

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:
                         $4,000 X (+0.007186) = +$28.74

$28.74 represents the positive MVA that would be added to the withdrawal.

NEGATIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 5.5% and the 3-year FAGP is 6.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 6%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn falls with the free withdrawal amount.

The MVA factor is = [(1+I)/(1+J+0.005)] to the power of (N/12) - 1
                  = [(1.05)/(1.06+0.005)] to the power of (18/12) - 1
                  = (0.985915) to the power of (1.5) - 1
                  = 0.978948 - 1
                  = - 0.021052

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:
                        $4,000 X (- 0.021052) = -$84.21

$84.21 represents the negative MVA that will be deducted from the money remaining in the 3-year FAGP.

POSITIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for a new Purchase Payments in the 1-year FAGP is 3.5% and the 3-year FAGP is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 4%. A withdrawal charge of 6% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.

The MVA factor is = [(1+I)/(I+J+0.005)] to the power of (N/12) - 1
                  = [(1.05)/(1.04+0.005)] to the power of (18/12) - 1
                  = (1.004785) to the power of (1.5) - 1
                  = 1.007186 - 1
                  = + 0.007186

The requested withdrawal amount, less the withdrawal charge ($4,000 - (6% X $4,000) = $3,760) is multiplied by the MVA factor to determine the MVA:
                         $3,760 X (+0.007186) = +$27.02

$27.02 represents the positive MVA that would be added to the withdrawal.

NEGATIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 5.5% and the 3-year FAGP is 6.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 6%. A withdrawal charge of 6% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.

The MVA factor is = [(1+I)/(I+J+0.005)] to the power of (N/12) - 1
                  = [(1.05)/(1.06+0.005)] to the power of (18/12) - 1
                  = (0.985916) to the power of (1.5) - 1
                  = 0.978949 - 1
                  = - 0.021051

The requested withdrawal amount, less the withdrawal charge ($4,000 - (6% X $4,000) = $3,760) is multiplied by the MVA factor to determine the MVA:
                         $3,760 X (-0.021052) = -$79.16

$79.16 represents the negative MVA that would be deducted from the money remaining in the 3-year FAGP.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX C - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Capitalized terms used in this Appendix have the same meaning as they have in the Death Benefit section of the prospectus.

The term Continuation Net Purchase Payments is used frequently to describe the death benefits payable to the beneficiary of the Continuing Spouse. We define Continuation Net Purchase Payments as Net Purchase Payments made on and/or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.

The term "withdrawals" as used in describing the death benefit options below is defined as withdrawals and the fees and charges applicable to those withdrawals.

A.  DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

     1. Purchase Payment Accumulation Option

          If the original owner of the contract elected Option 1, Purchase Payment Accumulation Option, and the Continuing Spouse is age 74 or younger on the Continuation Date, then upon the death of the Continuing Spouse, the death benefit will be the greatest of:

          a. Contract value; or
          b. Contract value on the Continuation Date plus Continuation Net Purchase Payments, compounded at 3% annual growth rate, to the earlier of the Continuing Spouse's 75th birthday or date of death; reduced for any withdrawals and increased by any Continuation Net Purchase Payments received after the Continuing Spouse's 75th birthday to the earlier of the Continuing Spouse's 86th birthday or date of death; or
          c. Contract value on the seventh contract anniversary (from the issue date of the original owner), reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, plus any Net Purchase Payments received between the seventh contract anniversary date but prior to the Continuing Spouse's 86th birthday.
          d. Contract value on the Continuation Date plus Gross Purchase Payment reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal received prior to the Continuing Spouse's 86th birthday.

          If the Continuing Spouse is age 75-82 on the Continuation Date, then the death benefit will be the greatest of:

          a. Contract value; or
          b. Contract value on the Continuation Date plus Gross Purchase Payment reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal received prior to the Continuing Spouse's 86th birthday; or
          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, plus any Net Purchase Payments received since that anniversary date but prior to the Continuing Spouse's 86th birthday, and reduced for any withdrawals since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of withdrawal.

          If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greatest of:

          a. Contract value; or
          b. the lesser of:

             (1) Contract value on the Continuation Date plus Gross Purchase
                 Payment reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal received prior to the Continuing Spouse's 86th birthday; or

             (2) 125% of the contract value.

          If the Continuing Spouse is age 86 or older as of the Continuation Date and the original owner of the contract elected the Purchase Payment Accumulation death benefit, the death benefit will be equal to the contract value.

     2. Maximum Anniversary Value Option

          If the original owner of the contract elected Option 2, Maximum Anniversary Option, and the Continuing Spouse is age 82 or younger on the Continuation Date, then upon the death of the Continuing Spouse, the death benefit will be the greatest of:

          a. Contract value; or
          b. Contract value on the Continuation Date plus Gross Purchase Payment reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal received prior to the Continuing Spouse's 86th birthday; or
          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date after the Continuation Date, plus any Purchase Payments received since that anniversary date but prior to the Continuing Spouse's 86th birthday, and reduced for any withdrawals since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of withdrawal.

          If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greater of:

          a. Contract value; or
          b. the lesser of:

             (3) Contract value on the Continuation Date plus Gross Purchase
                 Payment reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal received prior to the Continuing Spouse's 86th birthday; or

             (4) 125% of the contract value.

          If the Continuing Spouse is age 86 or older at the time of death, under the Maximum Anniversary death benefit, their Beneficiary will receive only the contract value.

Please see the Statement of Additional Information for a description of the death benefit calculations following a Spousal Continuation for contracts issued before May 31, 2004.
B. THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefit may increase the death benefit amount. The EstatePlus benefit is only available if the original owner elected EstatePlus and it has not been discontinued or terminated. If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable, based on the number of years the Continuing Spouse has held the contract since the Continuation Date. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary option.

The term "Continuation Net Purchase Payment" is used frequently to describe the EstatePlus benefit payable to the beneficiary of the Continuing Spouse. We define Continuation Net Purchase Payment as Net Purchase Payments made as of the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawal, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.

The following table identifies the factors we use in determining the percentage of earnings that will be added to the death benefit at the Continuing Spouse's date of death, if the Continuing Spouse is age 69 or younger on the Continuation
Date:

-------------------------------------------------------------
 CONTRACT YEAR         ESTATEPLUS              MAXIMUM
    OF DEATH           PERCENTAGE       ESTATEPLUS PERCENTAGE
-------------------------------------------------------------
 Years 0-4         25% of earnings      40% of Continuation
                                        Net Purchase Payments
-------------------------------------------------------------
 Years 5-9         40% of earnings      65% of Continuation
                                        Net Purchase
                                        Payments*
-------------------------------------------------------------
 Years 10+         50% of earnings      75% of Continuation
                                        Net Purchase
                                        Payments*
-------------------------------------------------------------

If the Continuing Spouse is between their 70th and 81st birthday on the Continuation Date, the table below shows the available EstatePlus benefit:

-------------------------------------------------------------
 CONTRACT YEAR         ESTATEPLUS              MAXIMUM
    OF DEATH           PERCENTAGE       ESTATEPLUS PERCENTAGE
-------------------------------------------------------------
 All Contract      25% of earnings      40% of Continuation
 Years                                  Net Purchase
                                        Payments*
-------------------------------------------------------------

* Purchase Payments received after the 5(th) year following the Continuation Date must remain in the contract for at least six months to be included as part of Continuation Net Purchase Payments for purpose of the Maximum EstatePlus calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12 month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death.

What is the EstatePlus amount?

We determine the EstatePlus amount based upon a percentage of earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings are defined as (1) minus (2) where

         (1) equals the contract value on the Continuing Spouse's date of death;

         (2) equals the Continuation Net Purchase Payment(s).

What is the Maximum EstatePlus amount?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus amount is a percentage of the Continuation Net Purchase Payments.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME ON PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   APPENDIX D - HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR
                                    FEATURE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This table assumes $100,000 initial investment, net of sales charges, in a Non-qualified contract with no withdrawals, additional Purchase Payments or premium taxes.

-------------------------------------------------------------------------------------------------
                             Minimum annual income if you elect to receive income payments
     If at issue                             on contract anniversary . . .
    you are . . .              7                 10                 15                 20
-------------------------------------------------------------------------------------------------
   Male age 60*              6,108              6,672              7,716              8,832
-------------------------------------------------------------------------------------------------
   Female age 60*            5,388              5,880              6,900              8,112
-------------------------------------------------------------------------------------------------
   Joint**                   4,716              5,028              5,544              5,928
   Male-60
   Female-60
-------------------------------------------------------------------------------------------------

 * Life annuity with 10 years guaranteed
** Joint and survivor life annuity with 20 years guaranteed

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  APPENDIX E - DEATH BENEFIT OPTIONS FOR CONTRACTS ISSUED BEFORE JUNE 1, 2004
                         OR PURCHASED IN CERTAIN STATES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE DEATH BENEFITS FOR CONTRACTS ISSUED BEFORE JUNE 1, 2004 OR IN STATES WHERE THE DEATH BENEFITS THAT APPEAR IN THE PROSPECTUS ARE NOT CURRENTLY AVAILABLE, ARE AS FOLLOWS:

OPTION 1 -- PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:

     1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or

     2. total Gross Purchase Payments reduced by any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of each withdrawal; or

     3. Net Purchase Payments compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments recorded after the date of death; and reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of the withdrawal; or

     4. the contract value on the seventh contract anniversary, plus any Purchase Payments since the seventh contract anniversary; and reduced for any withdrawals since the seventh contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any purchase payments recorded after the date of death; and reduced for each withdrawal recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

          The Purchase Payment Accumulation option may not be available to Washington state policyowners. Please check with your financial representative for availability.

OPTION 2 -- MAXIMUM ANNIVERSARY OPTION

The death benefit is the greatest of:

     1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or

     2. total Gross Purchase Payments reduced by any withdrawal in the same proportion that the withdrawal reduced the contract value on the date of each withdrawal; or

     3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals since the contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

          If you are age 90 or older at the time of death and selected the Option 2 death benefit, the death benefit will be equal to contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of Option 2 if:

          - you are age 81 or older at the time of contract issue; or
          - you are age 90 or older at the time of your death.

          The death benefit options on contracts issued before October 24, 2001 would be subject to a different calculation. Please see the Statement of Additions Information for details.

THE FOLLOWING DESCRIBES THE DEATH BENEFIT OPTIONS FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED BEFORE JUNE 1, 2004:

     1. Purchase Payment Accumulation Option

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Continuation Net Purchase Payments; or

          c. Continuation Net Purchase Payments compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Purchase Payments recorded after the date of death; and reduced by any Gross Withdrawals recorded after the date of death in the same proportion that the Gross Withdrawal reduced the contract value on the date of each withdrawal; or

          d. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary and reduced for any Gross Withdrawals recorded after the seventh contract anniversary in the same proportion that the Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the Continuation
             Date) plus any Purchase Payments; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Total Gross Purchase Payments reduced by any withdrawals in the same proportions that the withdrawal reduced the contract value on the date of each withdrawal; or

          c. Net Purchase Payments made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the original contract issue date) plus any Purchase Payments recorded after the date of death; and reduced for any Gross Withdrawals recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the withdrawal; or

          d. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary; and reduced for any Gross Withdrawals since the seventh contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the contract issue date) plus any Purchase Payments; and reduced for any Gross Withdrawals recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal.

     2. Maximum Anniversary Value Option -- if the continuing spouse is below age 90 at the time of death, and:

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Continuation Net Purchase Payments; or

          c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date and prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments made since that contract anniversary; and reduced for any Gross Withdrawals recorded since the contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greatest of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Total Gross Purchase Payments reduced by withdrawals in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal; or

          c. The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any Gross Withdrawals since the contract anniversary in the same proportion that the Gross Withdrawal reduced each contract value on the date of the Gross Withdrawal. Contract anniversary is defined as the full 12 month period after the original contract issue date.

          If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Polaris(II) A-Class Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)

        ------------------------------------------------------------------------
        Name

        ------------------------------------------------------------------------
        Address

        ------------------------------------------------------------------------
        City/State/Zip

        Date: ----------------------- Signed: ----------------------------------

   Return to: AIG SunAmerica Life Assurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                        [POLARIS(II) ASSET MANAGER LOGO]

                                   PROSPECTUS

                                AUGUST 30, 2004

Please read this prospectus carefully       FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
before investing and keep it for                issued by
future reference. It contains               AIG SUNAMERICA LIFE ASSURANCE COMPANY
important information about the                 in connection with
Polaris(II) Asset Manager Variable          VARIABLE ANNUITY ACCOUNT SEVEN
Annuity.                                    The annuity has several investment choices -- fixed account options and
                                            Variable Portfolios listed below. The fixed account options include
To learn more about the annuity             different specified periods and DCA accounts. The Variable Portfolios are
offered by this prospectus, you can         part of the Anchor Series Trust ("AST") and the SunAmerica Series Trust
obtain a copy of the Statement of           ("SST").
Additional Information ("SAI") dated
August 30, 2004. The SAI is on file         STOCKS:
with the Securities and Exchange              MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
Commission ("SEC") and is                        - Aggressive Growth Portfolio                                      SST
incorporated by reference into this              - Blue Chip Growth Portfolio                                       SST
prospectus. The Table of Contents of             - "Dogs" of Wall Street Portfolio*                                 SST
the SAI appears below in this                    - Growth Opportunities Portfolio                                   SST
prospectus. For a free copy of the            MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
SAI, call us at (800) 445-SUN2 or                - Alliance Growth Portfolio                                        SST
write to us at our Annuity Service               - Global Equities Portfolio                                        SST
Center, P.O. Box 54299, Los Angeles,             - Growth-Income Portfolio                                          SST
California 90054-0299.                        MANAGED BY DAVIS ADVISERS
                                                 - Davis Venture Value Portfolio                                    SST
In addition, the SEC maintains a                 - Real Estate Portfolio                                            SST
website (http://www.sec.gov) that             MANAGED BY FEDERATED INVESTMENT COUNSELING
contains the SAI, materials                      - Federated American Leaders Portfolio*                            SST
incorporated by reference and other              - Telecom Utility Portfolio                                        SST
information filed electronically with         MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
the SEC by AIG SunAmerica Life                   - Goldman Sachs Research Portfolio                                 SST
Assurance Company.                            MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                                 - MFS Massachusetts Investors Trust Portfolio                      SST
Annuities involve risks, including               - MFS Mid-Cap Growth Portfolio                                     SST
possible loss of principal. Annuities         MANAGED BY PUTNAM INVESTMENT MANAGEMENT INC.
are not a deposit or obligation of,              - Emerging Markets Portfolio                                       SST
or guaranteed or endorsed by, any                - International Growth and Income Portfolio                        SST
bank. They are not Federally insured             - Putnam Growth: Voyager Portfolio                                 SST
by the Federal Deposit Insurance              MANAGED BY VAN KAMPEN
Corporation, the Federal Reserve                 - International Diversified Equities Portfolio                     SST
Board or any other agency.                       - Technology Portfolio                                             SST
                                              MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
                                                 - Capital Appreciation Portfolio                                   AST
                                                 - Growth Portfolio                                                 AST
                                            BALANCED:
                                              MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
                                                 - SunAmerica Balanced Portfolio                                    SST
                                              MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                                 - MFS Total Return Portfolio                                       SST
                                              MANAGED BY WM ADVISORS, INC.
                                                 - Asset Allocation Portfolio                                       AST
                                            BONDS:
                                              MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
                                                 - High-Yield Bond Portfolio                                        SST
                                              MANAGED BY FEDERATED INVESTMENT COUNSELING
                                                 - Corporate Bond Portfolio                                         SST
                                              MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INT'L.
                                                 - Global Bond Portfolio                                            SST
                                              MANAGED BY VAN KAMPEN
                                                 - Worldwide High Income Portfolio                                  SST
                                              MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
                                                 - Government & Quality Bond Portfolio                              AST
                                            CASH:
                                              MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
                                                 - Cash Management Portfolio                                        SST
                                            * "Dogs" of Wall Street is an equity fund seeking total return. Federated
                                            American Lenders is an equity fund seeking growth of capital and income.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

----------------------------------------------------------------
----------------------------------------------------------------
                INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
----------------------------------------------------------------
----------------------------------------------------------------

AIG SunAmerica Life's Annual Report on Form 10-K for the year ended December 31, 2003, and its quarterly report on Form 10-Q for the quarter ended June 30, 2004, file no. 033-47472 is incorporated herein by reference.

All documents or reports filed by AIG SunAmerica Life under Section 13(a), 13(c), 14, or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") after the effective date of this prospectus are also incorporated by reference. Statements contained in this prospectus and subsequently filed documents which are incorporated by reference or deemed to be incorporated by reference are deemed to modify or supersede documents incorporated herein by reference.

AIG SunAmerica Life files its Exchange Act documents and reports, including its annual and quarterly reports on Form 10-K and Form 10-Q, electronically pursuant to EDGAR under CIK No. 0000006342.

AIG SunAmerica Life is subject to the informational requirements of the Securities and Exchange Act of 1934 (as amended). We file reports and other information with the SEC to meet those requirements. You can inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
450 Fifth Street, N.W., Room 1024
Washington, D.C. 20549

CHICAGO, ILLINOIS
500 West Madison Street
Chicago, IL 60661

NEW YORK, NEW YORK
233 Broadway
New York, N.Y. 10279

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed.

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the separate account, AIG SunAmerica Life and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

The SEC also maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by AIG SunAmerica Life.

AIG SunAmerica Life will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to AIG SunAmerica Life's Annuity Service Center, as follows:

       AIG SunAmerica Life Assurance Company
       Annuity Service Center
       P.O. Box 54299
       Los Angeles, California 90054-0299
       Telephone Number: (800) 445-SUN2

----------------------------------------------------------------
----------------------------------------------------------------
         SECURITIES AND EXCHANGE COMMISSION POSITION ON INDEMNIFICATION
----------------------------------------------------------------
----------------------------------------------------------------

Indemnification for liabilities arising under the Securities Act of 1933 (the "Act") is provided to AIG SunAmerica Life's officers, directors and controlling persons. The SEC has advised that it believes such indemnification is against public policy under the Act and unenforceable. If a claim for indemnification against such liabilities (other than for AIG SunAmerica Life's payment of expenses incurred or paid by its directors, officers or controlling persons in the successful defense of any legal action) is asserted by a director, officer or controlling person of AIG SunAmerica Life in connection with the securities registered under this prospectus, AIG SunAmerica Life will submit to a court with jurisdiction to determine whether the indemnification is against public policy under the Act. AIG SunAmerica Life will be governed by final judgment of the issue. However, if in the opinion of AIG SunAmerica Life's counsel this issue has been determined by controlling precedent, AIG SunAmerica Life will not submit the issue to a court for determination.

 ----------------------------------------------------------------------
 ----------------------------------------------------------------------
                           TABLE OF CONTENTS
 ----------------------------------------------------------------------
 ----------------------------------------------------------------------
 INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE.................     2
 SECURITIES AND EXCHANGE COMMISSION POSITION ON
   INDEMNIFICATION...............................................     2
 GLOSSARY........................................................     3
 HIGHLIGHTS......................................................     4
 FEE TABLES......................................................     5
       Owner Transaction Expenses................................     5
       Sales Charge..............................................     5
       Transfer Fee..............................................     5
       Contract Maintenance Fee..................................     5
       Annual Separate Account Expenses..........................     5
       Optional EstatePlus Fee...................................     5
       Portfolio Expenses........................................     5
 EXAMPLES........................................................     6
 THE POLARIS(II) ASSET MANAGER VARIABLE ANNUITY..................     7
 PURCHASING A POLARIS(II) ASSET MANAGER VARIABLE ANNUITY.........     7
       Allocation of Purchase Payments...........................     8
       Accumulation Units........................................     8
       Right to Examine..........................................     8
       Exchange Offers...........................................     8
 INVESTMENT OPTIONS..............................................     9
       Variable Portfolios.......................................     9
           Anchor Series Trust...................................     9
           SunAmerica Series Trust...............................     9
       Fixed Account Options.....................................    10
       Dollar Cost Averaging Fixed Accounts......................    10
       Transfers During the Accumulation Phase...................    10
       Dollar Cost Averaging.....................................    11
       Automatic Asset Rebalancing Program.......................    12
       Return Plus Program.......................................    12
       Voting Rights.............................................    12
       Substitution..............................................    13
 ACCESS TO YOUR MONEY............................................    13
       Systematic Withdrawal Program.............................    13
       Minimum Contract Value....................................    13
 DEATH BENEFIT...................................................    13
       Purchase Payment Accumulation Option......................    14
       Maximum Anniversary Option................................    14
       EstatePlus................................................    15
       Spousal Continuation......................................    16
 EXPENSES........................................................    16
       Separate Account Charges..................................    16
       Investment Charges........................................    16
       Transfer Fee..............................................    16
       Optional EstatePlus Fee...................................    16
       Premium Tax...............................................    16
       Income Taxes..............................................    16
       Reduction or Elimination of Charges and Expenses, and
        Additional Amounts Credited..............................    16
 INCOME OPTIONS..................................................    17
       Annuity Date..............................................    17
       Income Options............................................    17
       Fixed or Variable Income Payments.........................    18
       Income Payments...........................................    18
       Transfers During the Income Phase.........................    18
       Deferment of Payments.....................................    18
 TAXES...........................................................    18
       Annuity Contracts in General..............................    18
       Tax Treatment of Distributions - Non-qualified
        Contracts................................................    19
       Tax Treatment of Distributions - Qualified Contracts......    19
       Minimum Distributions.....................................    19
       Tax Treatment of Death Benefits...........................    20
       Contracts Owned by a Trust or Corporation.................    20
       Gifts, Pledges and/or Assignments of a Non-Qualified
        Contract.................................................    20
       Diversification and Investor Control......................    20
 PERFORMANCE.....................................................    21
 OTHER INFORMATION...............................................    21
       AIG SunAmerica Life.......................................    21
       The Separate Account......................................    21
       The General Account.......................................    21
       Distribution of the Contract..............................    21
       Administration............................................    22
       Legal Proceedings.........................................    22
       Ownership.................................................    22
       Independent Registered Public Accounting Firm.............    22
       Registration Statement....................................    22
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
   INFORMATION...................................................    23
 APPENDIX A -- CONDENSED FINANCIAL INFORMATION...................   A-1
 APPENDIX B -- MARKET VALUE ADJUSTMENT ("MVA")...................   B-1
 APPENDIX C -- DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION.....
                                                                    C-1
 ----------------------------------------------------------------------
 ----------------------------------------------------------------------
                                GLOSSARY
 ----------------------------------------------------------------------
 ----------------------------------------------------------------------
 We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.
 ACCUMULATION PHASE - The period during which you invest money in your contract.
 ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.
 ANNUITANT(S) - The person(s) on whose life (lives) we base income payments.
 ANNUITY DATE - The date on which income payments are to begin, as selected by you.
 ANNUITY UNITS - A measurement we use to calculate the amount of income payments you receive from the variable portion of your contract during the Income Phase.
 BENEFICIARY - The person designated to receive any benefits under the contract if you or the Annuitant dies.
 COMPANY - AIG SunAmerica Life Assurance Company, AIG SunAmerica Life,
 we, us, our, the issuer of this annuity contract.
 PURCHASE PAYMENTS - The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it.
 INCOME PHASE - The period during which we make income payments to you.
 IRS - The Internal Revenue Service.
 LATEST ANNUITY DATE - Your 95th birthday or tenth contract
 anniversary, whichever is later.
 NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").
 PURCHASE PAYMENTS - The portion of your Gross Purchase Payments which we invest in your contract. We calculate this amount by deducting the applicable sales charge from your Gross Purchase Payments.
 QUALIFIED (CONTRACT) - A contract purchased with pre-tax dollars.
 These contracts are generally purchased under a pension plan, specially sponsored program or IRA.
 TRUSTS - Refers to the Anchor Series Trust and the SunAmerica Series
 Trust collectively.
 VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio has its own investment objective and is invested in the underlying investments of the Anchor
 Series Trust and the SunAmerica Series Trust. The underlying investment portfolio may be referred to as Underlying Funds.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Polaris(II) Asset Manager Variable Annuity is a contract between you and AIG SunAmerica Life Assurance Company ("AIG SunAmerica Life"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. This variable annuity may only be purchased through a Registered Investment Adviser ("RIA") who is providing investment advisory services to you. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.

RIGHT TO EXAMINE: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state). You will receive whatever your contract is worth on the day that we receive your request plus any sales charge we deducted. The amount refunded may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. Please see PURCHASING A POLARIS(II) ASSET MANAGER VARIABLE ANNUITY in the prospectus.

EXPENSES: There are fees and charges associated with the contract. We deduct separate account charges which equal 0.85% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. If you elect optional features available under the contract we may charge additional fees for those features. You may be charged a fee by your RIA for the services he or she provides to you. That fee is independent of the fees and charges that will be incurred as a result of your purchase of this variable annuity. Please see the FEE TABLE, PURCHASING A POLARIS(II) ASSET MANAGER VARIABLE ANNUITY and EXPENSES in the prospectus.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.

DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. Please see DEATH BENEFITS in the prospectus.

INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. Please see INCOME OPTIONS in the prospectus.

INQUIRIES: If you have questions about your contract call your financial advisor or contact us at AIG SunAmerica Life Assurance Company Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone Number: (800) 445-SUN2.

AIG SUNAMERICA LIFE OFFERS SEVERAL VARIABLE ANNUITY PRODUCTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. EACH PRODUCT MAY PROVIDE DIFFERENT FEATURES AND BENEFITS OFFERED AT DIFFERENT FEES, CHARGES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL ADVISOR TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER, AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR LONG-TERM RETIREMENT SAVINGS GOALS.

  PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF
                                   INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.

MAXIMUM OWNER TRANSACTION EXPENSES

  WITHDRAWAL/SALES CHARGE................................... None

  TRANSFER FEE......................... No charge for the first 18 transfers each contract year; thereafter,
                                        the fee is $25 ($10 in
                                        Pennsylvania and Texas) per
                                        transfer

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING PORTFOLIO FEES AND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE..................................................  None

SEPARATE ACCOUNT ANNUAL EXPENSES
(DEDUCTED DAILY AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSET VALUE)

    Mortality and Expense Risk Fees.......................  0.70%
    Distribution Expense Charge...........................  0.15%
    Optional EstatePlus Fee(1)............................  0.25%
                                                            -----
      TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES..............  1.10%
                                                            =====

THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING PORTFOLIOS OF THE TRUSTS BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING TRUSTS' FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.

                               PORTFOLIO EXPENSES

TOTAL ANNUAL TRUST OPERATING EXPENSES                         MINIMUM   MAXIMUM
-------------------------------------                         -------   -------
(expenses that are deducted from Trust assets, including
management fees, 12b-1 fees, and other expenses)............   0.54%     1.66%

FOOTNOTE TO THE FEE TABLES

(1) EstatePlus, an enhanced death benefit feature is optional. If you do not elect the EstatePlus feature, your total separate account annual expenses would be 0.85%.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, separate account annual expenses, fees for optional features and expenses of the underlying portfolios of the Trusts.

The Examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and that the maximum and minimum fees and expenses of the underlying portfolios of the Trusts are reflected. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES
(ASSUMING MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.10%, (INCLUDING ESTATEPLUS) AND INVESTMENT IN AN UNDERLYING PORTFOLIO WITH TOTAL EXPENSES OF 1.66%)

(1) If you do not surrender your contract and you elect the optional Estate Plus (0.25%) feature:

 1 YEAR      3 YEARS     5 YEARS    10 YEARS
---------------------------------------------
---------------------------------------------
  $279        $856       $1,459      $3,090
---------------------------------------------
---------------------------------------------

(2) If you annuitize your contract at the end of the applicable time period:

 1 YEAR      3 YEARS     5 YEARS    10 YEARS
---------------------------------------------
---------------------------------------------
  $254        $782       $1,335      $2,846
---------------------------------------------
---------------------------------------------

(3) If you do not surrender your contract and you elect the optional Estate Plus (0.25%) feature:

 1 YEAR      3 YEARS     5 YEARS    10 YEARS
---------------------------------------------
---------------------------------------------
  $279        $856       $1,459      $3,090
---------------------------------------------
---------------------------------------------

MINIMUM EXPENSE EXAMPLES
(ASSUMING MINIMUM SEPARATE ACCOUNT ANNUAL EXPENSES OF 0.85% AND INVESTMENT IN AN UNDERLYING PORTFOLIO WITH TOTAL EXPENSES OF 0.54%)

(1) If you surrender your contract at the end of the applicable time period and you do not elect any optional features:

 1 YEAR      3 YEARS     5 YEARS    10 YEARS
---------------------------------------------
---------------------------------------------
  $142        $440        $761       $1,669
---------------------------------------------
---------------------------------------------

(2) If you annuitize your contract at the end of the applicable time period:

 1 YEAR      3 YEARS     5 YEARS    10 YEARS
---------------------------------------------
---------------------------------------------
  $142        $440        $761       $1,669
---------------------------------------------
---------------------------------------------

(3) If you do not surrender your contract and you do not elect any optional features:

 1 YEAR      3 YEARS     5 YEARS    10 YEARS
---------------------------------------------
---------------------------------------------
  $142        $440        $761       $1,669
---------------------------------------------
---------------------------------------------

EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Tables is to show you the various expenses you would incur directly and indirectly by investing in the contract. The tables represented both fees at the separate account level as well as underlying portfolio fees. Additional information on the underlying portfolio fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Examples also assume separate account charges as indicated and that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Examples. These examples do not reflect any fees charged by your RIA for the services he or she provides to you.

3. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

  THE HISTORICAL ACCUMULATION VALUES ARE CONTAINED IN APPENDIX A -- CONDENSED
                             FINANCIAL INFORMATION.

----------------------------------------------------------------
----------------------------------------------------------------
                         THE POLARIS(II) ASSET MANAGER
                                VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

An annuity is a contract between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

     - Tax Deferral: This means that you do not pay taxes on your earnings from the annuity until you withdraw them.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits which may be valuable to you. You should fully discuss your purchase decision with your financial representative.

This annuity was developed to help you contribute to your retirement savings. This annuity works in two stages, the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins when you request us to start making income payments to you out of the money accumulated in your contract.

The contract is called a "variable" annuity because it allows you to invest in portfolios which, like mutual funds, vary with market conditions. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

The contract may offer fixed account options for varying time periods. If available, fixed account options earn interest at a rate set and guaranteed by AIG SunAmerica Life. If you allocate money to the fixed account options, the amount of money that accumulates in the contract depends on the total interest credited to the particular fixed account option(s) in which you invest.

For more information on investment options available under this contract SEE INVESTMENT OPTIONS BELOW.

This annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment time horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on the taxable portion of any withdrawal made prior to your reaching age 59 1/2.

AIG SunAmerica Life Assurance Company (AIG SunAmerica Life, the Company, us, we) issues the Polaris(II) Asset Manager Variable Annuity. When you purchase a Polaris(II) Asset Manager Variable Annuity, a contract exists between you and AIG SunAmerica Life. The Company is a stock life insurance company organized under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. AIG SunAmerica Life is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.
----------------------------------------------------------------
----------------------------------------------------------------
                     PURCHASING A POLARIS(II) ASSET MANAGER
                                VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-qualified for tax purposes. FOR FURTHER EXPLANATION, SEE TAXES BELOW.

-----------------------------------------------------------
                           Minimum            Minimum
                           Initial           Subsequent
                       Purchase Payment   Purchase Payment
-----------------------------------------------------------
      Qualified             $2,000              $250
-----------------------------------------------------------
    Non-Qualified           $5,000              $500
-----------------------------------------------------------

We reserve the right to require company approval prior to accepting Purchase Payments greater than $1,000,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. Subsequent Purchase Payments that would cause total Purchase Payments in all contracts issued by AIG SunAmerica Life and First SunAmerica Life Insurance Company, an affiliate of the Company, to the same owner to exceed these limits may also be subject to company pre-approval. We reserve the right to change the amount at which pre-approval is required, at any time. Also, once you have contributed at least the minimum initial Purchase Payment, you can establish an optional automatic payment plan allows you to make subsequent Purchase Payments of as little as $20.00.

We may refuse any Purchase Payment. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. In addition, we may not issue a contract to anyone age 91 or older. You may not elect Estate Plus if you are age 81 or older at the time of contract issue.

We allow spouses to jointly own this contract. However, the age of the older spouse is used to determine the availability of any age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company. If we discover a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefit.

You may assign this contract before beginning the Income Phase by sending us a written request for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. WE RESERVE THE RIGHT TO NOT RECOGNIZE ASSIGNMENTS IF IT CHANGES THE RISK PROFILE OF THE OWNER OF THE CONTRACT, AS DETERMINED IN OUR SOLE DISCRETION. Please see the Statement of Additional Information for details on the tax consequences of an assignment.

ALLOCATION OF PURCHASE PAYMENTS

A Purchase Payment is the portion of your Purchase Payment which we invest in your contract after we deduct the sales charge.

We invest your Purchase Payments in the fixed and variable investment options according to your instructions. If we receive a Purchase Payment without allocation instructions, we invest the money according to your last allocation instructions. SEE INVESTMENT OPTIONS BELOW.

In order to issue your contract, we must receive your completed application, Purchase Payment allocation instructions and any other required paperwork at our principal place of business. We allocate your initial Purchase Payment within two days of receiving it. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days we will send your money back to you, or ask your permission to keep your money until we get the information necessary to issue the contract.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the separate account funding the Polaris(II) Asset Manager variable annuity. We base the number of Accumulation Units you receive on the value of the Variable Portfolio as of the day we receive your money, if we receive it before 1 p.m. Pacific Time, or on the next business day's unit value if we receive your money after 1 p.m. Pacific Time. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the New York Stock Exchange ("NYSE") is open as follows:

     1. Determining the total value of money invested in a particular Variable Portfolio;

     2. Subtracting from that amount all applicable insurance charges; and

     3. Dividing this amount by the number of outstanding Accumulation Units at the end of the given NYSE business day.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday which you allocate to the Global Bond Portfolio. We determine that the value of an Accumulation Unit for the Global Bond Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2252.52 Accumulation Units for the Global Bond Portfolio.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

RIGHT TO EXAMINE

You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299. Generally, we will refund the value of your contract on the day we receive your request, plus the sales charge we deducted. The amount refunded may be more or less than the amount you originally invested.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. With respect to those contracts, we reserve the right to put your money in the Cash Management Portfolio during the free look period. If you cancel your contract during the free look period, we return the greater of (1) your Purchase Payment; or (2) the value of your contract plus the sales charge we deducted. At the end of the free look period, we allocate your money according to your instructions.

EXCHANGE OFFERS

From time to time, we may offer to allow you to exchange an older variable annuity issued by AIG SunAmerica Life or one of its affiliates, for a newer product with more current features and benefits, also issued by AIG SunAmerica Life or one of its affiliates. Such an exchange offer will be made in accordance with applicable state and federal securities and insurance rules and regulations. We will explain the specific terms and conditions of any such exchange offer at the time the offer is made.

----------------------------------------------------------------
----------------------------------------------------------------
                               INVESTMENT OPTIONS
----------------------------------------------------------------
----------------------------------------------------------------

VARIABLE PORTFOLIOS

The Variable Portfolios invest in shares of the Anchor Series Trust and the SunAmerica Series Trust, (the "Trusts"). Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"), an indirect wholly-owned subsidiary of AIG, is the investment adviser to the Trusts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by AIG SunAmerica Life, and other affiliated/unaffiliated insurance companies. Neither AIG SunAmerica Life nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. AIG SAAMCo monitors the Trusts for potential conflicts.

The Variable Portfolios along with their respective subadvisers are listed below:

     ANCHOR SERIES TRUST -- CLASS 1

Wellington Management Company, LLP serves as subadviser to the Anchor Series Trust portfolios. Anchor Series Trust ("AST") has investment portfolios in addition to those listed below which are not available for investment under the contract.

     SUNAMERICA SERIES TRUST -- CLASS 1

Various subadvisers provide investment advice for the SunAmerica Series Trust portfolios. SunAmerica Series Trust ("SST") has investment portfolios in addition to those listed below which are not available for investment under the contract.

STOCKS:

 MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
      - Aggressive Growth Portfolio                                          SST
      - Blue Chip Growth Portfolio                                           SST
      - "Dogs" of Wall Street Portfolio*                                     SST
      - Growth Opportunities Portfolio                                       SST
  MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
      - Alliance Growth Portfolio                                            SST
      - Global Equities Portfolio                                            SST
      - Growth-Income Portfolio                                              SST
  MANAGED BY DAVIS ADVISERS
      - Davis Venture Value Portfolio                                        SST
      - Real Estate Portfolio                                                SST
  MANAGED BY FEDERATED INVESTMENT COUNSELING
      - Federated American Leaders Portfolio*                                SST
      - Telecom Utility Portfolio                                            SST
  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
      - Goldman Sachs Research Portfolio                                     SST
  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
      - MFS Massachusetts Investors Trust Portfolio                          SST
      - MFS Mid-Cap Growth Portfolio                                         SST
  MANAGED BY PUTNAM INVESTMENT MANAGEMENT INC.
      - Emerging Markets Portfolio                                           SST
      - International Growth & Income Portfolio                              SST
      - Putnam Growth: Voyager Portfolio                                     SST
 MANAGED BY VAN KAMPEN
      - International Diversified Equities Portfolio                         SST
      - Technology Portfolio                                                 SST
  MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
      - Capital Appreciation Portfolio                                       AST
      - Growth Portfolio                                                     AST
BALANCED:

 MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
      - SunAmerica Balanced Portfolio                                        SST
  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
      - MFS Total Return Portfolio                                           SST
  MANAGED BY WM ADVISORS, INC.
      - Asset Allocation Portfolio                                           AST
BONDS:
 MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
      - High-Yield Bond Portfolio                                            SST
  MANAGED BY FEDERATED INVESTMENT COUNSELING
      - Corporate Bond Portfolio                                             SST
  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INT'L.
      - Global Bond Portfolio                                                SST
  MANAGED BY VAN KAMPEN
      - Worldwide High Income Portfolio                                      SST
  MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
      - Government & Quality Bond Portfolio                                  AST
CASH:

  MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
      - Cash Management Portfolio                                            SST

* "Dogs" of Wall Street is an equity fund seeking total return. Federated American Lenders is an equity fund seeking growth of capital and income.

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE VARIABLE PORTFOLIOS, INCLUDING EACH VARIABLE PORTFOLIO'S INVESTMENT OBJECTIVE AND RISK FACTORS.

FIXED ACCOUNT OPTIONS

Your contract may offer Fixed Account Guarantee Periods ("FAGP") to which you may allocate certain Purchase Payments or contract value. Available guarantee periods may be for different lengths of time (such as 1, 3 or 5 years) and may have different guaranteed interest rates, as noted below. We guarantee the interest rate credited to amounts allocated to any available FAGP and that the rate will never be less than the minimum guaranteed interest rate as specified in your contract. Once established, the rates for specified payments do not change during the guarantee period. We determine the FAGPs offered at any time in our sole discretion and we reserve the right to change the FAGPs that we make available at any time, unless state law requires us to do otherwise. Please check with your financial representative to learn if any FAGPs are currently offered.

There are three interest rate scenarios for money allocated to the FAGPs. Each of these rates may differ from one another. Once declared, the applicable rate is guaranteed until the corresponding guarantee period expires. Under each scenario your money may be credited a different rate of interest as follows:

     Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a FAGP.

     Current Rate: The rate credited to any portion of the subsequent Purchase Payments allocated to a FAGP.

     Renewal Rate: The rate credited to money transferred from a FAGP or a Variable Portfolio into a FAGP and to money remaining in a FAGP after expiration of a guarantee period.

When a FAGP ends, you may leave your money in the same FAGP or you may reallocate your money to another FAGP or to the Variable Portfolios. If you want to reallocate your money, you must contact us within 30 days after the end of the current interest guarantee period and instruct us as to where you would like the money invested. We do not contact you. If we do not hear from you, your money will remain in the same FAGP where it will earn interest at the renewal rate then in effect for that FAGP.

If you take money out of any available multi-year FAGP before the end of the guarantee period, we will make an adjustment to your contract. We refer to the adjustment as a market value adjustment ("MVA"). The MVA reflects any difference in the interest rate environment between the time you place your money in the FAGP and the time when you withdraw or transfer that money. This adjustment can increase or decrease your contract value. Generally, if interest rates drop between the time you put your money into a FAGP and the time you take it out, we credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, we post a negative adjustment to your contract. You have 30 days after the end of each guarantee period to reallocate your funds without incurring any MVA. APPENDIX B SHOWS HOW WE CALCULATE AND APPLY THE MVA.

If available, you may systematically transfer interest in available FAGPs into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with you financial representative about the current availability of this service.

All FAGPs may not be available in all states. We reserve the right to refuse any Purchase Payment to available FAGPs if we are crediting a rate equal to the minimum guaranteed interest rate specified in your contract. We may also offer Dollar Cost Averaging Fixed Accounts ("DCAFA"). The rules, restrictions and operation of DCAFAs may differ from the standard FAGPs described above, please see DOLLAR COST AVERAGING below for more details.

DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in DCAFAs, if available. The minimum Purchase Payment that you must invest for the 6-month DCAFA is $600 and $1,200 for the 12-month DCAFA, if such accounts are available. Purchase Payments less than these minimum amounts will automatically be allocated to the Variable Portfolios ("target account(s)") according to your instructions to us or your current allocation instruction on file. DCAFAs also credit a fixed rate of interest but are specifically designed to facilitate a dollar cost averaging program. Interest is credited to amounts allocated to the DCAFAs while your investment is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCAFA may differ from those applicable to any available FAGPs but will never be less than the minimum annual guaranteed interest rate as specified in your contract. However, when using a DCAFA the annual interest rate is paid on a declining balance as you systematically transfer your investment to the Variable Portfolios. Therefore, the actual effective yield will be less than the annual crediting rate. We determine the DCAFAs offered at any time in our sole discretion and we reserve the right to change to DCAFAs that we make available at any time, unless state law requires us to do otherwise. See DOLLAR COST AVERAGING PROGRAM below for more information.

TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available fixed account options. Funds already in your contract cannot be transferred into the DCA fixed accounts. You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well. We will process any transfer request as of the day we receive it in good order if the request is received before the New York Stock Exchange ("NYSE") closes, generally at 1:00 p.m. Pacific Time. If the transfer request is received after the NYSE closes, the request will be processed on the next business day.

This product is not designed for professional organizations or individuals engaged in trading strategies that seek to benefit from short term price fluctuations or price irregularities by making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio in which the Variable Portfolios invest. These types of trading strategies can be disruptive to the underlying portfolios in which the Variable Portfolios invest and thereby potentially harmful to investors.

In connection with our efforts to control harmful trading, we may monitor your trading activity. If we determine, in our sole discretion, that your transfer patterns among the Variable Portfolios and/or available fixed accounts reflect a potentially harmful trading strategy, we reserve the right to take action to protect other investors. Such action may include, but may not be limited to, restricting the way you can request transfers among the Variable Portfolios, imposing penalty fees on such trading activity, and/or otherwise restricting transfer capability in accordance with state and federal rules and regulations. We will notify you, in writing, if we determine in our sole discretion that we must terminate your transfer privileges. Some of the factors we may consider when determining our transfer policies and/or other transfer restrictions may include, but are not limited to:

     - The number of transfers made in a defined period;

     - the dollar amount of the transfer;

     - the total assets of the Variable Portfolio involved in the transfer;

     - the investment objectives of the particular Variable Portfolios involved in your transfers; and/or

     - whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.

Subject to our rules, restrictions and policies, you may request transfers of your account value between the Variable Portfolios and/or the available fixed account options by telephone or through AIG SunAmerica's website (http://www.aigsunamerica.com) or in writing by mail or facsimile. We currently allow 18 free transfers per contract per year. We charge $25 ($10 in Pennsylvania and Texas) for each additional transfer in any contract year. Transfers resulting from your participation in the DCA program and Automatic Asset Rebalancing program do not count against your 18 free transfers per contract year.

Currently, all transfer requests in excess of 5 transfers within a rolling six-month look-back period must be submitted by United States Postal Service first-class mail ("U.S. Mail") for twelve months from the date of your 5th transfer request. For example, if you made a transfer on February 15, 2004 and within the previous six months (from August 15, 2003 forward) you made 5 transfers including the February 15th transfer, then all transfers made for twelve months after February 15, 2004 must be submitted by U.S. Mail (from February 16, 2004 through February 15, 2005). Transfer requests sent by same day mail, overnight mail or courier services will not be accepted. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers for the U.S. Mail requirement.

We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the Internet, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

For information regarding transfers during the Income Phase, see INCOME OPTIONS in the prospectus.

We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in the Variable Portfolios. Under the program you systematically transfer a set dollar amount or percentage from one Variable Portfolio or DCAFAs (source accounts) to any other Variable Portfolio (target account). Transfers may occur on certain periodic schedules, such as monthly or weekly and count against your 18 free transfers per contract year. You may change the frequency to other available options at any time by notifying us in writing. The minimum transfer amount under the DCA program is $100, regardless of the source account. FAGPs are not available as target accounts for the DCA program. There is no fee for participating in the DCA program.

We may also offer the DCAFAs exclusively to facilitate this program for a specified period. The DCAFAs only accept new Purchase Payments. You cannot transfer money already in your contract into these options. When you allocate a Purchase Payment into a DCAFA, your money is transferred into the Variable Portfolios over the selected time period at an offered frequency of your choosing. You cannot change the option or the frequency of transfers once selected.

The minimum Purchase Payment that you must invest for the 6-month DCAFA is $600 and $1,200 for the 12-month

DCAFA, if such accounts are available. Purchase Payments less than these minimum amounts will automatically be allocated to the target account(s) according to your instructions to us or your current allocation instruction on file.

You may terminate your DCA program at any time. If money remains in the DCAFAs, we transfer the remaining money according to your instructions or to your current allocation on file. Transfers resulting from a termination of this program do not count towards your 18 free transfers.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, we cannot ensure that you will make a profit nor guarantee against a loss. When you elect the DCA program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to gradually move $750 each quarter from the Cash Management Portfolio to the Aggressive Growth Portfolio over six months. You set up dollar cost averaging and purchase Accumulation Units at the following values:

-------------------------------------------
                ACCUMULATION      UNITS
    MONTH           UNIT        PURCHASED
-------------------------------------------
      1            $ 7.50          100
      2            $ 5.00          150
      3            $10.00           75
      4            $ 7.50          100
      5            $ 5.00          150
      6            $ 7.50          100
-------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

AUTOMATIC ASSET REBALANCING PROGRAM

Earnings in your contract may cause the percentage of your investment in each investment option to differ from your original allocations. The Automatic Asset Rebalancing Program addresses this situation. At your election, we periodically rebalance your investments in the Variable Portfolios to return your allocations to their original percentages. Asset rebalancing typically involves shifting a portion of your money out of an investment option with a higher return into an investment option with a lower return.

At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers made as a result of rebalancing do not count against your 18 free transfers for the contract year. There is no charge to participate in this program.


We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in the Corporate Bond Portfolio and 50% in the Growth Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the Corporate Bond Portfolio now represents 60% of your holdings because it has increased in value and the Growth Portfolio represents 40% of your holdings. If you had chosen quarterly rebalancing, on the last day of that quarter, we would sell some of your units in the Corporate Bond Portfolio to bring its holdings back to 50% and use the money to buy more units in the Growth Portfolio to increase those holdings to 50%.

RETURN PLUS PROGRAM

The Return Plus Program, available if we are offering multi-year FAGPs, allows you to invest in one or more Variable Portfolios without putting your principal at direct risk. The program accomplishes this by allocating your investment strategically between the fixed account options and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of principal. We calculate how much of your Purchase Payment to allocate to the particular fixed account option to ensure that it grows to an amount equal to your total principal invested under this program. We invest the rest of your principal in the Variable Portfolio(s) of your choice. There is no charge to participate in this program.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to the fixed account option. You want the amount allocated to the fixed account option to grow to $100,000 in 7 years. If the 7-year fixed account option is offering a 5% interest rate, we will allocate $71,069 to the 7-year fixed account option to ensure that this amount will grow to $100,000 at the end of the 7-year period. The remaining $28,931 may be allocated among the Variable Portfolios, as determined by you, to provide opportunity for greater growth.

VOTING RIGHTS

AIG SunAmerica Life is the legal owner of the Trusts' shares. However, when a Variable Portfolio solicits proxies in conjunction with a vote of shareholders, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION

We may amend your contract due to changes to the Variable Portfolios offered under your contract. For example, we may offer new Variable Portfolios, delete Variable Portfolios, or stop accepting allocations and/or investments in a particular Variable Portfolio. We may move assets and re-direct future premium allocations from one Variable Portfolio to another if we receive investor approval through a proxy vote or SEC approval for a fund substitution. This would occur if a Variable Portfolio is no longer an appropriate investment for the contract, for reasons such as continuing substandard performance, or for changes to the portfolio manager, investment objectives, risks and strategies, or federal or state laws. The new Variable Portfolio offered may have different fees and expenses. You will be notified of any upcoming proxies or substitutions that affect your Variable Portfolio choices.
----------------------------------------------------------------
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                              ACCESS TO YOUR MONEY
----------------------------------------------------------------
----------------------------------------------------------------

You can access money in your contract by making a partial or total withdrawal; and/or by receiving income payments during the Income Phase. SEE INCOME OPTIONS BELOW.

We deduct a MVA if a partial withdrawal comes from the multi-year fixed investment options prior to the end of the guarantee period. Additionally, a withdrawal charge may apply in limited circumstances. If you withdraw your entire contract value, we also deduct premium taxes if applicable. SEE EXPENSES BELOW.

Under certain Qualified plans, access to the money in your contract may be restricted. Additionally, withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES BELOW.

Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in your contract is at least $500 after the withdrawal. You must send a written withdrawal request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and the fixed account option(s) in which your contract is invested.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a fixed account option. Such deferrals are limited to no longer than six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic income payments under the systematic withdrawal program. Under the program you may choose to take monthly, quarterly, semiannual or annual payments from your contract. Electronic transfer of these funds to your bank account is available. The minimum amount of each withdrawal is $250. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% IRS penalty tax may apply if you are under age 59 1/2. There is no additional charge for participating in this program, although a withdrawal charge and a MVA may apply.

We reserve the right to modify, suspend or terminate this program at any time.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is $500 or less; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, we will distribute the contract value to you.

----------------------------------------------------------------
----------------------------------------------------------------
                                 DEATH BENEFIT
----------------------------------------------------------------
----------------------------------------------------------------

GENERAL INFORMATION ABOUT DEATH BENEFITS

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. At the time you purchase your contract, you must select one of the two death benefit options described below. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase, your Beneficiary receives any remaining guaranteed income payments in accordance with the income option you selected. SEE INCOME OPTIONS BELOW.

You designate your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. If the Beneficiary is the spouse of the deceased original owner, he or she can elect to continue the contract. SEE SPOUSAL CONTINUATION BELOW.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or
     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or
     3. a written statement by a medical doctor who attended the deceased at the time of death; or
     4. any other proof satisfactory to us.

If a Beneficiary does not elect a specific form of a payout within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.

The death benefit may be paid immediately in the form of a lump sum payment or paid under one of the available Income Options. PLEASE SEE INCOME OPTIONS BELOW. A Beneficiary may also elect to continue the contract and take the death benefit amount in a series of payments based upon the Beneficiary's life expectancy under the Extended Legacy program described below, subject to the applicable Internal Revenue Code distribution requirements. Payments must begin under the selected Income Option or the Extended Legacy program no later than the first anniversary of your death for non-qualified contracts or December 31st of the year following the year of your death for IRAs. Your Beneficiary cannot participate in the Extended Legacy program if your Beneficiary has already elected another settlement option. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an Income Option or participate in the Extended Legacy program.

DEFINITION OF DEATH BENEFIT TERMS

The term Net Purchase Payment is used frequently in explaining these death benefit options. Net Purchase Payments is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an Adjustment for each withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total purchase payments into your contract. To calculate the Adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal (and any applicable fees and charges) by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.
To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced by taking the amount of the withdrawal in relation to the contract value immediately before taking the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

The term "withdrawals" as used in describing the death benefit option below is defined as withdrawals and the fees and charges applicable to those withdrawals.

DEATH BENEFIT OPTIONS

This contract provides two death benefit options: the Purchase Payment Accumulation Option and the Maximum Anniversary Option. In addition, you may also elect the optional EstatePlus feature, described below. These elections must be made at the time you purchase your contract and once made, cannot be changed or terminated.

OPTION 1 -- PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:

     1. Contract value at the time we receive all required paperwork and satisfactory proof of death; or

     2. Net Purchase Payments compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments recorded after the date of death; and reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of the withdrawal; or

     3. the contract value on the seventh contract anniversary, plus any Purchase Payments since the seventh contract anniversary; and reduced for any withdrawals since the seventh contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any purchase payments recorded after the date of death; and reduced for each withdrawal recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

The Purchase Payment Accumulation option may not be available to Washington state policyowners. Please check with your financial advisor for availability.

OPTION 2 -- MAXIMUM ANNIVERSARY OPTION

The death benefit is the greatest of:

     1. Contract value at the time we receive all required paperwork and satisfactory proof of death; or

     2. Purchase Payments reduced by any withdrawal in the same proportion that the withdrawal reduced the contract value on the date of each withdrawal; or

     3. Maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals since the contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

If you are age 90 or older at the time of death and selected the maximum anniversary death benefit, the death benefit will be equal to contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of maximum anniversary option if:

     - you are age 81 or older at the time of contract issue; or

     - you are age 90 or older at the time of your death.

The death benefit options on contracts issued before October 24, 2001 would be subject to a different calculation. Please see the Statement of Additional Information for details.

ESTATEPLUS

EstatePlus is an optional benefit that, if selected, may increase your death benefit amount. If you have earnings in your contract at the time of death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or Maximum Anniversary options. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Percentage.

The table below provides the details if you were age 69 or younger at the time we issue your contract:

-------------------------------------------------------------
 CONTRACT YEAR         ESTATEPLUS              MAXIMUM
    OF DEATH           PERCENTAGE       ESTATEPLUS PERCENTAGE
-------------------------------------------------------------
 Years 0-4         25% of earnings      40% of Net Purchase
                                        Payments
-------------------------------------------------------------
 Years 5-9         40% of earnings      65% of Net Purchase
                                        Payments*
-------------------------------------------------------------
 Years 10+         50% of earnings      75% of Net Purchase
                                        Payments*
-------------------------------------------------------------

If you are between your 70th and 81st birthday at the time we issue your contract the table below shows the available EstatePlus benefit:

-------------------------------------------------------------
 CONTRACT YEAR         ESTATEPLUS              MAXIMUM
    OF DEATH           PERCENTAGE       ESTATEPLUS PERCENTAGE
-------------------------------------------------------------
 All Contract      25% of earnings      40% of Net
 Years                                  Purchase Payments*
-------------------------------------------------------------

* Purchase Payments received after the 5(th) contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12 month periods beginning with the date your contract is issued and ending on the date of death.

What is the EstatePlus Percentage Amount?

We determine the amount of the EstatePlus benefit, based on a percentage of the earnings in your contract at the time of your death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If the earnings amount is negative, no EstatePlus amount will be added.

What is the Maximum EstatePlus Amount?

The EstatePlus benefit is subject to a maximum dollar amount. The maximum EstatePlus amount is equal to a percentage of your Net Purchase Payments.

You must elect EstatePlus at the time of contract application. Once elected, you may not terminate or change this election.

We assess a 0.25% fee for EstatePlus. On a daily basis we deduct this annual charge from the average daily ending value of the assets you have allocated to the Variable Portfolios.

EstatePlus is not available if you are age 81 or older at the time we issue your contract. Furthermore, a Continuing Spouse cannot benefit from EstatePlus if he/she is age 81 or older on the Continuation Date. SEE SPOUSAL CONTINUATION BELOW. The EstatePlus benefit is not available after the latest Annuity Date. You may pay for the EstatePlus benefit and your beneficiary may never receive the benefit if you live past the latest Annuity Date. SEE INCOME OPTIONS BELOW.

EstatePlus may not be available in your state or through the broker-dealer with which your financial advisor is affiliated. See your financial advisor for information regarding availability.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE ESTATEPLUS BENEFIT (IN ITS ENTIRETY OR ANY COMPONENT AT ANY TIME) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

SPOUSAL CONTINUATION

If you are the original owner of the contract and the Beneficiary is your spouse, your spouse may elect to continue the contract after your death. The spouse becomes the new owner ("Continuing Spouse"). Generally, the contract and its elected features if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place upon the death of the original owner of the contract.

To the extent that the Continuing Spouse invests in the Variable Portfolios or MVA fixed accounts, they will be subject to investment risk as was the original owner.

Upon the spouse's continuation of the contract, we will contribute to the contract value an amount by which the death benefit that would have been paid to the beneficiary upon the death of the original owner exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and proof of death of the original owner in a form satisfactory to us ("Continuation Date"). The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations, except as explained in Appendix C.

Generally, the Continuing Spouse cannot change any contract provisions as the new owner. However, on the Continuation Date, the Continuing Spouse may terminate the original owner's election of EstatePlus. We will terminate EstatePlus if the Continuing Spouse is age 81 or older on the Continuation Date. If EstatePlus is terminated or if the Continuing Spouse dies after the Latest Annuity Date, no EstatePlus benefit will be payable. The age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the Contract. SEE APPENDIX C FOR FURTHER EXPLANATION OF THE DEATH BENEFIT CALCULATIONS FOLLOWING A SPOUSAL CONTINUATION.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

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                                    EXPENSES
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There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. We will not increase the sales, insurance or withdrawal charges under your contract. However, the investment charges under your contract may increase or decrease. Some states may require that we charge less than the amounts described below.

SEPARATE ACCOUNT CHARGES

The amount of this charge is 0.85% annually, of the value of your contract invested in the Variable Portfolios. We deduct the charge daily. There is no separate account charge deducted from amounts allocated to the fixed account options.

The separate account charge compensates us for the mortality and expense risks and the costs of contract distribution assumed by AIG SunAmerica Life.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The separate account charge is expected to result in a profit. Profit may be used for any legitimate cost/expense including distribution, depending upon market conditions.

INVESTMENT CHARGES

     INVESTMENT MANAGEMENT FEES

Charges are deducted from your Variable Portfolios for the advisory and other expenses of the Variable Portfolios. For more detailed information on these investment charges, refer to the prospectuses for the Trusts which are attached.

TRANSFER FEE

We currently permit 18 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year ($10 in Pennsylvania and Texas). SEE INVESTMENT OPTIONS ABOVE.

OPTIONAL ESTATEPLUS FEE

We charge 0.25% for the EstatePlus feature. On a daily basis, we deduct this charge from the average daily ending value of the assets you have allocated to the Variable Portfolios.

PREMIUM TAX

Certain states charge the Company a tax on the premiums you pay into the contract ranging from 0% to 3.5%. We deduct from your contract these premium tax charges. Currently we deduct the charge for premium taxes when you take a full withdrawal or begin the Income Phase of the contract. In the future, we may assess this deduction at the time you put Purchase Payment(s) into the contract or upon payment of a death benefit.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED

Sometimes sales of the contracts to groups of similarly situated individuals may lower our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, we may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria we evaluate to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that administrative and/or sales expenses may be reduced.

AIG SunAmerica Life may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives and immediate family members of all of those described.

We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.
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                                 INCOME OPTIONS
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ANNUITY DATE

During the Income Phase, we use the money accumulated in your contract to make regular income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You select the month and year in which you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your income option. Except as indicated under Option 5 below, once you begin receiving income payments, you cannot access your money through a withdrawal or surrender.

Income payments must begin on or before your 95th birthday or on your tenth contract anniversary, whichever occurs later (latest Annuity Date). If you do not choose an Annuity Date, your income payments will automatically begin on this date. Certain states may require your income payments to start earlier.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences.

In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES BELOW.

INCOME OPTIONS

Currently, this contract offers five standard income options. Other payout options may be available. Contact the Annuity Service Center for more information. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with Option 4 for a period of 10 years. For income payments based on joint lives, we pay according to Option 3, for a period of 10 years.

We base our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant.

     OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

     OPTION 2 - JOINT AND SURVIVOR LIFE ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop when the survivor dies.

     OPTION 3 - JOINT AND SURVIVOR LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 years or 20 years. If the Annuitant and the survivor die before all of the guaranteed income payments have been made, the remaining payments are made to the Beneficiary under your contract.

     OPTION 4 - LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10 or 20 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your contract.

     OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period, ranging from 5 to 30 years. If the Annuitant dies before all of the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed payments being made) may redeem the contract value after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable income payments. Any applicable withdrawal charges will be deducted from the discounted value as if you fully surrendered your contract.

The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please read the Statement of Additional Information ("SAI") for a more detailed discussion of the income options.

For more information regarding Income Options using the Income Protector feature, please see below.

FIXED OR VARIABLE INCOME PAYMENTS

You can choose income payments that are fixed, variable or both. Unless otherwise elected, at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable and if your money is only in fixed accounts at that time, your income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when income payments begin, your payments will be fixed and variable unless otherwise elected. If income payments are fixed, AIG SunAmerica Life guarantees the amount of each payment. If the income payments are variable the amount is not guaranteed.

INCOME PAYMENTS

We make income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected income option results in income payments of less than $50 per payment, we may decrease the frequency of the payments, state law allowing.

If you are invested in the Variable Portfolios after the Annuity Date your income payments vary depending on four things:

     - for life options, your age when payments begin and in most states, if a Non-qualified contract, your gender; and

     - the value of your contract in the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

If you are invested in both the fixed account options and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your income payments.

The value of variable income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable income payments generally increase or decrease from one income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the income payments will increase and if it is less than the AIR, the income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. See also ACCESS TO YOUR MONEY above.

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                                     TAXES
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NOTE: THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND
GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE SAI.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans or arrangements are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), plans of self-employed individuals (often referred to as H.R.10 Plans or Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, and you may have cost basis in a traditional IRA or in another Qualified Contract.

TAX TREATMENT OF DISTRIBUTIONS--NON-QUALIFIED CONTRACTS

If you make a partial or total withdrawal from a Non-Qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes are treated as being distributed before the earnings on those contributions. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment(s). Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal installments made for your life or for the joint lives of you and your Beneficiary; (5) under an immediate annuity; or
(6) which are attributable to Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS--
QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(b) ELIGIBLE DEFERRED COMPENSATION PLANS)

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, with certain limited exceptions, any amount of money you take out as a withdrawal or as income payments is taxable income. In the case of certain Qualified contracts, the IRC further provides for a 10% penalty tax on any taxable withdrawal or income payment paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2;
(2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal installments, made for your life or for the joint lives of you and your Beneficiary, that begins after separation from service with the employer sponsoring the plan; (5) to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in the IRC; only from an IRA); (7) to fund certain first-time home purchase expenses (only from an IRA); (8) when you separate from service after attaining age 55 (does not apply to an IRA); (9) when paid for health insurance, if you are unemployed and meet certain requirements; and (10) when paid to an alternate payee pursuant to a qualified domestic relations order. This 10% penalty tax does not apply to withdrawals or income payments from governmental 457(b) eligible deferred compensation plans, except to the extent that such withdrawals or income payments are attributable to a prior rollover to the plan (or earnings thereon) from another plan or arrangement that was subject to the 10% penalty tax.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.

MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own an IRA, you must begin taking distributions when you attain age 70 1/2 regardless of when you separate from service from the employer sponsoring the plan. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS issued new regulations, effective January 1, 2003, regarding required minimum distributions from qualified annuity contracts. One of the regulations requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. We are currently awaiting further clarification from the IRS on this regulation, including how the value of such benefits is determined. You should discuss the effect of these new regulations with your tax advisor.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s)could result in taxable income to the owner of the Qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or Contract Value. This contract offers death benefits, which may exceed the greater of Purchase Payments or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a non-qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non- Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the management of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified Contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified Contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified Contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified Contracts in the future.

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                                  PERFORMANCE
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We advertise the Cash Management Portfolio's yield and effective yield. In addition, the other Variable Portfolios advertise total return, gross yield and yield-to-maturity. These figures represent past performance of the Variable Portfolios. These performance numbers do not indicate future results.

When we advertise performance for periods prior to the date the particular variable portfolio was incepted through the separate account, we derive the figures from the performance of the corresponding portfolios for the Trusts, if available. We modify these numbers to reflect charges and expenses as if the contract was in existence during the period stated in the advertisement. Figures calculated in this manner do not represent actual historic performance of the particular Variable Portfolio.

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                               OTHER INFORMATION
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AIG SUNAMERICA LIFE

AIG SunAmerica Life is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, AIG SunAmerica Life redomesticated under the laws of the state of Arizona.

AIG SunAmerica Life and its affiliates, SunAmerica Life Insurance Company, First SunAmerica Life Insurance Company, AIG SunAmerica Asset Management Corp., and the AIG Advisors Group, Inc. (comprising six wholly-owned broker-dealers and two investment advisers), specialize in retirement savings and investment products and services. Business focuses include fixed and variable annuities, mutual funds and broker-dealer services.

THE SEPARATE ACCOUNT

AIG SunAmerica Life originally established a separate account, Variable Annuity Account Seven ("separate account"), under Arizona law on August 28, 1998. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

AIG SunAmerica Life owns the assets in the separate account. However, the assets in the separate account are not chargeable with liabilities arising out of any other business conducted by AIG SunAmerica Life. Income gains and losses (realized and unrealized) resulting from assets in the separate account are credited to or charged against the separate account without regard to other income gains or losses of AIG SunAmerica Life. Assets in the separate account are not guaranteed by AIG SunAmerica Life.

THE GENERAL ACCOUNT

Money allocated to the fixed account options goes into AIG SunAmerica Life's general account. The general account consists of all of AIG SunAmerica Life's assets other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any AIG SunAmerica Life contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

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                             PAYMENTS IN CONNECTION
                       WITH DISTRIBUTION OF THE CONTRACT
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PAYMENTS TO BROKER-DEALERS

Registered representatives of broker-dealers sell the contract. We pay commissions to the broker-dealers for the sale of your contract ("Contract Commissions"). There are different structures by which a broker-dealer can choose to have their Contract Commissions paid. For example, as one option, we may pay upfront Contract Commission, only, that may be up to a maximum 5% of each Purchase Payment you invest (which may include promotional amounts). Another option may be a lower upfront Contract Commission on each Purchase Payment, with a trail commission of up to a maximum 0.25% of contract value, annually. We pay Contract Commissions directly to the broker-dealer with whom your registered representative is affiliated. Registered representatives may receive a portion of these amounts we pay in accordance with any agreement in place between the registered representative and his/her broker-dealer firm.

We (or our affiliates) may pay broker-dealers or permitted third parties cash or non-cash compensation, including reimbursement of expenses incurred in connection with the sale of these contracts. These payments may be intended to reimburse for specific expenses incurred or may be based on sales, certain assets under management or longevity of assets invested with us. For example, we may pay additional amounts in connection with contracts that remain invested with us for a particular period of time. We enter into such arrangements in our discretion and we may negotiate customized arrangements with firms, including affiliated and non-affiliated broker-dealers based on various factors. Promotional incentives may change at any time.

We do not deduct these amounts directly from your Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the contract. Certain compensation payments may increase our cost of doing business in a particular firm and may result in higher contractual fees and charges if you purchase your contract through such a firm. See EXPENSES, above.

AIG SunAmerica Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG SunAmerica Capital Services, an affiliate of AIG SunAmerica Life, is a registered broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are paid in connection with the distribution of the contracts.

PAYMENTS WE RECEIVE

In addition to amounts received pursuant to established 12b-1 Plans, we may receive compensation of up to 0.50% from the investment advisers, subadvisers or their affiliates of certain of the underlying Trusts and/or portfolios for services related to the availability of the underlying portfolios in the contract. Furthermore, certain advisers and/or subadvisers may offset the costs we incur for training to support sales of the underlying funds in the contract.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at 1-800-445-SUN2, if you have any comment, question or service request.

During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as deduction of the annual maintenance fee and dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For other transactions, we send confirmations immediately.

During the Accumulation and Income Phases, you will receive a statement of your transactions over the past quarter and a summary of your account values.

It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the separate account. AIG SunAmerica Life engages in various kinds of routine litigation. In management's opinion, these matters are not material in relation to the financial position of the Company. A purported class action captioned NIKITA Mehta, as Trustee of the N.D. Mehta Living Trust vs. AIG SunAmerica Life Assurance Company, Case 04L0199, was filed on April 5, 2004 in the Circuit Court, Twentieth Judicial District in St. Clair County, Illinois. The lawsuit alleges certain improprieties in conjunction with alleged market timing activities. The probability of any particular outcome cannot be reasonably estimated at this time.

OWNERSHIP

The Polaris(II) Asset Manager Variable Annuity is a Flexible Payment Group Deferred Annuity contract. We issue a group contract to a contract holder for the benefit of the participants in the group. As a participant in the group, you will receive a certificate which evidences your ownership. As used in this prospectus, the term contract refers to your certificate. In some states, a Flexible Payment Individual Modified Guaranteed and Variable Deferred Annuity contract is available instead. Such a contract is identical to the contract described in this prospectus, with the exception that we issue it directly to the owner.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements of AIG SunAmerica Life Assurance Company at December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003, and the financial statements of Variable Annuity Account Seven at April 30, 2004, and for each of the two years in the period ended April 30, 2004 are incorporated by reference in this prospectus in reliance on the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

REGISTRATION STATEMENT

A registration statement has been filed with the SEC under the Securities Act of 1933 relating to the contract. This prospectus does not contain all the information in the registration statement as permitted by SEC regulations. The omitted information can be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

----------------------------------------------------------------
----------------------------------------------------------------

                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------------------------
----------------------------------------------------------------

Additional information concerning the operations of the separate account is contained in a Statement of Additional Information ("SAI"), which is available upon written request addressed to our Annuity Service Center, P. O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-SUN2. The contents of the SAI are listed below.

Separate Account..............................      3
General Account...............................      3
Performance Data..............................      4
Income Payments...............................     11
Death Benefit Options for Contracts Issued         12
  Before October 24, 2001.....................
Annuity Unit Values...........................     14
Taxes.........................................     17
Distribution of Contracts.....................     23
Financial Statements..........................     23

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                         ACCUMULATION UNIT VALUES AND ACCUMULATION UNITS
                                         INCEPTION TO         4/30/00 TO        4/30/01 TO        4/30/02 TO        4/30/03 TO
POLARIS II ASSET MANAGER PORTFOLIOS         4/30/00             4/30/01           4/30/02           4/30/03           4/30/04
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation (Inception Date
  - 10/28/99)
  Beginning AUV.....................          10.00          (a)      14.03            11.590             9.861             8.681
                                                             (b)      12.97            11.585             9.822             8.625
  Ending AUV........................          14.03          (a)      11.59             9.861             8.681            10.676
                                                             (b)      11.59             9.822             8.625            10.581
  Ending Number of AUs..............        226,697          (a)  1,301,826         2,010,220         2,242,839         3,348,839
                                                             (b)     11,589           112,490           193,637           339,695
---------------------------------------------------------------------------------------------------------------------------------
Government and Quality Bond
  (Inception Date - 12/16/99)
  Beginning AUV.....................          10.00          (a)      10.13            11.181            11.876            12.783
                                                             (b)      11.09            11.175            11.840            12.713
  Ending AUV........................          10.13          (a)      11.18            11.876            12.783            12.811
                                                             (b)      11.18            11.840            12.713            12.709
  Ending Number of AUs..............         10,743          (a)    142,268           429,130         1,104,627         1,717,250
                                                             (b)      2,041            22,384            71,303           138,314
---------------------------------------------------------------------------------------------------------------------------------
Growth (Inception Date - 11/1/99)
  Beginning AUV.....................          10.00          (a)      11.95            10.256             9.065             7.685
                                                             (b)      11.29            10.251             9.037             7.643
  Ending AUV........................          11.95          (a)      10.26             9.065             7.685             9.573
                                                             (b)      10.25             9.037             7.643             9.495
  Ending Number of AUs..............         93,965          (a)    563,506         1,102,754         1,319,642         2,235,693
                                                             (b)      6,206            55,407            97,032           198,143
---------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth (Inception Date -
  11/1/99)
  Beginning AUV.....................          10.00          (a)      14.14            10.166             7.753             6.307
                                                             (b)      11.78            10.162             7.740             6.281
  Ending AUV........................          14.14          (a)      10.17             7.753             6.307             7.730
                                                             (b)      10.16             7.740             6.281             7.678
  Ending Number of AUs..............         49,324          (a)    207,783           207,493           142,222           180,321
                                                             (b)        365             1,492             6,373            12,138
---------------------------------------------------------------------------------------------------------------------------------
Alliance Growth (Inception Date -
  10/28/99)
  Beginning AUV.....................          10.00          (a)      11.75             8.502             6.812             5.728
                                                             (b)       9.76             8.498             6.791             5.697
  Ending AUV........................          11.75          (a)       8.50             6.812             5.728             6.430
                                                             (b)       8.50             6.791             5.697             6.379
  Ending Number of AUs..............        423,804          (a)  2,004,620         2,695,963         2,297,444         1,944,993
                                                             (b)     10,150           111,553           133,969           138,351
---------------------------------------------------------------------------------------------------------------------------------
Asset Allocation (Inception Date -
  11/12/99)
  Beginning AUV.....................          10.00          (a)      10.34             9.975             9.613             9.320
                                                             (b)      10.35             9.975             9.590             9.274
  Ending AUV........................          10.34          (a)       9.97             9.613             9.320            11.082
                                                             (b)       9.97             9.590             9.274            10.999
  Ending Number of AUs..............         14,781          (a)    112,976           245,567           246,399           324,870
                                                             (b)         --            23,126            24,587            12,280
---------------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth (Inception Date -
  9/5/00)
  Beginning AUV.....................            N/A          (a)      10.00             7.109             5.642             4.604
                                                             (b)       8.03             7.105             5.625             4.578
  Ending AUV........................            N/A          (a)       7.11             5.642             4.604             5.371
                                                             (b)       7.10             5.625             4.578             5.327
  Ending Number of AUs..............            N/A          (a)     30,980           109,746           155,299           177,965
                                                             (b)        335            10,661             9,776            23,464
---------------------------------------------------------------------------------------------------------------------------------
Cash Management (Inception Date -
  11/29/99)
  Beginning AUV.....................          10.00          (a)      10.20            10.707            10.891            10.923
                                                             (b)      10.60            10.710            10.886            10.891
  Ending AUV........................          10.20          (a)      10.71            10.891            10.923            10.891
                                                             (b)      10.71            10.886            10.891            10.832
  Ending Number of AUs..............          3,737          (a)     58,423           171,876           321,915           375,789
                                                             (b)        495             5,858            43,742            44,481
---------------------------------------------------------------------------------------------------------------------------------
Corporate Bond (Inception Date -
  12/27/99)
  Beginning AUV.....................          10.00          (a)      10.01            10.740            11.343            12.402
                                                             (b)      10.64            10.734            11.305            12.330
  Ending AUV........................          10.01          (a)      10.74            11.343            12.402            13.215
                                                             (b)      10.73            11.305            12.330            13.105
  Ending Number of AUs..............          3,500          (a)     87,233           208,179           428,783         1,216,579
                                                             (b)         90            40,808            62,702           142,952
---------------------------------------------------------------------------------------------------------------------------------
(a) Without election of optional EstatePlus feature.
(b) With election of optional EstatePlus feature.
AUV - Accumulation Unit Value
AU - Accumulation Units

                                         ACCUMULATION UNIT VALUES AND ACCUMULATION UNITS
                                         INCEPTION TO         4/30/00 TO        4/30/01 TO        4/30/02 TO        4/30/03 TO
POLARIS II ASSET MANAGER PORTFOLIOS         4/30/00             4/30/01           4/30/02           4/30/03           4/30/04
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Davis Venture Value (Inception Date
  - 10/28/99)
  Beginning AUV.....................          10.00          (a)      11.61            10.816             9.889             8.635
                                                             (b)      11.59            10.807             9.857             8.585
  Ending AUV........................          11.61          (a)      10.82             9.889             8.635            11.288
                                                             (b)      10.81             9.857             8.585            11.195
  Ending Number of AUs..............        353,493          (a)  1,957,911         3,277,861         3,552,389         4,219,824
                                                             (b)     16,912           167,991           274,799           431,379
---------------------------------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street (Inception
  Date - 1/3/00)
  Beginning AUV.....................          10.00          (a)       9.51            10.714            11.602            10.025
                                                             (b)      10.18            10.714            11.592             9.991
  Ending AUV........................           9.51          (a)      10.71            11.602            10.025            12.541
                                                             (b)      10.71            11.592             9.991            12.467
  Ending Number of AUs..............          3,381          (a)     30,007            69,011            74,185            60,730
                                                             (b)         --             1,004            11,035             8,220
---------------------------------------------------------------------------------------------------------------------------------
Emerging Markets (Inception Date -
  11/10/99)
  Beginning AUV.....................          10.00          (a)      11.53             8.062             8.844             7.355
                                                             (b)       9.07             8.072             8.832             7.327
  Ending AUV........................          11.53          (a)       8.06             8.844             7.355            11.021
                                                             (b)       8.07             8.832             7.327            10.952
  Ending Number of AUs..............         16,356          (a)    152,174           132,773           102,396            81,009
                                                             (b)      2,733             6,718            10,925             6,243
---------------------------------------------------------------------------------------------------------------------------------
Federated American Leaders
  (Inception Date - 11/1/99)
  Beginning AUV.....................          10.00          (a)      10.03            10.676             9.858             8.200
                                                             (b)      10.78            10.674             9.829             8.156
  Ending AUV........................          10.03          (a)      10.68             9.858             8.200            10.153
                                                             (b)      10.67             9.829             8.156            10.073
  Ending Number of AUs..............         49,962          (a)    227,673           469,139           560,019           833,201
                                                             (b)        206            21,853            24,706            44,202
---------------------------------------------------------------------------------------------------------------------------------
Global Bond (Inception Date -
  11/29/99)
  Beginning AUV.....................          10.00          (a)      10.20            11.015            11.307            12.105
                                                             (b)      10.92            11.012            11.275            12.040
  Ending AUV........................          10.20          (a)      11.01            11.307            12.105            12.246
                                                             (b)      11.01            11.275            12.040            12.149
  Ending Number of AUs..............          1,149          (a)     17,170            45,752            74,019           141,130
                                                             (b)         44             4,201             6,954            11,858
---------------------------------------------------------------------------------------------------------------------------------
Global Equities (Inception Date -
  11/8/99)
  Beginning AUV.....................          10.00          (a)      11.70             8.651             7.071             5.740
                                                             (b)       9.90             8.647             7.051             5.710
  Ending AUV........................          11.70          (a)       8.65             7.071             5.740             6.936
                                                             (b)       8.65             7.051             5.710             6.882
  Ending Number of AUs..............         81,597          (a)    506,012           628,393           477,240           388,668
                                                             (b)      2,756             9,687             9,781             7,971
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Research (Inception
  Date - 8/1/00)
  Beginning AUV.....................            N/A          (a)      10.00             8.715             6.088             5.244
                                                             (b)       9.76             8.716             6.072             5.216
  Ending AUV........................            N/A          (a)       8.72             6.088             5.244             6.436
                                                             (b)       8.72             6.072             5.216             6.386
  Ending Number of AUs..............            N/A          (a)     31,175            80,348            76,812           117,350
                                                             (b)        326             7,463            10,045            10,208
---------------------------------------------------------------------------------------------------------------------------------
Growth-Income (Inception Date -
  11/1/99)
  Beginning AUV.....................          10.00          (a)      11.39             9.513             8.093             6.979
                                                             (b)      10.42             9.507             8.069             6.941
  Ending AUV........................          11.39          (a)       9.51             8.093             6.979             8.348
                                                             (b)       9.51             8.069             6.941             8.282
  Ending Number of AUs..............        335,543          (a)  1,673,087         2,296,734         1,743,668         1,520,053
                                                             (b)      8,279           107,132           109,068            97,758
---------------------------------------------------------------------------------------------------------------------------------
Growth Opportunities (Inception Date
  - 8/22/00)
  Beginning AUV.....................            N/A          (a)      10.00             6.857             5.010             3.637
                                                             (b)       8.60             6.857             5.241             3.833
  Ending AUV........................            N/A          (a)       6.86             5.010             3.637             4.409
                                                             (b)       6.86             5.241             3.833             4.634
  Ending Number of AUs..............            N/A          (a)     54,857            75,693            48,013            54,926
                                                             (b)         --                 5               317             3,556
---------------------------------------------------------------------------------------------------------------------------------
(a) Without election of optional EstatePlus feature.
(b) With election of optional EstatePlus feature.
AUV - Accumulation Unit Value
AU - Accumulation Units

                                         ACCUMULATION UNIT VALUES AND ACCUMULATION UNITS
                                         INCEPTION TO         4/30/00 TO        4/30/01 TO        4/30/02 TO        4/30/03 TO
POLARIS II ASSET MANAGER PORTFOLIOS         4/30/00             4/30/01           4/30/02           4/30/03           4/30/04
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
High-Yield Bond (Inception Date -
  11/29/99)
  Beginning AUV.....................          10.00          (a)      10.06             9.299             8.744             9.005
                                                             (b)       9.71             9.299             8.728             8.965
  Ending AUV........................          10.06          (a)       9.30             8.744             9.005            10.682
                                                             (b)       9.30             8.728             8.965            10.608
  Ending Number of AUs..............         13,058          (a)     91,018           182,420           267,960           587,922
                                                             (b)         --             5,112            18,202            46,284
---------------------------------------------------------------------------------------------------------------------------------
International Diversified Equities
  (Inception Date - 11/23/99)
  Beginning AUV.....................          10.00          (a)       9.87             7.958             6.634             4.641
                                                             (b)       8.63             7.953             6.614             4.616
  Ending AUV........................           9.87          (a)       7.96             6.634             4.641             6.156
                                                             (b)       7.95             6.614             4.616             6.111
  Ending Number of AUs..............         30,627          (a)    139,489           216,629           204,331           259,738
                                                             (b)        656             1,943             1,550            11,443
---------------------------------------------------------------------------------------------------------------------------------
International Growth and Income
  (Inception Date - 10/28/99)
  Beginning AUV.....................          10.00          (a)      10.82             9.717             8.498             6.648
                                                             (b)      10.46             9.715             8.476             6.614
  Ending AUV........................          10.82          (a)       9.72             8.498             6.648             9.079
                                                             (b)       9.72             8.476             6.614             9.011
  Ending Number of AUs..............        132,522          (a)    663,722           907,962           837,785           748,220
                                                             (b)      1,472            20,303            32,278            35,769
---------------------------------------------------------------------------------------------------------------------------------
MFS Massachusetts Investors Trust
  (Inception Date - 11/1/99)
  Beginning AUV.....................          10.00          (a)      10.49             9.736             8.225             7.039
                                                             (b)      10.34             9.735             8.203             7.003
  Ending AUV........................          10.49          (a)       9.74             8.225             7.039             8.136
                                                             (b)       9.74             8.203             7.003             8.074
  Ending Number of AUs..............        114,191          (a)    581,736           972,320           902,075           805,399
                                                             (b)      5,570            66,103            90,251            91,094
---------------------------------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth (Inception Date -
  11/1/99)
  Beginning AUV.....................          10.00          (a)      13.69            13.193             8.269             5.884
                                                             (b)      14.87            13.188             8.244             5.852
  Ending AUV........................          13.69          (a)      13.19             8.269             5.884             7.834
                                                             (b)      13.19             8.244             5.852             7.772
  Ending Number of AUs..............         30,505          (a)    344,347           442,836           449,234           441,724
                                                             (b)        306            25,484            33,748            35,097
---------------------------------------------------------------------------------------------------------------------------------
MFS Total Return (Inception Date -
  10/28/99)
  Beginning AUV.....................          10.00          (a)      10.22            11.789            11.859            11.289
                                                             (b)      11.64            11.782            11.821            11.226
  Ending AUV........................          10.22          (a)      11.79            11.859            11.289            12.842
                                                             (b)      11.78            11.821            11.226            12.738
  Ending Number of AUs..............         50,264          (a)    355,139         1,374,837         2,391,121         3,949,893
                                                             (b)      4,588            94,278           218,848           432,049
---------------------------------------------------------------------------------------------------------------------------------
Putnam Growth: Voyager (Inception
  Date - 11/1/99)
  Beginning AUV.....................          10.00          (a)      11.33             8.383             6.571             5.480
                                                             (b)       9.55             8.380             6.553             5.451
  Ending AUV........................          11.33          (a)       8.38             6.571             5.480             6.333
                                                             (b)       8.38             6.553             5.451             6.284
  Ending Number of AUs..............        177,965          (a)    820,691           953,847           817,468         1,063,200
                                                             (b)      3,244            25,257            22,523            93,442
---------------------------------------------------------------------------------------------------------------------------------
Real Estate (Inception Date -
  2/7/00)
  Beginning AUV.....................          10.00          (a)      10.77            12.621            14.317            14.880
                                                             (b)      12.42            12.623            14.279            14.804
  Ending AUV........................          10.77          (a)      12.62            14.317            14.880            18.683
                                                             (b)      12.62            14.279            14.804            18.540
  Ending Number of AUs..............          2,461          (a)     15,795            69,705            88,262           108,473
                                                             (b)         39               928             3,919             5,621
---------------------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced (Inception Date
  - 10/28/99)
  Beginning AUV.....................          10.00          (a)      11.01             9.336             8.175             7.437
                                                             (b)      10.08             9.333             8.152             7.398
  Ending AUV........................          11.01          (a)       9.34             8.175             7.437             8.207
                                                             (b)       9.33             8.152             7.398             8.143
  Ending Number of AUs..............         93,619          (a)    431,856           632,064           550,347           530,846
                                                             (b)        265            19,591            24,362            27,544
---------------------------------------------------------------------------------------------------------------------------------
(a) Without election of the optional EstatePlus feature.
(b) With election of the optional EstatePlus feature.
AUV - Accumulation Unit Value
AU - Accumulation Units

                                         ACCUMULATION UNIT VALUES AND ACCUMULATION UNITS
                                         INCEPTION TO         4/30/00 TO        4/30/01 TO        4/30/02 TO        4/30/03 TO
POLARIS II ASSET MANAGER PORTFOLIOS         4/30/00             4/30/01           4/30/02           4/30/03           4/30/04
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Technology (Inception Date -
  8/21/00)
  Beginning AUV.....................            N/A          (a)      10.00             4.375             2.507             1.815
                                                             (b)       6.68             4.375             2.499             1.805
  Ending AUV........................            N/A          (a)       4.38             2.507             1.815             2.174
                                                             (b)       4.38             2.499             1.805             2.157
  Ending Number of AUs..............            N/A          (a)     23,583            46,009            58,799           108,335
                                                             (b)         --             3,185             7,962            13,639
---------------------------------------------------------------------------------------------------------------------------------
Telecom Utility (Inception Date -
  12/16/99)
  Beginning AUV.....................          10.00          (a)       9.91             9.278             7.325             6.050
                                                             (b)       9.12             9.277             7.311             6.023
  Ending AUV........................           9.91          (a)       9.28             7.325             6.050             6.962
                                                             (b)       9.28             7.311             6.023             6.914
  Ending Number of AUs..............          9,175          (a)     69,692            77,161            61,703            40,778
                                                             (b)        104             3,437             3,965             4,149
---------------------------------------------------------------------------------------------------------------------------------
Worldwide High Income (Inception
  Date - 11/10/99)
  Beginning AUV.....................          10.00          (a)      10.42             9.735             9.735            10.471
                                                             (b)      10.54             9.735             9.711            10.420
  Ending AUV........................          10.42          (a)       9.74             9.735            10.471            11.563
                                                             (b)       9.74             9.711            10.420            11.477
  Ending Number of AUs..............          3,802          (a)     31,309            42,247            63,528           126,343
                                                             (b)         --             3,483             6,051            14,716
---------------------------------------------------------------------------------------------------------------------------------
(a) Without election of the optional EstatePlus feature.
(b) With election of the optional EstatePlus feature.
AUV - Accumulation Unit Value
AU - Accumulation Units

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX B - MARKET VALUE ADJUSTMENT ("MVA")
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The information in this Appendix applies only if you take money out of a FAGP (with a duration longer than 1 year) before the end of the guarantee period.

We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the FAGP. For the current rate we use a rate being offered by us for a guarantee period that is equal to the time remaining in the FAGP from which you seek withdrawal. If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number between the interest rates currently offered for the two closest periods available.

Where the MVA is negative, we first deduct the adjustment from any money remaining in the FAGP. If there is not enough money in the FAGP to meet the negative deduction, we deduct the remainder from your withdrawal. Where the MVA is positive, we add the adjustment to your withdrawal amount. If a withdrawal charge applies, it is deducted before the MVA calculation. The MVA is assessed on the amount withdrawn less any withdrawal charges.

The MVA is computed by multiplying the amount withdrawn, transferred or taken under an income option by the following factor:

                   [(1+I/(1+J+L)] to the power of (N/12) - 1

  where:

        I is the interest rate you are earning on the money invested in the FAGP;

        J is the interest rate then currently available for the period of time equal to the number of years rounded up to the nearest integer remaining in the term you initially agreed to leave your money in the FAGP;

        N is the number of full months remaining in the term you initially agreed to leave your money in the FAGP; and

        L is 0.005 (Some states require a different value. Please see your contract.)

  We do not assess an MVA against withdrawals under the following circumstances:

     - If a withdrawal is made within 30 days after the end of a guarantee period;

     - If a withdrawal is made to pay contract fees and charges;

     - To pay a death benefit; and

     - Upon beginning an income option, if occurring on the Latest Annuity Date.

EXAMPLES OF THE MVA

    The purpose of the examples below is to show how the MVA adjustments are calculated and may not reflect the Guarantee periods available or Withdrawal
                    Charges applicable under your contract.

The examples below assume the following:

     (1) You made an initial Purchase Payment of $10,000 and allocated it to a 3-year FAGP at a rate of 5%;

     (2) You make a partial withdrawal of $4,000 when 1 1/2 years (18 months) remain in the term you initially agreed to leave your money in the FAGP (N=18);

     (3) You have not made any other transfers, additional Purchase Payments, or withdrawals; and

     (4) Your contract was issued in a state where L=0.005.

POSITIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for a new Purchase Payments in the 1-year FAGP is 3.5% and the 3-year FAGP is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 4%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn falls within the free look amount.

The MVA factor is = [(1+I/(1+J+0.005)] to the power of (N/12) - 1
                  = [(1.05)/(1.04+0.005)] to the power of (18/12) - 1
                  = (1.004785) to the power of (1.5) - 1
                  = 1.007186 - 1
                  = + 0.007186

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:
                         $4,000 X (+0.007186) = +$28.74

$28.74 represents the positive MVA that would be added to the withdrawal.

NEGATIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 5.5% and the 3-year FAGP is 6.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 6%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn falls with the free withdrawal amount.

The MVA factor is = [(1+I)/(1+J+0.005)] to the power of (N/12) - 1
                  = [(1.05)/(1.06+0.005)] to the power of (18/12) - 1
                  = (0.985915) to the power of (1.5) - 1
                  = 0.978948 - 1
                  = - 0.021052

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:
                        $4,000 X (- 0.021052) = -$84.21

$84.21 represents the negative MVA that will be deducted from the money remaining in the 3-year FAGP.

POSITIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for a new Purchase Payments in the 1-year FAGP is 3.5% and the 3-year FAGP is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 4%. A withdrawal charge of 6% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.

The MVA factor is = [(1+I)/(I+J+0.005)] to the power of (N/12) - 1
                  = [(1.05)/(1.04+0.005)] to the power of (18/12) - 1
                  = (1.004785) to the power of (1.5) - 1
                  = 1.007186 - 1
                  = + 0.007186

The requested withdrawal amount, less the withdrawal charge ($4,000 - (6% X $4,000) = $3,760) is multiplied by the MVA factor to determine the MVA:
                         $3,760 X (+0.007186) = +$27.02

$27.02 represents the positive MVA that would be added to the withdrawal.

NEGATIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 5.5% and the 3-year FAGP is 6.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 6%. A withdrawal charge of 6% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.

The MVA factor is = [(1+I)/(I+J+0.005)] to the power of (N/12) - 1
                  = [(1.05)/(1.06+0.005)] to the power of (18/12) - 1
                  = (0.985916) to the power of (1.5) - 1
                  = 0.978949 - 1
                  = - 0.021051

The requested withdrawal amount, less the withdrawal charge ($4,000 - (6% X $4,000) = $3,760) is multiplied by the MVA factor to determine the MVA:
                         $3,760 X (-0.021052) = -$79.16

$79.16 represents the negative MVA that would be deducted from the money remaining in the 3-year FAGP.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX C - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Capitalized terms used in this Appendix have the same meaning as they have in the Death Benefit section of the prospectus.

The term Continuation Net Purchase Payments is used frequently to describe the death benefits payable to the beneficiary of the Continuing Spouse for contracts issued on or after October 24, 2001. We define Continuation Net Purchase Payments as Net Purchase Payments made on and/or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.

The term withdrawals as used in describing the death benefit option below is defined as withdrawals and the fees and charges applicable to those withdrawals.

The following describes the death benefit options following spousal continuation for contracts issued on or after October 24, 2001:

    1. Purchase Payment Accumulation Option

         If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

         a. Contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

         b. Continuation Net Purchase Payments; or

         c. Continuation Net Purchase Payments compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Purchase Payments recorded after the date of death; and reduced by any withdrawals recorded after the date of death in the same proportion that the withdrawal reduced the contract value on the date of each withdrawal; or

         d. Contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary and reduced for any withdrawals recorded after the seventh contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Purchase Payments; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal

         If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

         a. Contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

         b. Purchase Payments reduced by any withdrawals in the same proportions that the withdrawal reduced the contract value on the date of each withdrawal; or

         c. Net Purchase Payments made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the original contract issue date) plus any Purchase Payments recorded after the date of death; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal; or

         d. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary; and reduced for any withdrawals since the seventh contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the contract issue date) plus any Purchase Payments; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

    2. Maximum Anniversary Value Option -- if the continuing spouse is below age 90 at the time of death, and:

         If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

         a. Contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

         b. Continuation Net Purchase Payments; or

         c. Maximum anniversary value on any contract anniversary occurring after the Continuation Date and prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments made since that contract anniversary; and reduced for any withdrawals recorded since the contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

         If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greatest of:

         a. Contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

         b. Purchase Payments reduced by withdrawals in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal; or

         c. Maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals since the contract anniversary in the same proportion that the withdrawal reduced each contract value on the date of the withdrawal. Contract anniversary is defined as the full 12 month period after the original contract issue date.

         If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.

         Please see the Statement of Additional Information for a description of the death benefit calculations following a Spousal Continuation for contracts issued before October 24, 2001.

B. THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefit may increase the death benefit amount. The EstatePlus benefit is only available if the original owner elected EstatePlus and it has not been discontinued or terminated. If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable, based on the number of years the Continuing Spouse has held the contract since the Continuation Date. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary option.

The term "Continuation Net Purchase Payment" is used frequently to describe the EstatePlus benefit payable to the beneficiary of the Continuing Spouse. We define Continuation Net Purchase Payment as Net Purchase Payments made as of the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawal, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.

The following table identifies the factors we use in determining the percentage of earnings that will be added to the death benefit at the Continuing Spouse's date of death, if the Continuing Spouse is age 69 or younger on the Continuation
Date:

-------------------------------------------------------------
 CONTRACT YEAR         ESTATEPLUS              MAXIMUM
    OF DEATH           PERCENTAGE       ESTATEPLUS PERCENTAGE
-------------------------------------------------------------
 Years 0-4         25% of earnings      40% of Continuation
                                        Net Purchase Payments
-------------------------------------------------------------
 Years 5-9         40% of earnings      65% of Continuation
                                        Net Purchase
                                        Payments*
-------------------------------------------------------------
 Years 10+         50% of earnings      75% of Continuation
                                        Net Purchase
                                        Payments*
-------------------------------------------------------------

If the Continuing Spouse is between their 70th and 81st birthday on the Continuation Date, the table below shows the available EstatePlus benefit:

-------------------------------------------------------------
 CONTRACT YEAR         ESTATEPLUS              MAXIMUM
    OF DEATH           PERCENTAGE       ESTATEPLUS PERCENTAGE
-------------------------------------------------------------
 All Contract      25% of earnings      40% of Continuation
 Years                                  Net Purchase
                                        Payments*
-------------------------------------------------------------

* Purchase Payments received after the 5(th) year following the Continuation Date must remain in the contract for at least six months to be included as part of Continuation Net Purchase Payments for purpose of the Maximum EstatePlus calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12 month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death.

What is the EstatePlus amount?

We determine the EstatePlus amount based upon a percentage of earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings are defined as (1) minus (2) where

         (1) equals the contract value on the Continuing Spouse's date of death;

         (2) equals the Continuation Net Purchase Payment(s).

What is the Maximum EstatePlus amount?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus amount is a percentage of the Continuation Net Purchase Payments.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME ON PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Polaris(II) Asset Manager Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)

        ------------------------------------------------------------------------
        Name

        ------------------------------------------------------------------------
        Address

        ------------------------------------------------------------------------
        City/State/Zip

        Date: ----------------------- Signed: ----------------------------------

   Return to: AIG SunAmerica Life Assurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                                          As filed pursuant to Rule 497
                                          under the Securities Act of 1933
                                          Registration No. 333-65965
                                          and 811-9003






                       STATEMENT OF ADDITIONAL INFORMATION


                   FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS

                                    ISSUED BY

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                               IN CONNECTION WITH

                         VARIABLE ANNUITY ACCOUNT SEVEN

       (Polaris II A-Class and Polaris II Asset Manager Variable Annuities)

This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated August 30, 2004, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-SUN2 or writing us at:

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299
                                August 30, 2004

                                TABLE OF CONTENTS

                                                                             PAGE
                                                                             ----
Separate Account .......................................................       3

General Account ........................................................       3

Performance Data .......................................................       4

Income Payments ........................................................       7

Death Benefit Options for Contracts Issued Before October 24, 2001 .....      10

Annuity Unit Values ....................................................      12

Taxes ..................................................................      15

Distribution of Contracts ..............................................      21

Financial Statements ...................................................      21

                                SEPARATE ACCOUNT


         Variable Annuity Account Seven ("Separate Account") was originally established by AIG SunAmerica Life Assurance Company (the "Company") on August 28, 1998, pursuant to the provisions of Arizona law, as a segregated asset account of the Company. The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

         The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

         The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the underlying funds. Values allocated to the Separate Account and the amount of variable income payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

         The basic objective of a variable annuity contract is to provide variable income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their Variable Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

         Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable income payments).


                                 GENERAL ACCOUNT


         The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to fixed and/or DCA (non-MVA) fixed account options available in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

         The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.


                                PERFORMANCE DATA


         From time to time the Separate Account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Variable Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Variable Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

         In addition, the Separate Account may advertise "total return" data for the Variable Portfolios (including the Cash Management Portfolio). A Variable Portfolio is a sub-account of the separate account which provides for the variable investment options available under the contract. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period). Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio. We may from time to time show, in addition to these standardized returns, returns (calculated with the same methodology) with variations on the possible fees and charges.

         ACTUAL PERFORMANCE WILL VARY AND THE HYPOTHETICAL RESULTS SHOWN ARE NOT NECESSARILY REPRESENTATIVE OF FUTURE RESULTS. Performance for periods ending after those shown may vary substantially from those shown in the charts below. The charts show the performance of the Accumulation Units calculated for a specified period of time assuming an initial

Purchase Payment of $1,000 allocated to each Variable Portfolio. The total return figures reflect the effect of both non-recurring and recurring portfolio charges. For Polaris II A-Class contracts, the highest up-front sales charge (5.75%) is reflected. Polaris II Asset Manager contracts are offered through a Registered Investment Adviser in which case you would not be charged a sales charge and performance figures shown are higher. Total return figures are derived from historical data and are not intended to be a projection of future performance. Variable Annuity Account Seven also funds another contract (Polaris
Plus) which has been in existence longer than the Polaris II A-Class and Polaris II Asset Manager Variable Annuities. The majority of Variable Portfolios in the Polaris II A-Class and Polaris II Asset Manager are also available in that other contract and have been since March 19, 1999. The since inception numbers for the Variable Portfolios are based on Separate Account historical data (which is adjusted for the fees and charges applicable to the Polaris II A-Class and Polaris II Asset Manager) and represent adjusted actual performance of the Separate Account. The performance figures also reflect the actual fees and expenses paid by each Variable Portfolio.

         In calculating hypothetical adjusted historical performance, for periods starting prior to the date the Separate Account funded contracts that were first offered to the public, the total return data will be derived from the performance of the corresponding underlying portfolios of Anchor Series Trust, SunAmerica Series Trust, Lord Abbett Series Fund, Inc., American Funds Insurance Series and VanKampen Life Investment Trust ("the Trusts") modified to reflect the charges and expenses as if the Separate Account Variable Portfolios had been in existence since the inception date of each respective Trusts' underlying fund. Thus, such performance figures should not be construed to be actual performance of the Separate Account Variable Portfolio. Rather, they are intended to indicate the hypothetical adjusted historical performance of the corresponding underlying funds of Trusts adjusted to provide comparability to the performance of the Variable Portfolios after the date the Separate Account funded the contracts that were first offered to the public (which will reflect the effect of fees and charges imposed under the contracts). The Trusts have served since their inception as underlying investment media for Separate Accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.

         Performance data is computed in the manners described below.

CASH MANAGEMENT PORTFOLIO


         Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

                  Base Period Return = (EV-SV)/(SV)

         where:

                  SV = value of one Accumulation Unit at the start of a 7 day period

                  EV = value of one Accumulation Unit at the end of the 7 day period


         The change in the value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period.

         The current yield is then obtained by annualizing the Base Period
Return:

                  Current Yield = (Base Period Return) x (365/7)

         The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

                                                             365/7
                  Effective Yield = [(Base Period Return + 1)      - 1]

         The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

         Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.


OTHER VARIABLE PORTFOLIOS

         The Variable Portfolios of the Separate Account other than the Cash Management Portfolio compute their performance data as "total return."

         Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the following formulas:

         For Polaris II A-Class contracts:

                                n
                  [(1-SC)P](1+T) = ERV

where:            P  =  a hypothetical initial payment of $1,000
                  T  =  average annual total return
                  n  =  number of years
                 SC  =  sales charge

                ERV  =  ending redeemable value of a hypothetical $1,000
                        payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof)

         For Polaris II Asset Manager contracts:

                        n
                  P(1+T) = ERV

where:            P  =  a hypothetical initial payment of $1,000
                  T  =  average annual total return
                  n  =  number of years

                ERV  =  ending redeemable value of a hypothetical $1,000
                        payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof)

         As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

        These rates of return do not reflect election of EstatePlus. The rates of return would be lower if EstatePlus were included in the calculation.


PORTFOLIO ALLOCATOR MODELS PERFORMANCE

The separate account also computes "total return" data for each of the Portfolio Allocator models. Each model is comprised of a combination of Variable Portfolios available under the contract using various asset classes based on historical asset class performance.

Total return for a Portfolio Allocator model represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical investment in a contract, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. It is assumed that the initial hypothetical investment is made on the model inception date and rebalanced in accordance with the model on each reevaluation date. The model inception date is the date when the model was first offered for investment.

The formula assumes that: (1) all recurring fees have been charged to the contract owner's accounts; (2) all applicable non-recurring charges are deducted at the beginning of the period in question; and (3) there will be a complete redemption at the end of the period in question.

                 P (1 + T) (n)  =  ERV

                 P   =    contract value at the beginning of period n

                 T   =    average annual total return for the period in question

                 n = number of years, either 1-year, 5-year, or 10-year period in question (or fractional period thereof). For a period less than one year, n is equal to 1.

                 ERV = redeemable value (as of the end of the stated period in question) of a hypothetical investment made on the inception date of the model. The initial investment is allocated to the specific portfolios in the applicable model based on the stated percentages applicable during that time and it is reallocated on the reevaluation date of March 31. Ending redeemable value is calculated based on the sum of units and ending unit value of each portfolio at the time of redemption.

                                INCOME PAYMENTS

INITIAL MONTHLY INCOME PAYMENTS

         The initial income payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employee-sponsored retirement plans, such classification is not permitted), premium taxes, if applicable, age of the Annuitant and designated second person, if any, and the income option selected.

         The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable income payment. The number of Annuity Units determined for the first variable income payment remains constant for the second and subsequent monthly variable income payments, assuming that no reallocation of contract values is made.


SUBSEQUENT MONTHLY INCOME PAYMENTS

         For fixed income payments, the amount of the second and each subsequent monthly income payment is the same as that determined above for the first monthly income payment.

         For variable income payments, the amount of the second and each subsequent monthly income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly income payment, above, by the Annuity Unit value as of the day preceding the date on which each income payment is due.


INCOME PAYMENTS UNDER THE INCOME PROTECTOR PROGRAM

         If the Income Protector program is available and contract holders elect to begin income payments using the program, the income benefit base is determined as described in the prospectus. The initial income payment is determined by applying the income benefit base to the annuity table specifically designated for use in conjunction with the Income Protector feature, either in the contract or in the endorsement to the contract. Those tables are based on a set amount per $1,000 of income benefit base applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted), premium tax, if applicable, age of the Annuitant and designated second person, if any, and the Income Option selected.

         The income benefit base is applied then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly income payment. The amount of the second and each subsequent income payment is the same as that determined above for the first monthly income payment.

                   DEATH BENEFIT OPTIONS FOR CONTRACTS ISSUED
                             BEFORE OCTOBER 24, 2001

THE FOLLOWING DETAILS THE DEATH BENEFIT OPTIONS FOR CONTRACTS ISSUED BEFORE OCTOBER 24, 2001:

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greater of:

               1. the contract value at the time we receive all required
                  paperwork and satisfactory proof of death; or

               2. total Gross Purchase Payments less withdrawals; or

               3. total Purchase Payments less withdrawals, compounded at a 4%
                  annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death; or

               4. the contract value on the seventh contract anniversary, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death.

OPTION 2 - MAXIMUM ANNIVERSARY OPTION

The death benefit is the greater of:

               1. the contract value at the time we receive all required
                  paperwork and satisfactory proof of death; or

               2. total Gross Purchase Payments less withdrawals; or

               3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments and less any withdrawals, since that contract anniversary.

If you are age 90 or older at the time of death and selected the Option 2 death benefit, the death benefit will be equal to the contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of option 2 if you are age 81 or older at the time of contract issue, or you are age 90 or older at the time of your death.

THE FOLLOWING DETAILS THE DEATH BENEFIT OPTIONS UPON THE CONTINUING SPOUSE'S DEATH FOR CONTRACTS ISSUED BEFORE OCTOBER 24, 2001:

DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

               If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

               a. The contract value on the date we receive all required
                  paperwork and satisfactory proof of the Continuing Spouse's death; or

               b. Total Gross Purchase Payments less withdrawals;


               c. The contract value on the Continuation Date (including the
                  Continuation Contribution) plus any Purchase Payments minus any withdrawals made since the Continuation Date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Purchase Payments minus withdrawals recorded after the date of death; or

               d. The contract value on the seventh contract anniversary
                  following the original issue date of the contract, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Purchase Payments less withdrawals recorded after the date of death. The Continuation Contribution is considered a Purchase Payment received on the Continuation Date.

               If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

               a. The contract value on the date we receive all required
                  paperwork and satisfactory proof of the Continuing Spouse's death; or

               b. Total Gross Purchase Payments less withdrawals;


               c. Purchase Payments minus withdrawals made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Contract Issue Date) plus any Purchase Payments minus withdrawals recorded after the date of death; or

               d. The contract value on the seventh contract anniversary
                  following the original issue date of the contract, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse was age 70 or older on the Contract Issue Date) plus any Purchase Payments less withdrawals recorded after the date of death.

OPTION 2 - MAXIMUM ANNIVERSARY OPTION

               If the Continuing Spouse is below age 90 at the time of death, and if a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

               a. The contract value on the date we receive all required
                  paperwork and satisfactory proof of the Continuing Spouse's death; or

               b. Continuation Net Purchase Payments plus Purchase Payments made since the Continuation Date; and reduced for withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or

               c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

               If the Continuing Spouse is below age 90 at the time of death and if a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

               a. The contract value on the date we receive all required
                  paperwork and satisfactory proof of the Continuing Spouse's death; or

               b. Net Purchase Payments received since the original issue date;
                  or

               c. The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.


                               ANNUITY UNIT VALUES

         The value of an Annuity Unit is determined independently for each Variable Portfolio.

         The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable income payments will decrease over time. If the net investment rate equals 3.5%, the variable income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for income payments to increase (or not to decrease).

         The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each income payment will vary accordingly.

         For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

         The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

         The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

         (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

         (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

         The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

         ILLUSTRATIVE EXAMPLE

         Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                           NIF = ($11.46/$11.44)

                                  = 1.00174825

         The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                            (1/12)
                  1/[(1.035)      ] = 0.99713732

         In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                  $10.103523 x 1.00174825 x 0.99713732 = $10.092213

         To determine the initial payment, the initial income payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable income payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

         The NIF measures the performance of the funds that are the basis for the amount of future income payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate, the payment remains the same as the prior month. If the rate of the NIF is different than the AIR, then this proportion is greater than one and payments are increased. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.


VARIABLE INCOME PAYMENTS

         ILLUSTRATIVE EXAMPLE

         Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second income payment date is $13.327695.

         P's first variable income payment is determined from the annuity factor tables in P's contract, using the information assumed above. From these tables, which supply monthly annuity factors for each $1,000 of applied contract value, P's first variable income payment is determined by multiplying the factor of $4.92 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

          First Variable Income Payment = $4.92 x ($116,412.31/$1,000) = $572.75

         The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his funds to another Variable Portfolio) is also determined at this time and is equal to the amount of the first variable income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

              Annuity Units = $572.75/$13.256932 = 43.203812

         P's second variable income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second income payment due date and by applying a monthly factor to neutralize the assumed investment rate of 3.5% per year.

              Second Variable Income Payment =
                                                               (1/12)
                              43.203812 x $13.327695x1/[(1.035)      ] = $574.16

         The third and subsequent variable income payments are computed in a manner similar to the second variable income payment.

         Note that the amount of the first variable income payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Income Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Income Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable income payments.



                                      TAXES

General

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For contracts issued in connection with Nonqualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

Withholding Tax on Distributions

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including rollovers from IRAs can be waived.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401(a) or 403(a) or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Nonqualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

Non-Natural Owners

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Multiple Contracts

The Code provides that multiple Nonqualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Nonqualified annuity contract from the same issuer in any calendar year.

Tax Treatment of Assignments of Qualified Contracts

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a domestic relations order.)

Tax Treatment of Gifting, Assigning, or Transferring Ownership of a Nonqualified Contract

If you transfer ownership of your Nonqualified Contract to a person other than your spouse (or former spouse if incident to divorce) you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Nonqualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Trustee to Trustee Transfers of Qualified Contracts

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one Qualified contract to another Qualified contract of the same plan type or to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. Although Notice 2003-51 and the IRS's acquiescence in the Tax Court decision indicate that the IRS will respect partial exchanges of annuity contracts under certain circumstances, uncertainty remains, and owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

Qualified Plans

The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2004 is $13,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with the employer, and by an additional $3,000 in 2004 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2004 may not exceed the lessor of $41,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2004 is the lessor of $3,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2004. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d) Roth IRAs

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2004 is the lessor of $3,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2004. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, income limits for Roth IRAs are limitations on who can establish such a contract. Generally, you can contribute to a Roth IRA if you have taxable compensation and your modified adjusted gross income is less than: $160,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $110,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. Certain persons may be eligible to convert a traditional IRA into a Roth IRA.

Conversion into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Sections 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, public employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

Economic Growth and Tax Relief Reconciliation Act of 2001

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration.

                            DISTRIBUTION OF CONTRACTS

         The contracts are offered on a continuous basis through AIG SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. AIG SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and AIG SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of AIG SunAmerica Inc. No underwriting fees are paid in connection with the distribution of the contracts.

                              FINANCIAL STATEMENTS

         The consolidated financial statements of AIG SunAmerica Life Assurance Company at December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003, are incorporated by reference in this Statement of Additional Information. The financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts for amounts allocated to the fixed account options and the DCA fixed account options. Financial Statements for Variable Annuity Account Seven at April 30, 2004, and for each of the two years in the period ended April 30, 2004 are presented in this statement of Additional Information.

          PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the independent registered public accounting firm for the Separate Account and the Company. The financial statements of the Company and the Separate Account have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                         VARIABLE ANNUITY ACCOUNT SEVEN

                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS

                                 APRIL 30, 2004

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                                  ANNUAL REPORT
                                 APRIL 30, 2004

                                    CONTENTS

Report of Independent Registered Public Accounting Firm.....    1
Statement of Assets and Liabilities.........................    2
Schedule of Portfolio Investments...........................    8
Statement of Operations.....................................    9
Statement of Changes in Net Assets..........................   15
Notes to Financial Statements...............................   27

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AIG SunAmerica Life Assurance Company and the Contractholders of its separate account, Variable Annuity Account Seven

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Annuity Account Seven, a separate account of AIG SunAmerica Life Assurance Company (the "Separate Account") at April 30, 2004, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Los Angeles, California
July 9, 2004

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2004

                                                                                        Government
                                                             Asset        Capital          and
                                                          Allocation    Appreciation   Quality Bond      Growth
                                                           Portfolio     Portfolio      Portfolio      Portfolio
                                                           (Class 1)     (Class 1)      (Class 1)       (Class 1)
                                                         ------------   ------------   ------------   ------------
Assets:
      Investments in Anchor Series Trust,
          at net asset value                             $ 17,626,445   $ 68,288,994   $ 68,841,287   $ 43,263,936
      Investments in SunAmerica Series Trust,
          at net asset value                                        0              0              0              0
      Investments in Van Kampen Life Investment Trust,
          at net asset value                                        0              0              0              0
      Investments in Lord Abbett Series Fund, Inc.,
          at net asset value                                        0              0              0              0
      Investments in American Funds Insurance Series,
          at net asset value                                        0              0              0              0
                                                         ------------   ------------   ------------   ------------

Total Assets:                                            $ 17,626,445   $ 68,288,994   $ 68,841,287   $ 43,263,936

Liabilities:                                                        0              0              0              0
                                                         ------------   ------------   ------------   ------------

                                                         $ 17,626,445   $ 68,288,994   $ 68,841,287   $ 43,263,936
                                                         ============   ============   ============   ============
Net assets:

      Accumulation units                                 $ 17,622,754   $ 68,230,482   $ 68,752,929   $ 43,223,216

      Contracts in payout (annuitization) period                3,691         58,512         88,358         40,720
                                                         ------------   ------------   ------------   ------------

           Total net assets                              $ 17,626,445   $ 68,288,994   $ 68,841,287   $ 43,263,936
                                                         ============   ============   ============   ============

Accumulation units outstanding                                999,662      4,540,534      4,538,622      3,178,645
                                                         ============   ============   ============   ============

Contracts with total expenses of 0.85% *:
      Net Assets                                         $          -   $     15,994   $      2,149   $     13,936
      Accumulation units outstanding                                -          2,025            175          1,707
      Unit value of accumulation units                   $          -   $       7.90   $      12.28   $       8.16

Contracts with total expenses of 0.85% **:
      Net Assets                                         $  3,600,364   $ 35,753,171   $ 21,999,386   $ 21,401,645
      Accumulation units outstanding                          324,870      3,348,839      1,717,250      2,235,693
      Unit value of accumulation units                   $      11.08   $      10.68   $      12.81   $       9.57

Contracts with total expenses of 1.10% :
      Net Assets                                         $    135,078   $  3,594,377   $  1,757,834   $  1,881,461
      Accumulation units outstanding                           12,280        339,695        138,314        198,143
      Unit value of accumulation units                   $      11.00   $      10.58   $      12.71   $       9.50

Contracts with total expenses of 1.25% :
      Net Assets                                         $ 13,891,003   $ 28,925,452   $ 45,081,918   $ 19,966,894
      Accumulation units outstanding                          662,512        849,975      2,682,883        743,102
      Unit value of accumulation units                   $      20.97   $      34.03   $      16.80   $      26.87

                                                          Aggressive      Alliance      Blue Chip
                                                            Growth         Growth         Growth
                                                          Portfolio      Portfolio      Portfolio
                                                          (Class 1)       (Class 1)      (Class 1)
                                                         ------------   ------------   ------------
Assets:
      Investments in Anchor Series Trust,
          at net asset value                             $          0   $          0   $          0
      Investments in SunAmerica Series Trust,
          at net asset value                               11,702,361     75,292,292      1,080,772

      Investments in Van Kampen Life Investment Trust,
          at net asset value                                        0              0              0
      Investments in Lord Abbett Series Fund, Inc.,
          at net asset value                                        0              0              0
      Investments in American Funds Insurance Series,
          at net asset value                                        0              0              0
                                                         ------------   ------------   ------------
Total Assets:                                            $ 11,702,361   $ 75,292,292   $  1,080,772

Liabilities:                                                        0              0              0
                                                         ------------   ------------   ------------

                                                         $ 11,702,361   $ 75,292,292   $  1,080,772
                                                         ============   ============   ============
Net assets:

      Accumulation units                                 $ 11,702,361   $ 75,257,935   $  1,080,772

      Contracts in payout (annuitization) period                    0         34,357              0
                                                         ------------   ------------   ------------

           Total net assets                              $ 11,702,361   $ 75,292,292   $  1,080,772
                                                         ============   ============   ============

Accumulation units outstanding                                983,125      4,391,660        201,429
                                                         ============   ============   ============

Contracts with total expenses of 0.85% *:
      Net Assets                                         $      1,570   $     10,739   $          -
      Accumulation units outstanding                              310          2,006              -
      Unit value of accumulation units                   $       5.06   $       5.35   $          -

Contracts with total expenses of 0.85% **:
      Net Assets                                         $  1,393,874   $ 12,506,644   $    955,778
      Accumulation units outstanding                          180,321      1,944,993        177,965
      Unit value of accumulation units                   $       7.73   $       6.43   $       5.37

Contracts with total expenses of 1.10% :
      Net Assets                                         $     93,199   $    882,473   $    124,994
      Accumulation units outstanding                           12,138        138,351         23,464
      Unit value of accumulation units                   $       7.68   $       6.38   $       5.33

Contracts with total expenses of 1.25% :
      Net Assets                                         $ 10,213,718   $ 61,892,436   $          -
      Accumulation units outstanding                          790,356      2,306,310              -
      Unit value of accumulation units                   $      12.92   $      26.84   $          -

* Offered in Polaris Plus product.
** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2004
                                   (Continued)

                                                             Cash         Corporate    Davis Venture    "Dogs" of
                                                          Management        Bond           Value       Wall Street
                                                          Portfolio      Portfolio       Portfolio     Portfolio
                                                          (Class 1)       (Class 1)      (Class 1)      (Class 1)
                                                         ------------   ------------   ------------   ------------
Assets:
      Investments in Anchor Series Trust,
          at net asset value                             $          0   $          0   $          0   $          0
      Investments in SunAmerica Series Trust,
          at net asset value                               20,444,351     28,487,187     77,506,131      7,512,954
      Investments in Van Kampen Life Investment Trust,
          at net asset value                                        0              0              0              0
      Investments in Lord Abbett Series Fund, Inc.,
          at net asset value                                        0              0              0              0
      Investments in American Funds Insurance Series,
          at net asset value                                        0              0              0              0

                                                         ------------   ------------   ------------   ------------
Total Assets:                                            $ 20,444,351   $ 28,487,187   $ 77,506,131   $  7,512,954

Liabilities:                                                        0              0              0              0
                                                         ------------   ------------   ------------   ------------

                                                         $ 20,444,351   $ 28,487,187   $ 77,506,131   $  7,512,954
                                                         ============   ============   ============   ============
Net assets:

      Accumulation units                                 $ 20,389,038   $ 28,479,263   $ 77,489,433   $  7,511,424

      Contracts in payout (annuitization) period               55,313          7,924         16,698          1,530
                                                         ------------   ------------   ------------   ------------

           Total net assets                              $ 20,444,351   $ 28,487,187   $ 77,506,131   $  7,512,954
                                                         ============   ============   ============   ============

Accumulation units outstanding                              1,634,270      1,994,520      5,513,260        678,245
                                                         ============   ============   ============   ============

Contracts with total expenses of 0.85% *:
      Net Assets                                         $     36,744   $          -   $     14,146   $         94
      Accumulation units outstanding                            3,497              -          1,375              8
      Unit value of accumulation units                   $      10.51   $          -   $      10.29   $      11.80

Contracts with total expenses of 0.85% **:
      Net Assets                                         $  4,092,722   $ 16,076,857   $ 47,633,447   $    761,593
      Accumulation units outstanding                          375,789      1,216,579      4,219,824         60,730
      Unit value of accumulation units                   $      10.89   $      13.21   $      11.29   $      12.54

Contracts with total expenses of 1.10% :
      Net Assets                                         $    481,799   $  1,873,317   $  4,829,312   $    102,473
      Accumulation units outstanding                           44,481        142,952        431,379          8,220
      Unit value of accumulation units                   $      10.83   $      13.10   $      11.20   $      12.47

Contracts with total expenses of 1.25% :
      Net Assets                                         $ 15,833,086   $ 10,537,013   $ 25,029,226   $  6,648,794
      Accumulation units outstanding                        1,210,503        634,989        860,682        609,287
      Unit value of accumulation units                   $      13.08   $      16.59   $      29.08   $      10.91

                                                           Emerging       Equity         Equity
                                                           Markets        Income          Index
                                                          Portfolio      Portfolio      Portfolio
                                                           (Class 1)      (Class 1)      (Class 1)
                                                         ------------   ------------   ------------
Assets:
      Investments in Anchor Series Trust,
          at net asset value                             $          0   $          0   $          0
      Investments in SunAmerica Series Trust,
          at net asset value                                7,158,565      8,509,172     42,104,093
      Investments in Van Kampen Life Investment Trust,
          at net asset value                                        0              0              0
      Investments in Lord Abbett Series Fund, Inc.,
          at net asset value                                        0              0              0
      Investments in American Funds Insurance Series,
          at net asset value                                        0              0              0

                                                         ------------   ------------   ------------
Total Assets:                                            $  7,158,565   $  8,509,172   $ 42,104,093

Liabilities:                                                        0              0              0
                                                         ------------   ------------   ------------

                                                         $  7,158,565   $  8,509,172   $ 42,104,093
                                                         ============   ============   ============
Net assets:

      Accumulation units                                 $  7,148,730   $  8,494,000   $ 42,033,605

      Contracts in payout (annuitization) period                9,835         15,172         70,488
                                                         ------------   ------------   ------------

           Total net assets                              $  7,158,565   $  8,509,172   $ 42,104,093
                                                         ============   ============   ============

Accumulation units outstanding                                767,783        792,665      5,140,659
                                                         ============   ============   ============

Contracts with total expenses of 0.85% *:
      Net Assets                                         $          -   $          -   $          -
      Accumulation units outstanding                                -              -              -
      Unit value of accumulation units                   $          -   $          -   $          -

Contracts with total expenses of 0.85% **:
      Net Assets                                         $    892,775   $          -   $          -
      Accumulation units outstanding                           81,009              -              -
      Unit value of accumulation units                   $      11.02   $          -   $          -

Contracts with total expenses of 1.10% :
      Net Assets                                         $     68,376   $          -   $          -
      Accumulation units outstanding                            6,243              -              -
      Unit value of accumulation units                   $      10.95   $          -   $          -

Contracts with total expenses of 1.25% :
      Net Assets                                         $  6,197,414   $  8,509,172   $ 42,104,093
      Accumulation units outstanding                          680,531        792,665      5,140,659
      Unit value of accumulation units                   $       9.11   $      10.73   $       8.19

* Offered in Polaris Plus product.
** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2004
                                   (Continued)

                                                          Federated                                     Goldman
                                                           American       Global          Global         Sachs
                                                           Leaders          Bond         Equities       Research
                                                          Portfolio      Portfolio      Portfolio      Portfolio
                                                           (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                                         ------------   ------------   ------------   ------------
Assets:
      Investments in Anchor Series Trust,
          at net asset value                             $          0   $          0   $          0   $          0
      Investments in SunAmerica Series Trust,
          at net asset value                               15,889,240      9,081,423     11,020,629        820,456
      Investments in Van Kampen Life Investment Trust,
          at net asset value                                        0              0              0              0
      Investments in Lord Abbett Series Fund, Inc.,
          at net asset value                                        0              0              0              0
      Investments in American Funds Insurance Series,
          at net asset value                                        0              0              0              0
                                                         ------------   ------------   ------------   ------------

Total Assets:                                            $ 15,889,240   $  9,081,423   $ 11,020,629   $    820,456

Liabilities:                                                        0              0              0              0
                                                         ------------   ------------   ------------   ------------

                                                         $ 15,889,240   $  9,081,423   $ 11,020,629   $    820,456
                                                         ============   ============   ============   ============
Net assets:

      Accumulation units                                 $ 15,887,890   $  9,069,223   $ 11,019,488   $    820,456

      Contracts in payout (annuitization) period                1,350         12,200          1,141              0
                                                         ------------   ------------   ------------   ------------

           Total net assets                              $ 15,889,240   $  9,081,423   $ 11,020,629   $    820,456
                                                         ============   ============   ============   ============

Accumulation units outstanding                              1,306,284        577,668        919,029        127,558
                                                         ============   ============   ============   ============

Contracts with total expenses of 0.85% *:
      Net Assets                                         $          -   $          -   $      1,471   $          -
      Accumulation units outstanding                                -              -            212              -
      Unit value of accumulation units                   $          -   $          -   $       6.94   $          -

Contracts with total expenses of 0.85% **:
      Net Assets                                         $  8,459,217   $  1,728,258   $  2,695,973   $    755,271
      Accumulation units outstanding                          833,201        141,130        388,668        117,350
      Unit value of accumulation units                   $      10.15   $      12.25   $       6.94   $       6.44

Contracts with total expenses of 1.10% :
      Net Assets                                         $    445,241   $    144,076   $     54,857   $     65,185
      Accumulation units outstanding                           44,202         11,858          7,971         10,208
      Unit value of accumulation units                   $      10.07   $      12.15   $       6.88   $       6.39

Contracts with total expenses of 1.25% :
      Net Assets                                         $  6,984,782   $  7,209,089   $  8,268,328   $          -
      Accumulation units outstanding                          428,881        424,680        522,178              -
      Unit value of accumulation units                   $      16.29   $      16.98   $      15.83   $          -

                                                           Growth-         Growth       High-Yield
                                                           Income       Opportunities      Bond
                                                          Portfolio       Portfolio     Portfolio
                                                           (Class 1)      (Class 1)      (Class 1)
                                                         ------------   ------------   ------------
Assets:
      Investments in Anchor Series Trust,
          at net asset value                             $          0   $          0   $          0
      Investments in SunAmerica Series Trust,
          at net asset value                               68,815,280        258,640     12,031,008
      Investments in Van Kampen Life Investment Trust,
          at net asset value                                        0              0              0
      Investments in Lord Abbett Series Fund, Inc.,
          at net asset value                                        0              0              0
      Investments in American Funds Insurance Series,
          at net asset value                                        0              0              0
                                                         ------------   ------------   ------------

Total Assets:                                            $ 68,815,280   $    258,640   $ 12,031,008

Liabilities:                                                        0              0              0
                                                         ------------   ------------   ------------

                                                         $ 68,815,280   $    258,640   $ 12,031,008
                                                         ============   ============   ============
Net assets:

      Accumulation units                                 $ 68,688,300   $    258,640   $ 12,030,209

      Contracts in payout (annuitization) period              126,980              0            799
                                                         ------------   ------------   ------------

           Total net assets                              $ 68,815,280   $    258,640   $ 12,031,008
                                                         ============   ============   ============

Accumulation units outstanding                              3,720,474         58,482        974,758
                                                         ============   ============   ============

Contracts with total expenses of 0.85% *:
      Net Assets                                         $      5,080   $          -   $          -
      Accumulation units outstanding                              663              -              -
      Unit value of accumulation units                   $       7.66   $          -   $          -

Contracts with total expenses of 0.85% **:
      Net Assets                                         $ 12,689,770   $    242,161   $  6,280,236
      Accumulation units outstanding                        1,520,053         54,926        587,922
      Unit value of accumulation units                   $       8.35   $       4.41   $      10.68

Contracts with total expenses of 1.10% :
      Net Assets                                         $    809,605   $     16,479   $    491,002
      Accumulation units outstanding                           97,758          3,556         46,284
      Unit value of accumulation units                   $       8.28   $       4.63   $      10.61

Contracts with total expenses of 1.25% :
      Net Assets                                         $ 55,310,825   $          -   $  5,259,770
      Accumulation units outstanding                        2,102,000              -        340,552
      Unit value of accumulation units                   $      26.31   $          -   $      15.44

* Offered in Polaris Plus product.
** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2004
                                   (Continued)

                                                         International    International         MFS
                                                          Diversified      Growth and      Massachusetts      MFS Mid-
                                                           Equities          Income       Investors Trust    Cap Growth
                                                          Portfolio         Portfolio       Portfolio         Portfolio
                                                           (Class 1)         (Class 1)       (Class 1)         (Class 1)
                                                        ---------------  ---------------  ---------------  ---------------
Assets:
      Investments in Anchor Series Trust,
          at net asset value                            $             0  $             0  $             0  $             0
      Investments in SunAmerica Series Trust,
          at net asset value                                  5,345,355       13,930,099        7,288,167        3,733,305
      Investments in Van Kampen Life Investment Trust,
          at net asset value                                          0                0                0                0
      Investments in Lord Abbett Series Fund, Inc.,
          at net asset value                                          0                0                0                0
      Investments in American Funds Insurance Series,
          at net asset value                                          0                0                0                0
                                                        ---------------  ---------------  ---------------  ---------------

Total Assets:                                           $     5,345,355  $    13,930,099  $     7,288,167  $     3,733,305

Liabilities:                                                          0                0                0                0
                                                        ---------------  ---------------  ---------------  ---------------

                                                        $     5,345,355  $    13,930,099  $     7,288,167  $     3,733,305
                                                        ===============  ===============  ===============  ===============

Net assets:

      Accumulation units                                $     5,345,319  $    13,912,644  $     7,288,167  $     3,733,305

      Contracts in payout (annuitization) period                     36           17,455                0                0
                                                        ---------------  ---------------  ---------------  ---------------

           Total net assets                             $     5,345,355  $    13,930,099  $     7,288,167  $     3,733,305
                                                        ===============  ===============  ===============  ===============

Accumulation units outstanding                                  661,289        1,368,132          896,493          476,821
                                                        ===============  ===============  ===============  ===============

Contracts with total expenses of 0.85% *:
      Net Assets                                        $             -  $         6,113  $             -  $             -
      Accumulation units outstanding                                  -              750                -                -
      Unit value of accumulation units                  $             -  $          8.15  $             -  $             -

Contracts with total expenses of 0.85% **:
      Net Assets                                        $     1,598,844  $     6,793,262  $     6,552,693  $     3,460,534
      Accumulation units outstanding                            259,738          748,220          805,399          441,724
      Unit value of accumulation units                  $          6.16  $          9.08  $          8.14  $          7.83

Contracts with total expenses of 1.10% :
      Net Assets                                        $        69,931  $       322,306  $       735,474  $       272,771
      Accumulation units outstanding                             11,443           35,769           91,094           35,097
      Unit value of accumulation units                  $          6.11  $          9.01  $          8.07  $          7.77

Contracts with total expenses of 1.25% :
      Net Assets                                        $     3,676,580  $     6,808,418  $             -  $             -
      Accumulation units outstanding                            390,108          583,393                -                -
      Unit value of accumulation units                  $          9.42  $         11.67  $             -  $             -

                                                                             Putnam
                                                           MFS Total         Growth:           Real
                                                            Return           Voyager          Estate
                                                          Portfolio         Portfolio        Portfolio
                                                           (Class 1)        (Class 1)        (Class 1)
                                                        ---------------  ---------------  ---------------
Assets:
      Investments in Anchor Series Trust,
          at net asset value                            $             0  $             0  $             0
      Investments in SunAmerica Series Trust,
          at net asset value                                 56,227,175       31,102,195        7,548,327
      Investments in Van Kampen Life Investment Trust,
          at net asset value                                          0                0                0
      Investments in Lord Abbett Series Fund, Inc.,
          at net asset value                                          0                0                0
      Investments in American Funds Insurance Series,
          at net asset value                                          0                0                0
                                                        ---------------  ---------------  ---------------

Total Assets:                                           $    56,227,175  $    31,102,195  $     7,548,327

Liabilities:                                                          0                0                0
                                                        ---------------  ---------------  ---------------

                                                        $    56,227,175  $    31,102,195  $     7,548,327
                                                        ===============  ===============  ===============

Net assets:

      Accumulation units                                $    56,227,175  $    31,074,257  $     7,548,327

      Contracts in payout (annuitization) period                      0           27,938                0
                                                        ---------------  ---------------  ---------------

           Total net assets                             $    56,227,175  $    31,102,195  $     7,548,327
                                                        ===============  ===============  ===============

Accumulation units outstanding                                4,381,942        2,575,127          455,290
                                                        ===============  ===============  ===============

Contracts with total expenses of 0.85% *:
      Net Assets                                        $             -  $         1,016  $           131
      Accumulation units outstanding                                  -              174                8
      Unit value of accumulation units                  $             -  $          5.84  $         16.35

Contracts with total expenses of 0.85% **:
      Net Assets                                        $    50,723,945  $     6,733,277  $     2,026,616
      Accumulation units outstanding                          3,949,893        1,063,200          108,473
      Unit value of accumulation units                  $         12.84  $          6.33  $         18.68

Contracts with total expenses of 1.10% :
      Net Assets                                        $     5,503,230  $       587,161  $       104,214
      Accumulation units outstanding                            432,049           93,442            5,621
      Unit value of accumulation units                  $         12.74  $          6.28  $         18.54

Contracts with total expenses of 1.25% :
      Net Assets                                        $             -  $    23,780,741  $     5,417,366
      Accumulation units outstanding                                  -        1,418,311          341,188
      Unit value of accumulation units                  $             -  $         16.77  $         15.88

* Offered in Polaris Plus product.
** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2004
                                   (Continued)

                                                         Small Company    SunAmerica                        Telecom
                                                             Value         Balanced       Technology        Utility
                                                           Portfolio      Portfolio        Portfolio       Portfolio
                                                           (Class 1)      (Class 1)        (Class 1)       (Class 1)
                                                         -------------   -------------   -------------   -------------
Assets:
      Investments in Anchor Series Trust,
          at net asset value                             $           0   $           0   $           0   $           0
      Investments in SunAmerica Series Trust,
          at net asset value                                 8,786,020      57,607,133         264,982       3,674,204
      Investments in Van Kampen Life Investment Trust,
          at net asset value                                         0               0               0               0
      Investments in Lord Abbett Series Fund, Inc.,
          at net asset value                                         0               0               0               0
      Investments in American Funds Insurance Series,
          at net asset value                                         0               0               0               0
                                                         -------------   -------------   -------------   -------------

Total Assets:                                            $   8,786,020   $  57,607,133   $     264,982   $   3,674,204

Liabilities:                                                         0               0               0               0
                                                         -------------   -------------   -------------   -------------

                                                         $   8,786,020   $  57,607,133   $     264,982   $   3,674,204
                                                         =============   =============   =============   =============

Net assets:

      Accumulation units                                 $   8,786,020   $  57,490,917   $     264,982   $   3,653,477

      Contracts in payout (annuitization) period                     0         116,216               0          20,727
                                                         -------------   -------------   -------------   -------------

           Total net assets                              $   8,786,020   $  57,607,133   $     264,982   $   3,674,204
                                                         =============   =============   =============   =============

Accumulation units outstanding                                 495,118       4,282,718         121,974         375,895
                                                         =============   =============   =============   =============

Contracts with total expenses of 0.85% *:
      Net Assets                                         $       5,316   $       5,933   $           -   $         111
      Accumulation units outstanding                               427             837               -              15
      Unit value of accumulation units                   $       12.45   $        7.09   $           -   $        7.37

Contracts with total expenses of 0.85% **:
      Net Assets                                         $           -   $   4,356,517   $     235,564   $     283,910
      Accumulation units outstanding                                 -         530,846         108,335          40,778
      Unit value of accumulation units                   $           -   $        8.21   $        2.17   $        6.96

Contracts with total expenses of 1.10% :
      Net Assets                                         $           -   $     224,279   $      29,418   $      28,684
      Accumulation units outstanding                                 -          27,544          13,639           4,149
      Unit value of accumulation units                   $           -   $        8.14   $        2.16   $        6.91

Contracts with total expenses of 1.25% :
      Net Assets                                         $   8,780,704   $  53,020,404   $           -   $   3,361,499
      Accumulation units outstanding                           494,691       3,723,491               -         330,953
      Unit value of accumulation units                   $       17.75   $       14.24   $           -   $       10.16

                                                           Worldwide                       Emerging
                                                          High Income       Comstock        Growth
                                                           Portfolio       Portfolio       Portfolio
                                                           (Class 1)       (Class II)     (Class II)
                                                         -------------   -------------   -------------
Assets:
      Investments in Anchor Series Trust,
          at net asset value                             $           0   $           0   $           0
      Investments in SunAmerica Series Trust,
          at net asset value                                 3,688,752               0               0
      Investments in Van Kampen Life Investment Trust,
          at net asset value                                         0      53,666,882       5,481,963
      Investments in Lord Abbett Series Fund, Inc.,
          at net asset value                                         0               0               0
      Investments in American Funds Insurance Series,
          at net asset value                                         0               0               0
                                                         -------------   -------------   -------------

Total Assets:                                            $   3,688,752   $  53,666,882   $   5,481,963

Liabilities:                                                         0               0               0
                                                         -------------   -------------   -------------
                                                         $   3,688,752   $  53,666,882   $   5,481,963
                                                         =============   =============   =============

Net assets:

      Accumulation units                                 $   3,687,378   $  53,666,882   $   5,481,963

      Contracts in payout (annuitization) period                 1,374               0               0
                                                         -------------   -------------   -------------

           Total net assets                              $   3,688,752   $  53,666,882   $   5,481,963
                                                         =============   =============   =============

Accumulation units outstanding                                 260,053       4,972,603         644,101
                                                         =============   =============   =============

Contracts with total expenses of 0.85% *:
      Net Assets                                         $           -   $           -   $           -
      Accumulation units outstanding                                 -               -               -
      Unit value of accumulation units                   $           -   $           -   $           -

Contracts with total expenses of 0.85% **:
      Net Assets                                         $   1,460,907   $  48,699,444   $   4,836,260
      Accumulation units outstanding                           126,343       4,509,831         568,055
      Unit value of accumulation units                   $       11.56   $       10.80   $        8.51

Contracts with total expenses of 1.10% :
      Net Assets                                         $     168,898   $   4,967,438   $     645,703
      Accumulation units outstanding                            14,716         462,772          76,046
      Unit value of accumulation units                   $       11.48   $       10.73   $        8.49

Contracts with total expenses of 1.25% :
      Net Assets                                         $   2,058,947   $           -   $           -
      Accumulation units outstanding                           118,994               -               -
      Unit value of accumulation units                   $       17.30   $           -   $           -

* Offered in Polaris Plus product.
** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2004
                                   (Continued)

                                                             Growth         Growth                           Asset
                                                           and Income     and Income     Mid-Cap Value    Allocation
                                                            Portfolio     Portfolio        Portfolio          Fund
                                                           (Class II)     (Class VC)      (Class VC)       (Class 2)
                                                         -------------   -------------   -------------   -------------
Assets:
      Investments in Anchor Series Trust,
          at net asset value                             $           0   $           0   $           0   $           0
      Investments in SunAmerica Series Trust,
          at net asset value                                         0               0               0               0
      Investments in Van Kampen Life Investment Trust,
          at net asset value                                36,998,962               0               0               0
      Investments in Lord Abbett Series Fund, Inc.,
          at net asset value                                         0      48,589,564      28,866,718               0
      Investments in American Funds Insurance Series,
          at net asset value                                         0               0               0      59,677,489
                                                         -------------   -------------   -------------   -------------

Total Assets:                                            $  36,998,962   $  48,589,564   $  28,866,718   $  59,677,489

Liabilities:                                                         0               0               0               0
                                                         -------------   -------------   -------------   -------------

                                                         $  36,998,962   $  48,589,564   $  28,866,718   $  59,677,489
                                                         =============   =============   =============   =============

Net assets:

      Accumulation units                                 $  36,998,962   $  48,589,564   $  28,866,718   $  59,677,489

      Contracts in payout (annuitization) period                     0               0               0               0
                                                         -------------   -------------   -------------   -------------

           Total net assets                              $  36,998,962   $  48,589,564   $  28,866,718   $  59,677,489
                                                         =============   =============   =============   =============

Accumulation units outstanding                               3,280,374       4,562,992       2,598,873       4,799,401
                                                         =============   =============   =============   =============

Contracts with total expenses of 0.85% *:
      Net Assets                                         $           -   $           -   $           -   $           -
      Accumulation units outstanding                                 -               -               -               -
      Unit value of accumulation units                   $           -   $           -   $           -   $           -

Contracts with total expenses of 0.85% **:
      Net Assets                                         $  33,491,266   $  43,577,163   $  25,686,845   $  54,002,678
      Accumulation units outstanding                         2,967,167       4,090,198       2,311,323       4,341,675
      Unit value of accumulation units                   $       11.29   $       10.65   $       11.11   $       12.44

Contracts with total expenses of 1.10% :
      Net Assets                                         $   3,507,696   $   5,012,401   $   3,179,873   $   5,674,811
      Accumulation units outstanding                           313,207         472,794         287,550         457,726
      Unit value of accumulation units                   $       11.20   $       10.60   $       11.06   $       12.40

Contracts with total expenses of 1.25% :
      Net Assets                                         $           -   $           -   $           -   $           -
      Accumulation units outstanding                                 -               -               -               -
      Unit value of accumulation units                   $           -   $           -   $           -   $           -

                                                            Global                          Growth-
                                                            Growth          Growth          Income
                                                             Fund             Fund           Fund
                                                           (Class 2)        (Class 2)      (Class 2)
                                                         -------------   -------------   -------------
Assets:
      Investments in Anchor Series Trust,
          at net asset value                             $           0   $           0   $           0
      Investments in SunAmerica Series Trust,
          at net asset value                                         0               0
      Investments in Van Kampen Life Investment Trust,
          at net asset value                                         0               0               0
      Investments in Lord Abbett Series Fund, Inc.,
          at net asset value                                         0               0               0
      Investments in American Funds Insurance Series,
          at net asset value                                26,782,854      52,716,825      98,164,575
                                                         -------------   -------------   -------------

Total Assets:                                            $  26,782,854   $  52,716,825   $  98,164,575

Liabilities:                                                         0               0               0
                                                         -------------   -------------   -------------

                                                         $  26,782,854   $  52,716,825   $  98,164,575
                                                         =============   =============   =============

Net assets:

      Accumulation units                                 $  26,782,854   $  52,716,825   $  98,164,575

      Contracts in payout (annuitization) period                     0               0               0
                                                         -------------   -------------   -------------

           Total net assets                              $  26,782,854   $  52,716,825   $  98,164,575
                                                         =============   =============   =============

Accumulation units outstanding                               1,806,379       3,515,459       6,825,246
                                                         =============   =============   =============

Contracts with total expenses of 0.85% *:
      Net Assets                                         $           -   $           -   $           -
      Accumulation units outstanding                                 -               -               -
      Unit value of accumulation units                   $           -   $           -   $           -

Contracts with total expenses of 0.85% **:
      Net Assets                                         $  23,982,362   $  46,147,404   $  88,953,853
      Accumulation units outstanding                         1,616,933       3,076,002       6,182,253
      Unit value of accumulation units                   $       14.83   $       15.00   $       14.39

Contracts with total expenses of 1.10% :
      Net Assets                                         $   2,800,492   $   6,569,421   $   9,210,722
      Accumulation units outstanding                           189,446         439,457         642,993
      Unit value of accumulation units                   $       14.78   $       14.95   $       14.32

Contracts with total expenses of 1.25% :
      Net Assets                                         $           -   $           -   $           -
      Accumulation units outstanding                                 -               -               -
      Unit value of accumulation units                   $           -   $           -   $           -

* Offered in Polaris Plus product.
** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 APRIL 30, 2004

                                                                          Net Asset Value    Net Asset
                       Variable Accounts                       Shares        Per Share         Value          Cost
-----------------------------------------------------------   ---------   ---------------   -----------   ------------
ANCHOR SERIES TRUST:
     Asset Allocation Portfolio (Class 1)                     1,269,718   $         13.88   $17,626,445   $ 17,612,416
     Capital Appreciation Portfolio (Class 1)                 2,245,463             30.41    68,288,994     82,223,661
     Government and Quality Bond Portfolio (Class 1)          4,527,954             15.20    68,841,287     66,707,152
     Growth Portfolio (Class 1)                               1,734,242             24.95    43,263,936     50,132,177

SUNAMERICA SERIES TRUST:
     Aggressive Growth Portfolio (Class 1)                    1,340,432   $          8.73   $11,702,361   $ 20,119,111
     Alliance Growth Portfolio (Class 1)                      4,413,473             17.06    75,292,292    134,509,820
     Blue Chip Growth Portfolio (Class 1)                       179,511              6.02     1,080,772      1,066,383
     Cash Management Portfolio (Class 1)                      1,912,326             10.69    20,444,351     20,764,396
     Corporate Bond Portfolio (Class 1)                       2,397,160             11.88    28,487,187     27,676,235
     Davis Venture Value Portfolio (Class 1)                  3,267,734             23.72    77,506,131     77,606,584
     "Dogs" of Wall Street Portfolio (Class 1)                  731,159             10.28     7,512,954      6,816,869
     Emerging Markets Portfolio (Class 1)                       762,867              9.38     7,158,565      6,135,405
     Equity Income Portfolio (Class 1)                          767,836             11.08     8,509,172      8,097,957
     Equity Index Portfolio (Class 1)                         4,458,003              9.44    42,104,093     49,796,015
     Federated American Leaders Portfolio (Class 1)           1,060,907             14.98    15,889,240     15,958,354
     Global Bond Portfolio (Class 1)                            797,667             11.38     9,081,423      8,848,455
     Global Equities Portfolio (Class 1)                      1,064,876             10.35    11,020,629     17,643,330
     Goldman Sachs Research Portfolio (Class 1)                 121,207              6.77       820,456        809,776
     Growth-Income Portfolio (Class 1)                        3,155,025             21.81    68,815,280     88,833,580
     Growth Opportunities Portfolio (Class 1)                    54,749              4.72       258,640        299,684
     High-Yield Bond Portfolio (Class 1)                      1,744,548              6.90    12,031,008     12,852,137
     International Diversified Equities Portfolio (Class 1)     775,295              6.89     5,345,355      6,087,139
     International Growth and Income Portfolio (Class 1)      1,354,890             10.28    13,930,099     13,915,262
     MFS Massachusetts Investors Trust Portfolio (Class 1)      707,870             10.30     7,288,167      8,374,529
     MFS Mid-Cap Growth Portfolio (Class 1)                     451,387              8.27     3,733,305      5,231,389
     MFS Total Return Portfolio (Class 1)                     3,495,044             16.09    56,227,175     53,671,809
     Putnam Growth: Voyager Portfolio (Class 1)               2,266,660             13.72    31,102,195     50,202,547
     Real Estate Portfolio (Class 1)                            512,687             14.72     7,548,327      6,074,275
     Small Company Value Portfolio (Class 1)                    708,761             12.40     8,786,020      7,536,157
     SunAmerica Balanced Portfolio (Class 1)                  4,362,701             13.20    57,607,133     74,288,610
     Technology Portfolio (Class 1)                             110,592              2.40       264,982        329,094
     Telecom Utility Portfolio (Class 1)                        468,369              7.84     3,674,204      5,753,745
     Worldwide High Income Portfolio (Class 1)                  500,796              7.37     3,688,752      4,082,297

VAN KAMPEN LIFE INVESTMENT TRUST:
     Comstock Portfolio (Class II)                            4,494,714   $         11.94   $53,666,882   $ 48,349,465
     Emerging Growth Portfolio (Class II)                       231,404             23.69     5,481,963      5,321,788
     Growth and Income Portfolio (Class II)                   2,184,118             16.94    36,998,962     34,123,094

LORD ABBETT SERIES FUND, INC.:
     Growth and Income Portfolio (Class VC)                   1,979,208   $         24.55   $48,589,564   $ 44,426,425
     Mid-Cap Value Portfolio (Class VC)                       1,609,968             17.93    28,866,718     25,494,859

AMERICAN FUNDS INSURANCE SERIES:
     Asset Allocation Fund (Class 2)                          4,129,930   $         14.45   $59,677,489   $ 57,118,405
     Global Growth Fund (Class 2)                             1,736,891             15.42    26,782,854     25,277,766
     Growth Fund (Class 2)                                    1,138,838             46.29    52,716,825     48,766,874
     Growth-Income Fund (Class 2)                             2,908,580             33.75    98,164,575     91,096,695

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004

                                                                                           Government
                                                                Asset         Capital         and
                                                             Allocation    Appreciation   Quality Bond      Growth
                                                              Portfolio      Portfolio      Portfolio      Portfolio
                                                              (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                                              ---------      ---------      ---------      ---------
Investment income:
       Dividends                                            $    518,489   $          0   $  2,782,828   $    170,050
                                                            ------------   ------------   ------------   ------------
           Total investment income                               518,489              0      2,782,828        170,050
                                                            ------------   ------------   ------------   ------------
Expenses:
       Mortality and expense risk charge                        (157,567)      (523,614)      (690,337)      (329,505)
       Distribution expense charge                               (23,138)       (86,583)      (103,994)       (53,367)
                                                            ------------   ------------   ------------   ------------
           Total expenses                                       (180,705)      (610,197)      (794,331)      (382,872)
                                                            ------------   ------------   ------------   ------------

Net investment income (loss)                                     337,784       (610,197)     1,988,497       (212,822)
                                                            ------------   ------------   ------------   ------------
Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                               1,489,777      4,168,855     16,270,351      2,009,556
       Cost of shares sold                                    (1,518,686)    (5,644,755)   (15,437,796)    (2,689,576)
                                                            ------------   ------------   ------------   ------------
Net realized gains (losses) from
    securities transactions                                      (28,909)    (1,475,900)       832,555       (680,020)
Realized Gain Distribution                                             0              0        510,063              0
                                                            ------------   ------------   ------------   ------------

Net Realized Gains (Losses)                                      (28,909)    (1,475,900)     1,342,618       (680,020)
                                                            ------------   ------------   ------------   ------------
Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                    (2,088,567)   (26,573,170)     5,558,429    (14,568,034)
       End of period                                              14,029    (13,934,667)     2,134,135     (6,868,241)
                                                            ------------   ------------   ------------   ------------
Change in net unrealized appreciation
    (depreciation) of investments                              2,102,596     12,638,503     (3,424,294)     7,699,793
                                                            ------------   ------------   ------------   ------------

Increase (decrease) in net assets from operations           $  2,411,471   $ 10,552,406   $    (93,179)  $  6,806,951
                                                            ============   ============   ============   ============

                                                             Aggressive      Alliance       Blue Chip
                                                               Growth         Growth         Growth
                                                              Portfolio      Portfolio      Portfolio
                                                              (Class 1)      (Class 1)      (Class 1)
                                                              ---------      ---------      ---------
Investment income:
       Dividends                                            $          0   $    189,747   $      1,598
                                                            ------------   ------------   ------------
           Total investment income                                     0        189,747          1,598
                                                            ------------   ------------   ------------
Expenses:
       Mortality and expense risk charge                        (121,265)      (803,712)        (6,990)
       Distribution expense charge                               (17,172)      (117,172)        (1,452)
                                                            ------------   ------------   ------------
           Total expenses                                       (138,437)      (920,884)        (8,442)
                                                            ------------   ------------   ------------

Net investment income (loss)                                    (138,437)      (731,137)        (6,844)
                                                            ------------   ------------   ------------
Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                               2,048,969      8,067,135        347,719
       Cost of shares sold                                    (3,551,131)   (14,105,640)      (357,268)
                                                            ------------   ------------   ------------
Net realized gains (losses) from
    securities transactions                                   (1,502,162)    (6,038,505)        (9,549)
Realized Gain Distribution                                             0              0              0
                                                            ------------   ------------   ------------

Net Realized Gains (Losses)                                   (1,502,162)    (6,038,505)        (9,549)
                                                            ------------   ------------   ------------
Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                   (12,182,340)   (74,557,606)      (137,212)
       End of period                                          (8,416,750)   (59,217,528)        14,389
                                                            ------------   ------------   ------------
Change in net unrealized appreciation
    (depreciation) of investments                              3,765,590     15,340,078        151,601
                                                            ------------   ------------   ------------

Increase (decrease) in net assets from operations           $  2,124,991   $  8,570,436   $    135,208
                                                            ============   ============   ============

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                   (Continued)

                                                                Cash         Corporate    Davis Venture     "Dogs" of
                                                             Management         Bond          Value        Wall Street
                                                              Portfolio      Portfolio      Portfolio       Portfolio
                                                              (Class 1)      (Class 1)      (Class 1)       (Class 1)
                                                              ---------      ---------      ---------       ---------
Investment income:
  Dividends                                                 $    465,612   $  1,186,107   $    513,537    $    180,882
                                                            ------------   ------------   ------------    ------------
      Total investment income                                    465,612      1,186,107        513,537         180,882
                                                            ------------   ------------   ------------    ------------
Expenses:
  Mortality and expense risk charge                             (230,329)      (198,774)      (561,017)        (75,774)
  Distribution expense charge                                    (33,752)       (32,613)       (98,858)        (10,776)
                                                            ------------   ------------   ------------    ------------
      Total expenses                                            (264,081)      (231,387)      (659,875)        (86,550)
                                                            ------------   ------------   ------------    ------------

Net investment income (loss)                                     201,531        954,720       (146,338)         94,332
                                                            ------------   ------------   ------------    ------------
Net realized gains (losses) from securities transactions:
  Proceeds from shares sold                                   28,095,660      2,419,316      3,656,002       1,433,165
  Cost of shares sold                                        (28,325,783)    (2,298,822)    (4,094,947)     (1,402,679)
                                                            ------------   ------------   ------------    ------------
Net realized gains (losses) from
    securities transactions                                     (230,123)       120,494       (438,945)         30,486
Realized Gain Distribution                                             0              0              0               0
                                                            ------------   ------------   ------------    ------------

Net Realized Gains (Losses)                                     (230,123)       120,494       (438,945)         30,486
                                                            ------------   ------------   ------------    ------------
Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                           (211,646)       715,861    (16,959,776)       (732,462)
  End of period                                                 (320,045)       810,952       (100,453)        696,085
                                                            ------------   ------------   ------------    ------------
Change in net unrealized appreciation
    (depreciation) of investments                               (108,399)        95,091     16,859,323       1,428,547
                                                            ------------   ------------   ------------    ------------

Increase (decrease) in net assets from operations           $   (136,991)  $  1,170,305   $ 16,274,040    $  1,553,365
                                                            ============   ============   ============    ============

                                                              Emerging        Equity         Equity
                                                               Markets        Income         Index
                                                              Portfolio      Portfolio      Portfolio
                                                              (Class 1)      (Class 1)      (Class 1)
                                                              ---------      ---------      ---------
Investment income:
  Dividends                                                 $          0   $    124,545   $    412,888
                                                            ------------   ------------   ------------
      Total investment income                                          0        124,545        412,888
                                                            ------------   ------------   ------------
Expenses:
  Mortality and expense risk charge                              (62,315)       (89,399)      (452,204)
  Distribution expense charge                                     (9,027)       (12,191)       (61,664)
                                                            ------------   ------------   ------------
      Total expenses                                             (71,342)      (101,590)      (513,868)
                                                            ------------   ------------   ------------

Net investment income (loss)                                     (71,342)        22,955       (100,980)
                                                            ------------   ------------   ------------
Net realized gains (losses) from securities transactions:
  Proceeds from shares sold                                    3,751,232        863,383      3,816,229
  Cost of shares sold                                         (3,313,146)      (844,035)    (4,737,352)
                                                            ------------   ------------   ------------
Net realized gains (losses) from
    securities transactions                                      438,086         19,348       (921,123)
Realized Gain Distribution                                             0              0              0
                                                            ------------   ------------   ------------

Net Realized Gains (Losses)                                      438,086         19,348       (921,123)
                                                            ------------   ------------   ------------
Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                           (621,170)      (919,171)   (16,099,132)
  End of period                                                1,023,160        411,215     (7,691,922)
                                                            ------------   ------------   ------------
Change in net unrealized appreciation
    (depreciation) of investments                              1,644,330      1,330,386      8,407,210
                                                            ------------   ------------   ------------

Increase (decrease) in net assets from operations           $  2,011,074   $  1,372,689   $  7,385,107
                                                            ============   ============   ============

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                   (Continued)

                                                             Federated                                     Goldman
                                                              American        Global         Global          Sachs
                                                              Leaders          Bond         Equities       Research
                                                             Portfolio       Portfolio      Portfolio      Portfolio
                                                             (Class 1)       (Class 1)      (Class 1)      (Class 1)
                                                             ---------       ---------      ---------      ---------
Investment income:
      Dividends                                             $    199,688   $          0   $     27,510   $          0
                                                            ------------   ------------   ------------   ------------
          Total investment income                                199,688              0         27,510              0
                                                            ------------   ------------   ------------   ------------
Expenses:
      Mortality and expense risk charge                         (125,619)       (93,985)      (109,491)        (4,730)
      Distribution expense charge                                (20,808)       (13,482)       (16,444)          (980)
                                                            ------------   ------------   ------------   ------------
          Total expenses                                        (146,427)      (107,467)      (125,935)        (5,710)
                                                            ------------   ------------   ------------   ------------

Net investment income (loss)                                      53,261       (107,467)       (98,425)        (5,710)
                                                            ------------   ------------   ------------   ------------
Net realized gains (losses) from securities transactions:
      Proceeds from shares sold                                1,295,793      1,751,565      1,579,225        225,809
      Cost of shares sold                                     (1,386,503)    (1,718,552)    (2,655,688)      (237,676)
                                                            ------------   ------------   ------------   ------------
Net realized gains (losses) from
    securities transactions                                      (90,710)        33,013     (1,076,463)       (11,867)
Realized Gain Distribution                                             0              0              0              0
                                                            ------------   ------------   ------------   ------------

Net Realized Gains (Losses)                                      (90,710)        33,013     (1,076,463)       (11,867)
                                                            ------------   ------------   ------------   ------------
Net unrealized appreciation (depreciation) of investments:
      Beginning of period                                     (2,792,950)        94,698     (9,777,254)      (127,133)
      End of period                                              (69,114)       232,968     (6,622,701)        10,680
                                                            ------------   ------------   ------------   ------------
Change in net unrealized appreciation
    (depreciation) of investments                              2,723,836        138,270      3,154,553        137,813
                                                            ------------   ------------   ------------   ------------

Increase (decrease) in net assets from operations           $  2,686,387   $     63,816   $  1,979,665   $    120,236
                                                            ============   ============   ============   ============


                                                               Growth-        Growth       High-Yield
                                                               Income      Opportunities      Bond
                                                              Portfolio      Portfolio      Portfolio
                                                              (Class 1)      (Class 1)      (Class 1)
                                                              ---------      ---------      ---------
Investment income:
      Dividends                                             $    633,706   $          0   $    628,539
                                                            ------------   ------------   ------------
          Total investment income                                633,706              0        628,539
                                                            ------------   ------------   ------------
Expenses:
      Mortality and expense risk charge                         (700,430)        (1,771)       (88,823)
      Distribution expense charge                               (102,762)          (375)       (14,432)
                                                            ------------   ------------   ------------
          Total expenses                                        (803,192)        (2,146)      (103,255)
                                                            ------------   ------------   ------------

Net investment income (loss)                                    (169,486)        (2,146)       525,284
                                                            ------------   ------------   ------------
Net realized gains (losses) from securities transactions:
      Proceeds from shares sold                                6,934,725        253,923      2,073,745
      Cost of shares sold                                     (9,195,594)      (332,130)    (2,460,033)
                                                            ------------   ------------   ------------
Net realized gains (losses) from
    securities transactions                                   (2,260,869)       (78,207)      (386,288)
Realized Gain Distribution                                             0              0              0
                                                            ------------   ------------   ------------

Net Realized Gains (Losses)                                   (2,260,869)       (78,207)      (386,288)
                                                            ------------   ------------   ------------
Net unrealized appreciation (depreciation) of investments:
      Beginning of period                                    (34,105,587)      (156,790)    (2,165,349)
      End of period                                          (20,018,300)       (41,044)      (821,129)
                                                            ------------   ------------   ------------
Change in net unrealized appreciation
    (depreciation) of investments                             14,087,287        115,746      1,344,220
                                                            ------------   ------------   ------------

Increase (decrease) in net assets from operations           $ 11,656,932   $     35,393   $  1,483,216
                                                            ============   ============   ============

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                   (Continued)

                                                            International                          MFS
                                                             Diversified     International    Massachusetts      MFS Mid-
                                                               Equities    Growth and Income Investors Trust    Cap Growth
                                                              Portfolio        Portfolio        Portfolio        Portfolio
                                                              (Class 1)        (Class 1)        (Class 1)        (Class 1)
                                                              ---------        ---------        ---------        ---------
Investment income:
   Dividends                                                $    187,606     $    170,257     $     58,104     $          0
                                                            ------------     ------------     ------------     ------------
       Total investment income                                   187,606          170,257           58,104                0
                                                            ------------     ------------     ------------     ------------
Expenses:
   Mortality and expense risk charge                             (45,866)        (117,045)         (52,700)         (25,410)
   Distribution expense charge                                    (6,937)         (19,723)         (10,924)          (5,307)
                                                            ------------     ------------     ------------     ------------
       Total expenses                                            (52,803)        (136,768)         (63,624)         (30,717)
                                                            ------------     ------------     ------------     ------------

Net investment income (loss)                                     134,803           33,489           (5,520)         (30,717)
                                                            ------------     ------------     ------------     ------------
Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                   3,145,094       13,573,525        1,325,869          905,433
   Cost of shares sold                                        (3,886,923)     (14,528,701)      (1,616,543)      (1,394,771)
                                                            ------------     ------------     ------------     ------------
Net realized gains (losses) from
    securities transactions                                     (741,829)        (955,176)        (290,674)        (489,338)
Realized Gain Distribution                                             0                0                0                0
                                                            ------------     ------------     ------------     ------------

Net Realized Gains (Losses)                                     (741,829)        (955,176)        (290,674)        (489,338)
                                                            ------------     ------------     ------------     ------------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                        (2,562,493)      (4,915,777)      (2,405,996)      (2,962,498)
   End of period                                                (741,784)          14,837       (1,086,362)      (1,498,084)
                                                            ------------     ------------     ------------     ------------
Change in net unrealized appreciation
    (depreciation) of investments                              1,820,709        4,930,614        1,319,634        1,464,414
                                                            ------------     ------------     ------------     ------------

Increase (decrease) in net assets from operations           $  1,213,683     $  4,008,927     $  1,023,440     $    944,359
                                                            ============     ============     ============     ============

                                                                              Putnam
                                                              MFS Total       Growth:         Real
                                                               Return         Voyager        Estate
                                                              Portfolio      Portfolio      Portfolio
                                                              (Class 1)      (Class 1)      (Class 1)
                                                              ---------      ---------      ---------
Investment income:
   Dividends                                                $  1,729,819   $     77,562   $    163,444
                                                            ------------   ------------   ------------
       Total investment income                                 1,729,819         77,562        163,444
                                                            ------------   ------------   ------------
Expenses:
   Mortality and expense risk charge                            (306,047)      (317,957)       (69,190)
   Distribution expense charge                                   (63,510)       (46,426)       (10,385)
                                                            ------------   ------------   ------------
       Total expenses                                           (369,557)      (364,383)       (79,575)
                                                            ------------   ------------   ------------

Net investment income (loss)                                   1,360,262       (286,821)        83,869
                                                            ------------   ------------   ------------
Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                     727,793      4,592,095      1,677,362
   Cost of shares sold                                          (701,406)    (7,653,655)    (1,307,697)
                                                            ------------   ------------   ------------
Net realized gains (losses) from
    securities transactions                                       26,387     (3,061,560)       369,665
Realized Gain Distribution                                             0              0              0
                                                            ------------   ------------   ------------

Net Realized Gains (Losses)                                       26,387     (3,061,560)       369,665
                                                            ------------   ------------   ------------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                          (811,545)   (26,645,565)       615,222
   End of period                                               2,555,366    (19,100,352)     1,474,052
                                                            ------------   ------------   ------------
Change in net unrealized appreciation
    (depreciation) of investments                              3,366,911      7,545,213        858,830
                                                            ------------   ------------   ------------

Increase (decrease) in net assets from operations           $  4,753,560   $  4,196,832   $  1,312,364
                                                            ============   ============   ============

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                   (Continued)

                                                            Small Company    SunAmerica                     Telecom
                                                                Value         Balanced     Technology       Utility
                                                              Portfolio      Portfolio      Portfolio      Portfolio
                                                              (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                                              ---------      ---------      ---------      ---------
Investment income:
   Dividends                                                $          0   $  1,315,523   $          0   $    228,450
                                                            ------------   ------------   ------------   ------------
       Total investment income                                         0      1,315,523              0        228,450
                                                            ------------   ------------   ------------   ------------
Expenses:
   Mortality and expense risk charge                             (85,338)      (633,750)        (1,611)       (40,354)
   Distribution expense charge                                   (11,640)       (88,829)          (331)        (5,701)
                                                            ------------   ------------   ------------   ------------
       Total expenses                                            (96,978)      (722,579)        (1,942)       (46,055)
                                                            ------------   ------------   ------------   ------------

Net investment income (loss)                                     (96,978)       592,944         (1,942)       182,395
                                                            ------------   ------------   ------------   ------------
Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                   1,310,356      8,261,692        120,625        655,616
   Cost of shares sold                                        (1,246,736)   (10,746,074)      (139,547)    (1,038,612)
                                                            ------------   ------------   ------------   ------------
Net realized gains (losses) from
    securities transactions                                       63,620     (2,484,382)       (18,922)      (382,996)
Realized Gain Distribution                                             0              0              0              0
                                                            ------------   ------------   ------------   ------------

Net Realized Gains (Losses)                                       63,620     (2,484,382)       (18,922)      (382,996)
                                                            ------------   ------------   ------------   ------------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                          (945,036)   (24,110,471)       (97,562)    (2,788,242)
   End of period                                               1,249,863    (16,681,477)       (64,112)    (2,079,541)
                                                            ------------   ------------   ------------   ------------
Change in net unrealized appreciation
    (depreciation) of investments                              2,194,899      7,428,994         33,450        708,701
                                                            ------------   ------------   ------------   ------------

Increase (decrease) in net assets from operations           $  2,161,541   $  5,537,556   $     12,586   $    508,100
                                                            ============   ============   ============   ============

                                                              Worldwide                     Emerging
                                                             High Income     Comstock        Growth
                                                              Portfolio      Portfolio      Portfolio
                                                              (Class 1)      (Class II)     (Class II)
                                                              ---------      ----------     ----------
Investment income:
   Dividends                                                $    238,501   $    369,983   $          0
                                                            ------------   ------------   ------------
       Total investment income                                   238,501        369,983              0
                                                            ------------   ------------   ------------
Expenses:
   Mortality and expense risk charge                             (30,441)      (226,488)       (26,869)
   Distribution expense charge                                    (4,691)       (47,092)        (5,509)
                                                            ------------   ------------   ------------
       Total expenses                                            (35,132)      (273,580)       (32,378)
                                                            ------------   ------------   ------------

Net investment income (loss)                                     203,369         96,403        (32,378)
                                                            ------------   ------------   ------------
Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                     410,206        313,991        459,834
   Cost of shares sold                                          (457,081)      (281,855)      (435,101)
                                                            ------------   ------------   ------------
Net realized gains (losses) from
    securities transactions                                      (46,875)        32,136         24,733
Realized Gain Distribution                                             0              0              0
                                                            ------------   ------------   ------------

Net Realized Gains (Losses)                                      (46,875)        32,136         24,733
                                                            ------------   ------------   ------------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                          (494,352)      (688,204)      (169,565)
   End of period                                                (393,545)     5,317,417        160,175
                                                            ------------   ------------   ------------
Change in net unrealized appreciation
    (depreciation) of investments                                100,807      6,005,621        329,740
                                                            ------------   ------------   ------------

Increase (decrease) in net assets from operations           $    257,301   $  6,134,160   $    322,095
                                                            ============   ============   ============

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                   (Continued)

                                                               Growth        Growth                       Asset
                                                            and Income    and Income    Mid-Cap Value  Allocation
                                                             Portfolio     Portfolio      Portfolio        Fund
                                                            (Class II)    (Class VC)     (Class VC)     (Class 2)
                                                            ----------    ----------     ----------     ---------
Investment income:
   Dividends                                                $   246,762   $   179,058   $    81,023   $   676,500
                                                            -----------   -----------   -----------   -----------
       Total investment income                                  246,762       179,058        81,023       676,500
                                                            -----------   -----------   -----------   -----------
Expenses:
   Mortality and expense risk charge                           (153,571)     (187,724)     (110,464)     (220,796)
   Distribution expense charge                                  (31,757)      (38,752)      (22,717)      (45,874)
                                                            -----------   -----------   -----------   -----------
       Total expenses                                          (185,328)     (226,476)     (133,181)     (266,670)
                                                            -----------   -----------   -----------   -----------

Net investment income (loss)                                     61,434       (47,418)      (52,158)      409,830
                                                            -----------   -----------   -----------   -----------
Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                    592,617       143,650       545,666       192,802
   Cost of shares sold                                         (559,583)     (128,550)     (488,007)     (181,726)
                                                            -----------   -----------   -----------   -----------
Net realized gains (losses) from
    securities transactions                                      33,034        15,100        57,659        11,076
Realized Gain Distribution                                            0             0       167,510             0
                                                            -----------   -----------   -----------   -----------

Net Realized Gains (Losses)                                      33,034        15,100       225,169        11,076
                                                            -----------   -----------   -----------   -----------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                         (362,037)      374,488        39,864       378,658
   End of period                                              2,875,868     4,163,139     3,371,859     2,559,084
                                                            -----------   -----------   -----------   -----------
Change in net unrealized appreciation
    (depreciation) of investments                             3,237,905     3,788,651     3,331,995     2,180,426
                                                            -----------   -----------   -----------   -----------

Increase (decrease) in net assets from operations           $ 3,332,373   $ 3,756,333   $ 3,505,006   $ 2,601,332
                                                            ===========   ===========   ===========   ===========

                                                              Global                      Growth-
                                                              Growth        Growth        Income
                                                               Fund          Fund          Fund
                                                             (Class 2)     (Class 2)     (Class 2)
                                                             ---------     ---------     ---------
Investment income:
   Dividends                                                $    12,751   $    26,948   $   443,522
                                                            -----------   -----------   -----------
       Total investment income                                   12,751        26,948       443,522
                                                            -----------   -----------   -----------
Expenses:
   Mortality and expense risk charge                            (74,262)     (179,432)     (341,445)
   Distribution expense charge                                  (15,423)      (36,826)      (70,721)
                                                            -----------   -----------   -----------
       Total expenses                                           (89,685)     (216,258)     (412,166)
                                                            -----------   -----------   -----------

Net investment income (loss)                                    (76,934)     (189,310)       31,356
                                                            -----------   -----------   -----------
Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                     78,649       444,384       141,556
   Cost of shares sold                                          (73,303)     (402,447)     (127,254)
                                                            -----------   -----------   -----------
Net realized gains (losses) from
    securities transactions                                       5,346        41,937        14,302
Realized Gain Distribution                                            0             0             0
                                                            -----------   -----------   -----------

Net Realized Gains (Losses)                                       5,346        41,937        14,302
                                                            -----------   -----------   -----------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                           94,538       397,761       651,739
   End of period                                              1,505,088     3,949,951     7,067,880
                                                            -----------   -----------   -----------
Change in net unrealized appreciation
    (depreciation) of investments                             1,410,550     3,552,190     6,416,141
                                                            -----------   -----------   -----------

Increase (decrease) in net assets from operations           $ 1,338,962   $ 3,404,817   $ 6,461,799
                                                            ===========   ===========   ===========

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004

                                                                                              Government
                                                                   Asset        Capital          and
                                                                Allocation    Appreciation   Quality Bond      Growth
                                                                 Portfolio      Portfolio      Portfolio      Portfolio
                                                                 (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                                                 ---------      ---------      ---------      ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                 $    337,784   $   (610,197)  $  1,988,497   $   (212,822)
  Net realized gains (losses) from
     securities transactions                                        (28,909)    (1,475,900)     1,342,618       (680,020)
  Change in net unrealized appreciation
     (depreciation) of investments                                2,102,596     12,638,503     (3,424,294)     7,699,793
                                                               ------------   ------------   ------------   ------------
  Increase (decrease) in net assets from operations               2,411,471     10,552,406        (93,179)     6,806,951
                                                               ------------   ------------   ------------   ------------
From capital transactions:
     Net proceeds from units sold                                   590,359      8,790,245      5,781,551      5,302,527
     Cost of units redeemed                                      (1,068,022)    (3,821,092)    (6,609,434)    (2,220,914)
     Annuity benefit payments                                        (1,151)        (1,739)       (12,310)        (1,372)
     Net transfers                                                3,057,288      7,357,759       (120,127)     5,863,975
                                                               ------------   ------------   ------------   ------------
  Increase (decrease) in net assets from capital transactions     2,578,474     12,325,173       (960,320)     8,944,216
                                                               ------------   ------------   ------------   ------------
Increase (decrease) in net assets                                 4,989,945     22,877,579     (1,053,499)    15,751,167
Net assets at beginning of period                                12,636,500     45,411,415     69,894,786     27,512,769
                                                               ------------   ------------   ------------   ------------
Net assets at end of period                                    $ 17,626,445   $ 68,288,994   $ 68,841,287   $ 43,263,936
                                                               ============   ============   ============   ============
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
  Units sold                                                              0              0              0              0
  Units redeemed                                                          0           (872)           (62)             0
  Units transferred                                                       0              0            (89)             0
                                                               ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                                  0           (872)          (151)             0
Beginning units                                                           0          2,897            326          1,707
                                                               ------------   ------------   ------------   ------------
Ending units                                                              0          2,025            175          1,707
                                                               ============   ============   ============   ============
Contracts with total expenses of 0.85% **:
  Units sold                                                         34,077        685,702        404,488        467,040
  Units redeemed                                                     (6,988)      (182,138)      (182,933)       (84,501)
  Units transferred                                                  51,382        602,436        391,068        533,512
                                                               ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                             78,471      1,106,000        612,623        916,051
Beginning units                                                     246,399      2,242,839      1,104,627      1,319,642
                                                               ------------   ------------   ------------   ------------
Ending units                                                        324,870      3,348,839      1,717,250      2,235,693
                                                               ============   ============   ============   ============
Contracts with total expenses of 1.10%:
  Units sold                                                          1,348         82,082         20,996         62,796
  Units redeemed                                                          0         (6,778)          (699)        (9,231)
  Units transferred                                                 (13,655)        70,754         46,714         47,546
                                                               ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                            (12,307)       146,058         67,011        101,111
Beginning units                                                      24,587        193,637         71,303         97,032
                                                               ------------   ------------   ------------   ------------
Ending units                                                         12,280        339,695        138,314        198,143
                                                               ============   ============   ============   ============
Contracts with total expenses of 1.25% :
  Units sold                                                         10,200         21,004         18,338         11,865
  Units redeemed                                                    (49,216)       (57,020)      (252,319)       (53,526)
  Units transferred                                                 130,332         13,009       (342,189)        17,531
                                                               ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                             91,316        (23,007)      (576,170)       (24,130)
Beginning units                                                     571,196        872,982      3,259,053        767,232
                                                               ------------   ------------   ------------   ------------
Ending units                                                        662,512        849,975      2,682,883        743,102
                                                               ============   ============   ============   ============

                                                                Aggressive      Alliance       Blue Chip
                                                                  Growth         Growth         Growth
                                                                 Portfolio      Portfolio      Portfolio
                                                                 (Class 1)      (Class 1)      (Class 1)
                                                                 ---------      ---------      ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                 $   (138,437)  $   (731,137)  $     (6,844)
  Net realized gains (losses) from
     securities transactions                                     (1,502,162)    (6,038,505)        (9,549)
  Change in net unrealized appreciation
     (depreciation) of investments                                3,765,590     15,340,078        151,601
                                                               ------------   ------------   ------------
  Increase (decrease) in net assets from operations               2,124,991      8,570,436        135,208
                                                               ------------   ------------   ------------
From capital transactions:
     Net proceeds from units sold                                   434,678      1,096,211        263,204
     Cost of units redeemed                                        (538,907)    (4,797,750)      (216,917)
     Annuity benefit payments                                             0         (4,395)             0
     Net transfers                                                  137,309     (1,702,281)       139,540
                                                               ------------   ------------   ------------
  Increase (decrease) in net assets from capital transactions        33,080     (5,408,215)       185,827
                                                               ------------   ------------   ------------
Increase (decrease) in net assets                                 2,158,071      3,162,221        321,035
Net assets at beginning of period                                 9,544,290     72,130,071        759,737
                                                               ------------   ------------   ------------
Net assets at end of period                                    $ 11,702,361   $ 75,292,292   $  1,080,772
                                                               ============   ============   ============
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
  Units sold                                                              0              0              0
  Units redeemed                                                          0              0              0
  Units transferred                                                      22             22              0
                                                               ------------   ------------   ------------
Increase (decrease) in units outstanding                                 22             22              0
Beginning units                                                         288          1,984              0
                                                               ------------   ------------   ------------
Ending units                                                            310          2,006              0
                                                               ============   ============   ============
Contracts with total expenses of 0.85% **:
  Units sold                                                         29,705         44,965         43,805
  Units redeemed                                                     (7,135)      (147,225)       (40,419)
  Units transferred                                                  15,529       (250,191)        19,280
                                                               ------------   ------------   ------------
Increase (decrease) in units outstanding                             38,099       (352,451)        22,666
Beginning units                                                     142,222      2,297,444        155,299
                                                               ------------   ------------   ------------
Ending units                                                        180,321      1,944,993        177,965
                                                               ============   ============   ============
Contracts with total expenses of 1.10%:
  Units sold                                                          1,139          6,833          6,823
  Units redeemed                                                        (99)        (1,668)             0
  Units transferred                                                   4,725           (783)         6,865
                                                               ------------   ------------   ------------
Increase (decrease) in units outstanding                              5,765          4,382         13,688
Beginning units                                                       6,373        133,969          9,776
                                                               ------------   ------------   ------------
Ending units                                                         12,138        138,351         23,464
                                                               ============   ============   ============
Contracts with total expenses of 1.25% :
  Units sold                                                         16,181         27,848              0
  Units redeemed                                                    (38,015)      (142,698)             0
  Units transferred                                                    (739)        (3,344)             0
                                                               ------------   ------------   ------------
Increase (decrease) in units outstanding                            (22,573)      (118,194)             0
Beginning units                                                     812,929      2,424,504              0
                                                               ------------   ------------   ------------
Ending units                                                        790,356      2,306,310              0
                                                               ============   ============   ============

     * Offered in Polaris Plus product.

     ** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                   (Continued)

                                                                   Cash        Corporate     Davis Venture    "Dogs" of
                                                                Management       Bond            Value       Wall Street
                                                                Portfolio      Portfolio       Portfolio      Portfolio
                                                                (Class 1)      (Class 1)       (Class 1)      (Class 1)
                                                                ---------      ---------       ---------      ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                 $    201,531   $    954,720   $   (146,338)  $     94,332
  Net realized gains (losses) from
     securities transactions                                       (230,123)       120,494       (438,945)        30,486
  Change in net unrealized appreciation
     (depreciation) of investments                                 (108,399)        95,091     16,859,323      1,428,547
                                                               ------------   ------------   ------------   ------------
  Increase (decrease) in net assets from operations                (136,991)     1,170,305     16,274,040      1,553,365
                                                               ------------   ------------   ------------   ------------
From capital transactions:
     Net proceeds from units sold                                 3,846,934      4,037,488      5,995,465        135,015
     Cost of units redeemed                                      (3,373,206)    (1,184,940)    (3,876,364)      (520,626)
     Annuity benefit payments                                        (6,721)          (295)        (1,570)          (113)
     Net transfers                                               (4,377,252)     7,752,602      7,371,977       (183,272)
                                                               ------------   ------------   ------------   ------------
  Increase (decrease) in net assets from capital transactions    (3,910,245)    10,604,855      9,489,508       (568,996)
                                                               ------------   ------------   ------------   ------------
Increase (decrease) in net assets                                (4,047,236)    11,775,160     25,763,548        984,369
Net assets at beginning of period                                24,491,587     16,712,027     51,742,583      6,528,585
                                                               ------------   ------------   ------------   ------------
Net assets at end of period                                    $ 20,444,351   $ 28,487,187   $ 77,506,131   $  7,512,954
                                                               ============   ============   ============   ============
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
  Units sold                                                              0              0              0              0
  Units redeemed                                                          0              0              0              0
  Units transferred                                                       0              0            (38)             8
                                                               ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                                  0              0            (38)             8
Beginning units                                                       3,497              0          1,413              0
                                                               ------------   ------------   ------------   ------------
Ending units                                                          3,497              0          1,375              8
                                                               ============   ============   ============   ============
Contracts with total expenses of 0.85% **:
  Units sold                                                        300,000        277,167        412,546          4,959
  Units redeemed                                                   (105,241)       (34,850)      (227,955)       (14,979)
  Units transferred                                                (140,885)       545,479        482,844         (3,435)
                                                               ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                             53,874        787,796        667,435        (13,455)
Beginning units                                                     321,915        428,783      3,552,389         74,185
                                                               ------------   ------------   ------------   ------------
Ending units                                                        375,789      1,216,579      4,219,824         60,730
                                                               ============   ============   ============   ============
Contracts with total expenses of 1.10%:
  Units sold                                                          1,742         24,697         91,206          2,835
  Units redeemed                                                    (16,150)          (674)        (4,763)             0
  Units transferred                                                  15,147         56,227         70,137         (5,650)
                                                               ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                                739         80,250        156,580         (2,815)
Beginning units                                                      43,742         62,702        274,799         11,035
                                                               ------------   ------------   ------------   ------------
Ending units                                                         44,481        142,952        431,379          8,220
                                                               ============   ============   ============   ============
Contracts with total expenses of 1.25% :
  Units sold                                                         41,326          5,466         20,642          4,752
  Units redeemed                                                   (155,603)       (43,950)       (54,239)       (34,862)
  Units transferred                                                (228,808)        (5,746)        57,169         (8,526)
                                                               ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                           (343,085)       (44,230)        23,572        (38,636)
Beginning units                                                   1,553,588        679,219        837,110        647,923
                                                               ------------   ------------   ------------   ------------
Ending units                                                      1,210,503        634,989        860,682        609,287
                                                               ============   ============   ============   ============

                                                                 Emerging        Equity         Equity
                                                                  Markets        Income          Index
                                                                 Portfolio      Portfolio      Portfolio
                                                                 (Class 1)      (Class 1)      (Class 1)
                                                                 ---------      ---------      ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                 $    (71,342)  $     22,955   $   (100,980)
  Net realized gains (losses) from
     securities transactions                                        438,086         19,348       (921,123)
  Change in net unrealized appreciation
     (depreciation) of investments                                1,644,330      1,330,386      8,407,210
                                                               ------------   ------------   ------------
  Increase (decrease) in net assets from operations               2,011,074      1,372,689      7,385,107
                                                               ------------   ------------   ------------
From capital transactions:
     Net proceeds from units sold                                    84,156         90,688        194,651
     Cost of units redeemed                                        (417,262)      (459,572)    (2,712,708)
     Annuity benefit payments                                          (373)          (504)        (7,307)
     Net transfers                                                1,481,679        700,908        933,651
                                                               ------------   ------------   ------------
  Increase (decrease) in net assets from capital transactions     1,148,200        331,520     (1,591,713)
                                                               ------------   ------------   ------------
Increase (decrease) in net assets                                 3,159,274      1,704,209      5,793,394
Net assets at beginning of period                                 3,999,291      6,804,963     36,310,699
                                                               ------------   ------------   ------------
Net assets at end of period                                    $  7,158,565   $  8,509,172   $ 42,104,093
                                                               ============   ============   ============
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
  Units sold                                                              0              0              0
  Units redeemed                                                          0              0              0
  Units transferred                                                       0              0              0
                                                               ------------   ------------   ------------
Increase (decrease) in units outstanding                                  0              0              0
Beginning units                                                           0              0              0
                                                               ------------   ------------   ------------
Ending units                                                              0              0              0
                                                               ============   ============   ============
Contracts with total expenses of 0.85% **:
  Units sold                                                          3,272              0              0
  Units redeemed                                                    (14,438)             0              0
  Units transferred                                                 (10,221)             0              0
                                                               ------------   ------------   ------------
Increase (decrease) in units outstanding                            (21,387)             0              0
Beginning units                                                     102,396              0              0
                                                               ------------   ------------   ------------
Ending units                                                         81,009              0              0
                                                               ============   ============   ============
Contracts with total expenses of 1.10%:
  Units sold                                                              0              0              0
  Units redeemed                                                        (80)             0              0
  Units transferred                                                  (4,602)             0              0
                                                               ------------   ------------   ------------
Increase (decrease) in units outstanding                             (4,682)             0              0
Beginning units                                                      10,925              0              0
                                                               ------------   ------------   ------------
Ending units                                                          6,243              0              0
                                                               ============   ============   ============
Contracts with total expenses of 1.25% :
  Units sold                                                          5,349          8,713         23,818
  Units redeemed                                                    (31,690)       (44,553)      (341,827)
  Units transferred                                                 187,980         69,678        113,966
                                                               ------------   ------------   ------------
Increase (decrease) in units outstanding                            161,639         33,838       (204,043)
Beginning units                                                     518,892        758,827      5,344,702
                                                               ------------   ------------   ------------
Ending units                                                        680,531        792,665      5,140,659
                                                               ============   ============   ============


     * Offered in Polaris Plus product.

     ** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                   (Continued)

                                                                 Federated                                    Goldman
                                                                 American        Global         Global          Sachs
                                                                  Leaders         Bond         Equities       Research
                                                                 Portfolio      Portfolio      Portfolio      Portfolio
                                                                 (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                                                 ---------      ---------      ---------      ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                 $     53,261   $   (107,467)  $    (98,425)  $     (5,710)
  Net realized gains (losses) from
     securities transactions                                        (90,710)        33,013     (1,076,463)       (11,867)
  Change in net unrealized appreciation
     (depreciation) of investments                                2,723,836        138,270      3,154,553        137,813
                                                               ------------   ------------   ------------   ------------
  Increase (decrease) in net assets from operations               2,686,387         63,816      1,979,665        120,236
                                                               ------------   ------------   ------------   ------------
From capital transactions:
     Net proceeds from units sold                                 1,574,605        396,664        152,976        209,821
     Cost of units redeemed                                        (838,292)      (583,601)      (826,379)       (45,311)
     Annuity benefit payments                                          (101)        (2,146)           (66)             0
     Net transfers                                                1,556,431        193,832       (324,384)        80,507
                                                               ------------   ------------   ------------   ------------
  Increase (decrease) in net assets from capital transactions     2,292,643          4,749       (997,853)       245,017
                                                               ------------   ------------   ------------   ------------
Increase (decrease) in net assets                                 4,979,030         68,565        981,812        365,253
Net assets at beginning of period                                10,910,210      9,012,858     10,038,817        455,203
                                                               ------------   ------------   ------------   ------------
Net assets at end of period                                    $ 15,889,240   $  9,081,423   $ 11,020,629   $    820,456
                                                               ============   ============   ============   ============
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
  Units sold                                                              0              0              0              0
  Units redeemed                                                          0              0              0              0
  Units transferred                                                       0              0              0              0
                                                               ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                                  0              0              0              0
Beginning units                                                           0              0            212              0
                                                               ------------   ------------   ------------   ------------
Ending units                                                              0              0            212              0
                                                               ============   ============   ============   ============
Contracts with total expenses of 0.85% **:
  Units sold                                                        145,965         25,291         10,166         32,267
  Units redeemed                                                    (38,003)        (4,145)       (27,355)        (7,182)
  Units transferred                                                 165,220         45,965        (71,383)        15,453
                                                               ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                            273,182         67,111        (88,572)        40,538
Beginning units                                                     560,019         74,019        477,240         76,812
                                                               ------------   ------------   ------------   ------------
Ending units                                                        833,201        141,130        388,668        117,350
                                                               ============   ============   ============   ============
Contracts with total expenses of 1.10%:
  Units sold                                                          8,695          1,418              0          1,536
  Units redeemed                                                     (1,508)          (122)        (1,807)             0
  Units transferred                                                  12,309          3,608             (3)        (1,373)
                                                               ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                             19,496          4,904         (1,810)           163
Beginning units                                                      24,706          6,954          9,781         10,045
                                                               ------------   ------------   ------------   ------------
Ending units                                                         44,202         11,858          7,971         10,208
                                                               ============   ============   ============   ============
Contracts with total expenses of 1.25% :
  Units sold                                                          4,609          4,097          5,290              0
  Units redeemed                                                    (29,437)       (31,291)       (41,736)             0
  Units transferred                                                  (9,399)       (24,904)         8,129              0
                                                               ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                            (34,227)       (52,098)       (28,317)             0
Beginning units                                                     463,108        476,778        550,495              0
                                                               ------------   ------------   ------------   ------------
Ending units                                                        428,881        424,680        522,178              0
                                                               ============   ============   ============   ============

                                                                 Growth-         Growth       High-Yield
                                                                  Income      Opportunities      Bond
                                                                 Portfolio      Portfolio      Portfolio
                                                                 (Class 1)      (Class 1)      (Class 1)
                                                                 ---------      ---------      ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                 $   (169,486)  $     (2,146)  $    525,284
  Net realized gains (losses) from
     securities transactions                                     (2,260,869)       (78,207)      (386,288)
  Change in net unrealized appreciation
     (depreciation) of investments                               14,087,287        115,746      1,344,220
                                                               ------------   ------------   ------------
  Increase (decrease) in net assets from operations              11,656,932         35,393      1,483,216
                                                               ------------   ------------   ------------
From capital transactions:
     Net proceeds from units sold                                   972,749         16,651      1,067,256
     Cost of units redeemed                                      (4,559,158)        (4,374)      (647,795)
     Annuity benefit payments                                        (6,250)             0            (62)
     Net transfers                                                 (830,715)        35,140      2,949,757
                                                               ------------   ------------   ------------
  Increase (decrease) in net assets from capital transactions    (4,423,374)        47,417      3,369,156
                                                               ------------   ------------   ------------
Increase (decrease) in net assets                                 7,233,558         82,810      4,852,372
Net assets at beginning of period                                61,581,722        175,830      7,178,636
                                                               ------------   ------------   ------------
Net assets at end of period                                    $ 68,815,280   $    258,640   $ 12,031,008
                                                               ============   ============   ============
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
  Units sold                                                              0              0              0
  Units redeemed                                                          0              0              0
  Units transferred                                                      16              0              0
                                                               ------------   ------------   ------------
Increase (decrease) in units outstanding                                 16              0              0
Beginning units                                                         647              0              0
                                                               ------------   ------------   ------------
Ending units                                                            663              0              0
                                                               ============   ============   ============
Contracts with total expenses of 0.85% **:
  Units sold                                                         39,349          1,466         87,692
  Units redeemed                                                   (114,780)        (1,018)       (24,679)
  Units transferred                                                (148,184)         6,465        256,949
                                                               ------------   ------------   ------------
Increase (decrease) in units outstanding                           (223,615)         6,913        319,962
Beginning units                                                   1,743,668         48,013        267,960
                                                               ------------   ------------   ------------
Ending units                                                      1,520,053         54,926        587,922
                                                               ============   ============   ============
Contracts with total expenses of 1.10%:
  Units sold                                                          1,147          2,021         11,470
  Units redeemed                                                    (10,584)             0           (543)
  Units transferred                                                  (1,873)         1,218         17,155
                                                               ------------   ------------   ------------
Increase (decrease) in units outstanding                            (11,310)         3,239         28,082
Beginning units                                                     109,068            317         18,202
                                                               ------------   ------------   ------------
Ending units                                                         97,758          3,556         46,284
                                                               ============   ============   ============
Contracts with total expenses of 1.25% :
  Units sold                                                         24,809              0          3,429
  Units redeemed                                                   (139,131)             0        (26,530)
  Units transferred                                                  13,556              0         11,586
                                                               ------------   ------------   ------------
Increase (decrease) in units outstanding                           (100,766)             0        (11,515)
Beginning units                                                   2,202,766              0        352,067
                                                               ------------   ------------   ------------
Ending units                                                      2,102,000              0        340,552
                                                               ============   ============   ============

     * Offered in Polaris Plus product.

     ** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                   (Continued)

                                                               International                          MFS
                                                                Diversified     International     Massachusetts      MFS Mid-
                                                                  Equities    Growth and Income  Investors Trust    Cap Growth
                                                                 Portfolio        Portfolio        Portfolio        Portfolio
                                                                 (Class 1)        (Class 1)        (Class 1)        (Class 1)
                                                                 ---------        ---------        ---------        ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                 $    134,803     $     33,489     $     (5,520)    $    (30,717)
  Net realized gains (losses) from
     securities transactions                                       (741,829)        (955,176)        (290,674)        (489,338)
  Change in net unrealized appreciation
     (depreciation) of investments                                1,820,709        4,930,614        1,319,634        1,464,414
                                                               ------------     ------------     ------------     ------------
  Increase (decrease) in net assets from operations               1,213,683        4,008,927        1,023,440          944,359
                                                               ------------     ------------     ------------     ------------
From capital transactions:

     Net proceeds from units sold                                   254,844          354,005          221,870          170,382
     Cost of units redeemed                                        (275,656)        (986,218)        (619,260)        (322,466)
     Annuity benefit payments                                          (653)            (839)               0                0
     Net transfers                                                  497,146         (180,498)        (319,326)         100,287
                                                               ------------     ------------     ------------     ------------
  Increase (decrease) in net assets from capital transactions       475,681         (813,550)        (716,716)         (51,797)
                                                               ------------     ------------     ------------     ------------
Increase (decrease) in net assets                                 1,689,364        3,195,377          306,724          892,562
Net assets at beginning of period                                 3,655,991       10,734,722        6,981,443        2,840,743
                                                               ------------     ------------     ------------     ------------
Net assets at end of period                                    $  5,345,355     $ 13,930,099     $  7,288,167     $  3,733,305
                                                               ============     ============     ============     ============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
  Units sold                                                              0                0                0                0
  Units redeemed                                                          0                0                0                0
  Units transferred                                                       0               82                0                0
                                                               ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding                                  0               82                0                0
Beginning units                                                           0              668                0                0
                                                               ------------     ------------     ------------     ------------
Ending units                                                              0              750                0                0
                                                               ============     ============     ============     ============
Contracts with total expenses of 0.85% **:
  Units sold                                                         20,556           20,902           12,622           22,074
  Units redeemed                                                    (14,236)         (79,443)         (67,256)         (42,056)
  Units transferred                                                  49,087          (31,024)         (42,042)          12,472
                                                               ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding                             55,407          (89,565)         (96,676)          (7,510)
Beginning units                                                     204,331          837,785          902,075          449,234
                                                               ------------     ------------     ------------     ------------
Ending units                                                        259,738          748,220          805,399          441,724
                                                               ============     ============     ============     ============
Contracts with total expenses of 1.10%:
  Units sold                                                         10,508            4,813           13,952              755
  Units redeemed                                                          0           (1,327)         (12,268)            (858)
  Units transferred                                                    (615)               5             (841)           1,452
                                                               ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding                              9,893            3,491              843            1,349
Beginning units                                                       1,550           32,278           90,251           33,748
                                                               ------------     ------------     ------------     ------------
Ending units                                                         11,443           35,769           91,094           35,097
                                                               ============     ============     ============     ============
Contracts with total expenses of 1.25% :
  Units sold                                                          8,536           11,609                0                0
  Units redeemed                                                    (22,289)         (29,093)               0                0
  Units transferred                                                  25,296           24,237                0                0
                                                               ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding                             11,543            6,753                0                0
Beginning units                                                     378,565          576,640                0                0
                                                               ------------     ------------     ------------     ------------
Ending units                                                        390,108          583,393                0                0
                                                               ============     ============     ============     ============

                                                                                 Putnam
                                                                 MFS Total       Growth:         Real
                                                                  Return         Voyager        Estate
                                                                 Portfolio      Portfolio      Portfolio
                                                                 (Class 1)      (Class 1)      (Class 1)
                                                                 ---------      ---------      ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                 $  1,360,262   $   (286,821)  $     83,869
  Net realized gains (losses) from
     securities transactions                                         26,387     (3,061,560)       369,665
  Change in net unrealized appreciation
     (depreciation) of investments                                3,366,911      7,545,213        858,830
                                                               ------------   ------------   ------------
  Increase (decrease) in net assets from operations               4,753,560      4,196,832      1,312,364
                                                               ------------   ------------   ------------
From capital transactions:

     Net proceeds from units sold                                 7,662,083      1,701,746        205,406
     Cost of units redeemed                                      (2,526,357)    (2,331,596)      (644,971)
     Annuity benefit payments                                             0         (2,525)             0
     Net transfers                                               16,887,433       (394,062)     1,207,025
                                                               ------------   ------------   ------------
  Increase (decrease) in net assets from capital transactions    22,023,159     (1,026,437)       767,460
                                                               ------------   ------------   ------------
Increase (decrease) in net assets                                26,776,719      3,170,395      2,079,824
Net assets at beginning of period                                29,450,456     27,931,800      5,468,503
                                                               ------------   ------------   ------------
Net assets at end of period                                    $ 56,227,175   $ 31,102,195   $  7,548,327
                                                               ============   ============   ============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
  Units sold                                                              0              0              0
  Units redeemed                                                          0              0              0
  Units transferred                                                       0              0              8
                                                               ------------   ------------   ------------
Increase (decrease) in units outstanding                                  0              0              8
Beginning units                                                           0            174              0
                                                               ------------   ------------   ------------
Ending units                                                              0            174              8
                                                               ============   ============   ============
Contracts with total expenses of 0.85% **:
  Units sold                                                        535,812        202,723          4,890
  Units redeemed                                                   (191,192)       (66,982)       (11,409)
  Units transferred                                               1,214,152        109,991         26,730
                                                               ------------   ------------   ------------
Increase (decrease) in units outstanding                          1,558,772        245,732         20,211
Beginning units                                                   2,391,121        817,468         88,262
                                                               ------------   ------------   ------------
Ending units                                                      3,949,893      1,063,200        108,473
                                                               ============   ============   ============
Contracts with total expenses of 1.10%:
  Units sold                                                         76,243         41,659            545
  Units redeemed                                                    (12,055)        (3,039)           (22)
  Units transferred                                                 149,013         32,299          1,179
                                                               ------------   ------------   ------------
Increase (decrease) in units outstanding                            213,201         70,919          1,702
Beginning units                                                     218,848         22,523          3,919
                                                               ------------   ------------   ------------
Ending units                                                        432,049         93,442          5,621
                                                               ============   ============   ============
Contracts with total expenses of 1.25% :
  Units sold                                                              0          8,823          6,528
  Units redeemed                                                          0       (113,925)       (28,642)
  Units transferred                                                       0        (77,913)        40,620
                                                               ------------   ------------   ------------
Increase (decrease) in units outstanding                                  0       (183,015)        18,506
Beginning units                                                           0      1,601,326        322,682
                                                               ------------   ------------   ------------
Ending units                                                              0      1,418,311        341,188
                                                               ============   ============   ============

     * Offered in Polaris Plus product.

     ** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                   (Continued)

                                                                  Small Company     SunAmerica                       Telecom
                                                                      Value          Balanced       Technology       Utility
                                                                    Portfolio       Portfolio        Portfolio      Portfolio
                                                                    (Class 1)       (Class 1)        (Class 1)      (Class 1)
                                                                  -------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                  $    (96,978)   $    592,944    $     (1,942)   $    182,395
     Net realized gains (losses) from
            securities transactions                                      63,620      (2,484,382)        (18,922)       (382,996)
     Change in net unrealized appreciation
            (depreciation) of investments                             2,194,899       7,428,994          33,450         708,701
                                                                   ------------    ------------    ------------    ------------
     Increase (decrease) in net assets from operations                2,161,541       5,537,556          12,586         508,100
                                                                   ------------    ------------    ------------    ------------
From capital transactions:
            Net proceeds from units sold                                188,078         744,212         106,287          36,653
            Cost of units redeemed                                     (532,235)     (5,063,730)        (22,657)       (341,657)
            Annuity benefit payments                                          0          (8,032)              0            (371)
            Net transfers                                               931,371           4,092          47,643         (99,300)
                                                                   ------------    ------------    ------------    ------------
     Increase (decrease) in net assets from capital transactions        587,214      (4,323,458)        131,273        (404,675)
                                                                   ------------    ------------    ------------    ------------
Increase (decrease) in net assets                                     2,748,755       1,214,098         143,859         103,425
Net assets at beginning of period                                     6,037,265      56,393,035         121,123       3,570,779
                                                                   ------------    ------------    ------------    ------------
Net assets at end of period                                        $  8,786,020    $ 57,607,133    $    264,982    $  3,674,204
                                                                   ============    ============    ============    ============
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
     Units sold                                                               0               0               0               0
     Units redeemed                                                           0               0               0               0
     Units transferred                                                       24               0               0              15
                                                                   ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding                                     24               0               0              15
Beginning units                                                             403             837               0               0
                                                                   ------------    ------------    ------------    ------------
Ending units                                                                427             837               0              15
                                                                   ============    ============    ============    ============
Contracts with total expenses of 0.85% **:
     Units sold                                                               0          39,355          41,897               0
     Units redeemed                                                           0         (40,409)         (8,881)        (10,189)
     Units transferred                                                        0         (18,447)         16,520         (10,736)
                                                                   ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding                                      0         (19,501)         49,536         (20,925)
Beginning units                                                               0         550,347          58,799          61,703
                                                                   ------------    ------------    ------------    ------------
Ending units                                                                  0         530,846         108,335          40,778
                                                                   ============    ============    ============    ============
Contracts with total expenses of 1.10%:
     Units sold                                                               0           1,816           2,372               0
     Units redeemed                                                           0               0            (208)              0
     Units transferred                                                        0           1,366           3,513             184
                                                                   ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding                                      0           3,182           5,677             184
Beginning units                                                               0          24,362           7,962           3,965
                                                                   ------------    ------------    ------------    ------------
Ending units                                                                  0          27,544          13,639           4,149
                                                                   ============    ============    ============    ============
Contracts with total expenses of 1.25% :
     Units sold                                                          11,911          28,200               0           3,577
     Units redeemed                                                     (32,885)       (336,649)              0         (27,957)
     Units transferred                                                   57,743           9,575               0          (2,819)
                                                                   ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding                                 36,769        (298,874)              0         (27,199)
Beginning units                                                         457,922       4,022,365               0         358,152
                                                                   ------------    ------------    ------------    ------------
Ending units                                                            494,691       3,723,491               0         330,953
                                                                   ============    ============    ============    ============

                                                                   Worldwide                        Emerging
                                                                  High Income       Comstock         Growth
                                                                   Portfolio       Portfolio        Portfolio
                                                                   (Class 1)       (Class II)      (Class II)
                                                                  ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                 $    203,369    $     96,403    $    (32,378)
     Net realized gains (losses) from
            securities transactions                                    (46,875)         32,136          24,733
     Change in net unrealized appreciation
            (depreciation) of investments                              100,807       6,005,621         329,740
                                                                  ------------    ------------    ------------
     Increase (decrease) in net assets from operations                 257,301       6,134,160         322,095
                                                                  ------------    ------------    ------------
From capital transactions:
            Net proceeds from units sold                               363,207      14,419,151       1,699,265
            Cost of units redeemed                                    (135,779)     (1,569,995)       (355,402)
            Annuity benefit payments                                      (113)              0               0
            Net transfers                                              655,439      18,904,698       1,899,858
                                                                  ------------    ------------    ------------
     Increase (decrease) in net assets from capital transactions       882,754      31,753,854       3,243,721
                                                                  ------------    ------------    ------------
Increase (decrease) in net assets                                    1,140,055      37,888,014       3,565,816
Net assets at beginning of period                                    2,548,697      15,778,868       1,916,147
                                                                  ------------    ------------    ------------
Net assets at end of period                                       $  3,688,752    $ 53,666,882    $  5,481,963
                                                                  ============    ============    ============
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
     Units sold                                                              0               0               0
     Units redeemed                                                          0               0               0
     Units transferred                                                       0               0               0
                                                                  ------------    ------------    ------------
Increase (decrease) in units outstanding                                     0               0               0
Beginning units                                                              0               0               0
                                                                  ------------    ------------    ------------
Ending units                                                                 0               0               0
                                                                  ============    ============    ============
Contracts with total expenses of 0.85% **:
     Units sold                                                         23,514       1,244,490         185,858
     Units redeemed                                                     (5,491)       (143,791)        (40,154)
     Units transferred                                                  44,792       1,676,896         200,878
                                                                  ------------    ------------    ------------
Increase (decrease) in units outstanding                                62,815       2,777,595         346,582
Beginning units                                                         63,528       1,732,236         221,473
                                                                  ------------    ------------    ------------
Ending units                                                           126,343       4,509,831         568,055
                                                                  ============    ============    ============
Contracts with total expenses of 1.10%:
     Units sold                                                          5,602         150,619          12,969
     Units redeemed                                                       (122)         (9,310)           (624)
     Units transferred                                                   3,185         176,437          23,843
                                                                  ------------    ------------    ------------
Increase (decrease) in units outstanding                                 8,665         317,746          36,188
Beginning units                                                          6,051         145,026          39,858
                                                                  ------------    ------------    ------------
Ending units                                                            14,716         462,772          76,046
                                                                  ============    ============    ============
Contracts with total expenses of 1.25% :
     Units sold                                                          1,411               0               0
     Units redeemed                                                     (4,165)              0               0
     Units transferred                                                   6,035               0               0
                                                                  ------------    ------------    ------------
Increase (decrease) in units outstanding                                 3,281               0               0
Beginning units                                                        115,713               0               0
                                                                  ------------    ------------    ------------
Ending units                                                           118,994               0               0
                                                                  ============    ============    ============

      * Offered in Polaris Plus product.

      ** Offered in Polaris II Asset Manager and Polaris II A-Class products.


                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                   (Continued)

                                                                      Growth         Growth                           Asset
                                                                    and Income      and Income    Mid-Cap Value     Allocation
                                                                    Portfolio       Portfolio       Portfolio         Fund
                                                                    (Class II)      (Class VC)      (Class VC)      (Class 2)
                                                                   ------------    ------------   -------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                  $     61,434    $    (47,418)   $    (52,158)   $    409,830
     Net realized gains (losses) from
            securities transactions                                      33,034          15,100         225,169          11,076
     Change in net unrealized appreciation
            (depreciation) of investments                             3,237,905       3,788,651       3,331,995       2,180,426
                                                                   ------------    ------------    ------------    ------------
     Increase (decrease) in net assets from operations                3,332,373       3,756,333       3,505,006       2,601,332
                                                                   ------------    ------------    ------------    ------------
From capital transactions:
            Net proceeds from units sold                             10,542,262      15,226,982       8,517,616      18,379,501
            Cost of units redeemed                                   (1,225,681)       (909,326)       (892,965)     (1,458,657)
            Annuity benefit payments                                          0               0               0               0
            Net transfers                                            14,387,745      20,721,105      12,147,944      30,973,474
                                                                   ------------    ------------    ------------    ------------
     Increase (decrease) in net assets from capital transactions     23,704,326      35,038,761      19,772,595      47,894,318
                                                                   ------------    ------------    ------------    ------------
Increase (decrease) in net assets                                    27,036,699      38,795,094      23,277,601      50,495,650
Net assets at beginning of period                                     9,962,263       9,794,470       5,589,117       9,181,839
                                                                   ------------    ------------    ------------    ------------
Net assets at end of period                                        $ 36,998,962    $ 48,589,564    $ 28,866,718    $ 59,677,489
                                                                   ============    ============    ============    ============
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
     Units sold                                                               0               0               0               0
     Units redeemed                                                           0               0               0               0
     Units transferred                                                        0               0               0               0
                                                                   ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding                                      0               0               0               0
Beginning units                                                               0               0               0               0
                                                                   ------------    ------------    ------------    ------------
Ending units                                                                  0               0               0               0
                                                                   ============    ============    ============    ============
Contracts with total expenses of 0.85% **:
     Units sold                                                         879,318       1,350,940         725,275       1,334,701
     Units redeemed                                                    (104,361)        (82,621)        (78,059)       (111,154)
     Units transferred                                                1,214,946       1,776,779       1,078,583       2,318,141
                                                                   ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding                              1,989,903       3,045,098       1,725,799       3,541,688
Beginning units                                                         977,264       1,045,100         585,524         799,987
                                                                   ------------    ------------    ------------    ------------
Ending units                                                          2,967,167       4,090,198       2,311,323       4,341,675
                                                                   ============    ============    ============    ============
Contracts with total expenses of 1.10%:
     Units sold                                                          80,680         112,980          88,374         161,344
     Units redeemed                                                      (8,897)         (5,248)         (5,878)         (7,828)
     Units transferred                                                  117,374         265,875         123,269         251,070
                                                                   ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding                                189,157         373,607         205,765         404,586
Beginning units                                                         124,050          99,187          81,785          53,140
                                                                   ------------    ------------    ------------    ------------
Ending units                                                            313,207         472,794         287,550         457,726
                                                                   ============    ============    ============    ============
Contracts with total expenses of 1.25% :
     Units sold                                                               0               0               0               0
     Units redeemed                                                           0               0               0               0
     Units transferred                                                        0               0               0               0
                                                                   ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding                                      0               0               0               0
Beginning units                                                               0               0               0               0
                                                                   ------------    ------------    ------------    ------------
Ending units                                                                  0               0               0               0
                                                                   ============    ============    ============    ============

                                                                       Global                         Growth-
                                                                       Growth          Growth          Income
                                                                        Fund            Fund            Fund
                                                                      (Class 2)       (Class 2)       (Class 2)
                                                                     ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                    $    (76,934)   $   (189,310)   $     31,356
     Net realized gains (losses) from
            securities transactions                                         5,346          41,937          14,302
     Change in net unrealized appreciation
            (depreciation) of investments                               1,410,550       3,552,190       6,416,141
                                                                     ------------    ------------    ------------
     Increase (decrease) in net assets from operations                  1,338,962       3,404,817       6,461,799
                                                                     ------------    ------------    ------------
From capital transactions:
            Net proceeds from units sold                               10,941,550      19,853,478      35,182,433
            Cost of units redeemed                                       (237,368)     (1,198,515)     (1,701,380)
            Annuity benefit payments                                            0               0               0
            Net transfers                                              12,703,702      24,736,972      45,967,362
                                                                     ------------    ------------    ------------
     Increase (decrease) in net assets from capital transactions       23,407,884      43,391,935      79,448,415
                                                                     ------------    ------------    ------------
Increase (decrease) in net assets                                      24,746,846      46,796,752      85,910,214
Net assets at beginning of period                                       2,036,008       5,920,073      12,254,361
                                                                     ------------    ------------    ------------
Net assets at end of period                                          $ 26,782,854    $ 52,716,825    $ 98,164,575
                                                                     ============    ============    ============
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
     Units sold                                                                 0               0               0
     Units redeemed                                                             0               0               0
     Units transferred                                                          0               0               0
                                                                     ------------    ------------    ------------
Increase (decrease) in units outstanding                                        0               0               0
Beginning units                                                                 0               0               0
                                                                     ------------    ------------    ------------
Ending units                                                                    0               0               0
                                                                     ============    ============    ============
Contracts with total expenses of 0.85% **:
     Units sold                                                           657,356       1,187,286       2,284,781
     Units redeemed                                                       (14,309)        (77,989)       (114,816)
     Units transferred                                                    799,611       1,502,314       3,024,871
                                                                     ------------    ------------    ------------
Increase (decrease) in units outstanding                                1,442,658       2,611,611       5,194,836
Beginning units                                                           174,275         464,391         987,417
                                                                     ------------    ------------    ------------
Ending units                                                            1,616,933       3,076,002       6,182,253
                                                                     ============    ============    ============
Contracts with total expenses of 1.10%:
     Units sold                                                            95,291         173,682         224,087
     Units redeemed                                                        (1,744)         (2,093)         (4,813)
     Units transferred                                                     89,573         229,046         335,076
                                                                     ------------    ------------    ------------
Increase (decrease) in units outstanding                                  183,120         400,635         554,350
Beginning units                                                             6,326          38,822          88,643
                                                                     ------------    ------------    ------------
Ending units                                                              189,446         439,457         642,993
                                                                     ============    ============    ============
Contracts with total expenses of 1.25% :
     Units sold                                                                 0               0               0
     Units redeemed                                                             0               0               0
     Units transferred                                                          0               0               0
                                                                     ------------    ------------    ------------
Increase (decrease) in units outstanding                                        0               0               0
Beginning units                                                                 0               0               0
                                                                     ------------    ------------    ------------
Ending units                                                                    0               0               0
                                                                     ============    ============    ============

      * Offered in Polaris Plus product.

      ** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003

                                                                                                     Government
                                                                      Asset           Capital           and
                                                                   Allocation      Appreciation     Quality Bond        Growth
                                                                    Portfolio       Portfolio        Portfolio         Portfolio
                                                                    (Class 1)       (Class 1)        (Class 1)         (Class 1)
                                                                  ------------     ------------     ------------     ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                   $    339,666     $   (465,166)    $  1,425,081     $   (189,781)
   Net realized gains (losses) from
      securities transactions                                         (376,156)      (3,441,362)         543,886       (1,866,380)
   Change in net unrealized appreciation
      (depreciation) of investments                                   (454,718)      (2,390,133)       2,401,688       (2,935,624)
                                                                  ------------     ------------     ------------     ------------
   Increase (decrease) in net assets from operations                  (491,208)      (6,296,661)       4,370,655       (4,991,785)
                                                                  ------------     ------------     ------------     ------------
From capital transactions:
      Net proceeds from units sold                                     143,681        1,266,104        1,639,936          580,051
      Cost of units redeemed                                          (766,566)      (2,204,214)      (3,368,175)      (1,343,398)
      Annuity benefit payments                                          (1,187)          (2,819)         (24,107)          (2,573)
      Net transfers                                                    116,309        1,937,035       10,832,075        1,464,602
                                                                  ------------     ------------     ------------     ------------
   Increase (decrease) in net assets from capital transactions        (507,763)         996,106        9,079,729          698,682
                                                                  ------------     ------------     ------------     ------------
Increase (decrease) in net assets                                     (998,971)      (5,300,555)      13,450,384       (4,293,103)
Net assets at beginning of period                                   13,635,471       50,711,970       56,444,402       31,805,872
                                                                  ------------     ------------     ------------     ------------
Net assets at end of period                                       $ 12,636,500     $ 45,411,415     $ 69,894,786     $ 27,512,769
                                                                  ============     ============     ============     ============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                                0            2,658            2,162            3,036
   Units redeemed                                                            0           (3,665)          (4,692)          (5,904)
   Units transferred                                                         0                0             (566)               0
                                                                  ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding                                     0           (1,007)          (3,096)          (2,868)
Beginning units                                                              0            3,904            3,422            4,575
                                                                  ------------     ------------     ------------     ------------
Ending units                                                                 0            2,897              326            1,707
                                                                  ============     ============     ============     ============
Contracts with total expenses of 0.85% **:
   Units sold                                                            4,857           76,786           78,304           30,647
   Units redeemed                                                      (17,736)        (148,964)         (53,036)         (87,502)
   Units transferred                                                    13,711          304,797          650,229          273,743
                                                                  ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding                                   832          232,619          675,497          216,888
Beginning units                                                        245,567        2,010,220          429,130        1,102,754
                                                                  ------------     ------------     ------------     ------------
Ending units                                                           246,399        2,242,839        1,104,627        1,319,642
                                                                  ============     ============     ============     ============
Contracts with total expenses of 1.10% :
   Units sold                                                              315           10,413            6,082            5,084
   Units redeemed                                                          (56)          (3,464)            (499)          (4,123)
   Units transferred                                                     1,202           74,198           43,336           40,664
                                                                  ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding                                 1,461           81,147           48,919           41,625
Beginning units                                                         23,126          112,490           22,384           55,407
                                                                  ------------     ------------     ------------     ------------
Ending units                                                            24,587          193,637           71,303           97,032
                                                                  ============     ============     ============     ============
Contracts with total expenses of 1.25% :
   Units sold                                                            5,633           20,033           34,109           12,602
   Units redeemed                                                      (35,253)         (34,700)        (163,137)         (27,941)
   Units transferred                                                    (2,100)         (51,416)         137,654          (46,843)
                                                                  ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding                               (31,720)         (66,083)           8,626          (62,182)
Beginning units                                                        602,916          939,065        3,250,427          829,414
                                                                  ------------     ------------     ------------     ------------
Ending units                                                           571,196          872,982        3,259,053          767,232
                                                                  ============     ============     ============     ============



                                                                   Aggressive        Alliance       Blue Chip
                                                                    Growth            Growth         Growth
                                                                   Portfolio         Portfolio      Portfolio
                                                                   (Class 1)         (Class 1)      (Class 1)
                                                                  ------------     ------------     ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                   $    (88,764)    $   (667,093)    $  (3,637)
   Net realized gains (losses) from
      securities transactions                                       (2,552,822)     (12,627,621)      (77,528)
   Change in net unrealized appreciation
      (depreciation) of investments                                    119,690       (2,674,146)      (32,484)
                                                                  ------------     ------------     ---------
   Increase (decrease) in net assets from operations                (2,521,896)     (15,968,860)     (113,649)
                                                                  ------------     ------------     ---------
From capital transactions:
      Net proceeds from units sold                                     224,831          971,964        70,611
      Cost of units redeemed                                          (274,899)      (3,406,243)      (64,523)
      Annuity benefit payments                                               0           (9,293)            0
      Net transfers                                                 (1,181,585)      (6,678,707)      188,197
                                                                  ------------     ------------     ---------
   Increase (decrease) in net assets from capital transactions      (1,231,653)      (9,122,279)      194,285
                                                                  ------------     ------------     ---------
Increase (decrease) in net assets                                   (3,753,549)     (25,091,139)       80,636
Net assets at beginning of period                                   13,297,839       97,221,210       679,101
                                                                  ------------     ------------     ---------
Net assets at end of period                                       $  9,544,290     $ 72,130,071     $ 759,737
                                                                  ============     ============     =========

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                              711            2,021             0
   Units redeemed                                                       (1,402)          (3,174)            0
   Units transferred                                                        (1)               1             0
                                                                  ------------     ------------     ---------
Increase (decrease) in units outstanding                                  (692)          (1,152)            0
Beginning units                                                            980            3,136             0
                                                                  ------------     ------------     ---------
Ending units                                                               288            1,984             0
                                                                  ============     ============     =========
Contracts with total expenses of 0.85% **:
   Units sold                                                            1,348           27,927        14,598
   Units redeemed                                                      (11,958)        (161,939)      (13,094)
   Units transferred                                                   (54,661)        (264,507)       44,049
                                                                  ------------     ------------     ---------
Increase (decrease) in units outstanding                               (65,271)        (398,519)       45,553
Beginning units                                                        207,493        2,695,963       109,746
                                                                  ------------     ------------     ---------
Ending units                                                           142,222        2,297,444       155,299
                                                                  ============     ============     =========
Contracts with total expenses of 1.10% :
   Units sold                                                            2,717            4,623           911
   Units redeemed                                                         (522)          (2,701)       (1,058)
   Units transferred                                                     2,686           20,494          (738)
                                                                  ------------     ------------     ---------
Increase (decrease) in units outstanding                                 4,881           22,416          (885)
Beginning units                                                          1,492          111,553        10,661
                                                                  ------------     ------------     ---------
Ending units                                                             6,373          133,969         9,776
                                                                  ============     ============     =========
Contracts with total expenses of 1.25% :
   Units sold                                                           16,799           31,052             0
   Units redeemed                                                      (17,411)        (102,740)            0
   Units transferred                                                   (79,743)        (228,476)            0
                                                                  ------------     ------------     ---------
Increase (decrease) in units outstanding                               (80,355)        (300,164)            0
Beginning units                                                        893,284        2,724,668             0
                                                                  ------------     ------------     ---------
Ending units                                                           812,929        2,424,504             0
                                                                  ============     ============     =========

* Offered in Polaris Plus product.

** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                   (Continued)

                                                                      Cash           Corporate      Davis Venture     "Dogs" of
                                                                   Management          Bond            Value         Wall Street
                                                                   Portfolio         Portfolio       Portfolio        Portfolio
                                                                   (Class 1)         (Class 1)       (Class 1)        (Class 1)
                                                                  ------------     ------------     -------------    -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                   $    545,907     $    681,842     $   (181,704)    $    45,954
   Net realized gains (losses) from
       securities transactions                                        (152,155)         (25,208)      (1,785,943)        (94,851)
   Change in net unrealized appreciation
       (depreciation) of investments                                  (408,020)         625,553       (5,449,958)     (1,034,556)
                                                                  ------------     ------------     ------------     -----------
   Increase (decrease) in net assets from operations                   (14,268)       1,282,187       (7,417,605)     (1,083,453)
                                                                  ------------     ------------     ------------     -----------
From capital transactions:
       Net proceeds from units sold                                    884,558          442,750        1,330,164          66,275
       Cost of units redeemed                                       (3,813,284)        (733,094)      (2,716,507)       (299,598)
       Annuity benefit payments                                        (12,640)            (422)          (1,638)           (161)
       Net transfers                                                 1,232,258        3,050,306        3,942,095         338,104
                                                                  ------------     ------------     ------------     -----------
   Increase (decrease) in net assets from capital transactions      (1,709,108)       2,759,540        2,554,114         104,620
                                                                  ------------     ------------     ------------     -----------
Increase (decrease) in net assets                                   (1,723,376)       4,041,727       (4,863,491)       (978,833)
Net assets at beginning of period                                   26,214,963       12,670,300       56,606,074       7,507,418
                                                                  ------------     ------------     ------------     -----------
Net assets at end of period                                       $ 24,491,587     $ 16,712,027     $ 51,742,583     $ 6,528,585
                                                                  ============     ============     ============     ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                              471              168            2,981               0
   Units redeemed                                                            0             (423)          (5,656)              0
   Units transferred                                                         0                0                0               0
                                                                  ------------     ------------     ------------     -----------
Increase (decrease) in units outstanding                                   471             (255)          (2,675)              0
Beginning units                                                          3,026              255            4,088               0
                                                                  ------------     ------------     ------------     -----------
Ending units                                                             3,497                0            1,413               0
                                                                  ============     ============     ============     ===========
Contracts with total expenses of 0.85% **:
   Units sold                                                           59,579           24,202           81,479           2,192
   Units redeemed                                                     (171,792)         (21,779)        (208,397)         (6,802)
   Units transferred                                                   262,252          218,181          401,446           9,784
                                                                  ------------     ------------     ------------     -----------
Increase (decrease) in units outstanding                               150,039          220,604          274,528           5,174
Beginning units                                                        171,876          208,179        3,277,861          69,011
                                                                  ------------     ------------     ------------     -----------
Ending units                                                           321,915          428,783        3,552,389          74,185
                                                                  ============     ============     ============     ===========
Contracts with total expenses of 1.10% :
   Units sold                                                              197            4,170            9,122               0
   Units redeemed                                                          417             (793)         (11,535)              0
   Units transferred                                                    37,270           18,517          109,221          10,031
                                                                  ------------     ------------     ------------     -----------
Increase (decrease) in units outstanding                                37,884           21,894          106,808          10,031
Beginning units                                                          5,858           40,808          167,991           1,004
                                                                  ------------     ------------     ------------     -----------
Ending units                                                            43,742           62,702          274,799          11,035
                                                                  ============     ============     ============     ===========
Contracts with total expenses of 1.25% :
   Units sold                                                           17,309            7,497           23,916           4,904
   Units redeemed                                                     (148,485)         (31,777)         (36,542)        (26,084)
   Units transferred                                                  (154,269)          17,889          (26,303)         11,239
                                                                  ------------     ------------     ------------     -----------
Increase (decrease) in units outstanding                              (285,445)          (6,391)         (38,929)         (9,941)
Beginning units                                                      1,839,033          685,610          876,039         657,864
                                                                  ------------     ------------     ------------     -----------
Ending units                                                         1,553,588          679,219          837,110         647,923
                                                                  ============     ============     ============     ===========


                                                                   Emerging         Equity          Equity
                                                                    Markets         Income           Index
                                                                   Portfolio       Portfolio       Portfolio
                                                                   (Class 1)       (Class 1)       (Class 1)
                                                                  -----------     -----------     ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                   $   (39,791)    $    52,528     $    (71,168)
   Net realized gains (losses) from
       securities transactions                                       (695,970)       (173,903)      (3,013,086)
   Change in net unrealized appreciation
       (depreciation) of investments                                 (230,707)     (1,077,817)      (3,975,087)
                                                                  -----------     -----------     ------------
   Increase (decrease) in net assets from operations                 (966,468)     (1,199,192)      (7,059,341)
                                                                  -----------     -----------     ------------
From capital transactions:
       Net proceeds from units sold                                   291,544         149,536          240,943
       Cost of units redeemed                                        (205,575)       (309,700)      (1,527,021)
       Annuity benefit payments                                          (607)           (919)         (13,728)
       Net transfers                                                 (774,340)       (115,121)      (2,431,099)
                                                                  -----------     -----------     ------------
   Increase (decrease) in net assets from capital transactions       (688,978)       (276,204)      (3,730,905)
                                                                  -----------     -----------     ------------
Increase (decrease) in net assets                                  (1,655,446)     (1,475,396)     (10,790,246)
Net assets at beginning of period                                   5,654,737       8,280,359       47,100,945
                                                                  -----------     -----------     ------------
Net assets at end of period                                       $ 3,999,291     $ 6,804,963     $ 36,310,699
                                                                  ===========     ===========     ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                              73             193              777
   Units redeemed                                                        (282)           (438)          (1,473)
   Units transferred                                                     (588)             (1)            (211)
                                                                  -----------     -----------     ------------
Increase (decrease) in units outstanding                                 (797)           (246)            (907)
Beginning units                                                           797             246              907
                                                                  -----------     -----------     ------------
Ending units                                                                0               0                0
                                                                  ===========     ===========     ============
Contracts with total expenses of 0.85% **:
   Units sold                                                          36,944               0                0
   Units redeemed                                                      (9,533)              0                0
   Units transferred                                                  (57,788)              0                0
                                                                  -----------     -----------     ------------
Increase (decrease) in units outstanding                              (30,377)              0                0
Beginning units                                                       132,773               0                0
                                                                  -----------     -----------     ------------
Ending units                                                          102,396               0                0
                                                                  ===========     ===========     ============
Contracts with total expenses of 1.10% :
   Units sold                                                               0               0                0
   Units redeemed                                                         (95)              0                0
   Units transferred                                                    4,302               0                0
                                                                  -----------     -----------     ------------
Increase (decrease) in units outstanding                                4,207               0                0
Beginning units                                                         6,718               0                0
                                                                  -----------     -----------     ------------
Ending units                                                           10,925               0                0
                                                                  ===========     ===========     ============
Contracts with total expenses of 1.25% :
   Units sold                                                           6,460          16,414           32,792
   Units redeemed                                                     (20,365)        (34,384)        (229,957)
   Units transferred                                                  (66,318)        (13,410)        (370,829)
                                                                  -----------     -----------     ------------
Increase (decrease) in units outstanding                              (80,223)        (31,380)        (567,994)
Beginning units                                                       599,115         790,207        5,912,696
                                                                  -----------     -----------     ------------
Ending units                                                          518,892         758,827        5,344,702
                                                                  ===========     ===========     ============

* Offered in Polaris Plus product.

** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                   (Continued)

                                                                 Federated
                                                                  American        Global        Global      Goldman Sachs
                                                                   Leaders         Bond        Equities       Research
                                                                 Portfolio      Portfolio      Portfolio      Portfolio
                                                                  (Class 1)     (Class 1)      (Class 1)      (Class 1)
                                                                ------------   -----------   ------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                 $      7,641   $    36,914   $   (122,720)    $  (4,026)
   Net realized gains (losses) from
       securities transactions                                      (462,395)       87,336     (1,872,595)      (88,256)
   Change in net unrealized appreciation
       (depreciation) of investments                              (1,680,163)      436,773       (732,071)       16,407
                                                                ------------   -----------   ------------     ---------
   Increase (decrease) in net assets from operations              (2,134,917)      561,023     (2,727,386)      (75,875)
                                                                ------------   -----------   ------------     ---------
From capital transactions:
       Net proceeds from units sold                                  198,317       110,576        106,486        16,975
       Cost of units redeemed                                       (618,548)     (397,798)      (529,015)      (42,206)
       Annuity benefit payments                                         (213)       (2,309)           (92)            0
       Net transfers                                               1,009,074       113,318     (1,071,673)       21,808
                                                                ------------   -----------   ------------     ---------
   Increase (decrease) in net assets from capital transactions       588,630      (176,213)    (1,494,294)       (3,423)
                                                                ------------   -----------   ------------     ---------

Increase (decrease) in net assets                                 (1,546,287)      384,810     (4,221,680)      (79,298)
Net assets at beginning of period                                 12,456,497     8,628,048     14,260,497       534,501
                                                                ------------   -----------   ------------     ---------
Net assets at end of period                                     $ 10,910,210   $ 9,012,858   $ 10,038,817     $ 455,203
                                                                ============   ===========   ============     =========

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                              0           508          1,134             0
   Units redeemed                                                          0        (3,202)        (2,881)            0
   Units transferred                                                       0         2,248              0             0
                                                                ------------   -----------   ------------     ---------
Increase (decrease) in units outstanding                                   0          (446)        (1,747)            0
Beginning units                                                            0           446          1,959             0
                                                                ------------   -----------   ------------     ---------
Ending units                                                               0             0            212             0
                                                                ============   ===========   ============     =========
Contracts with total expenses of 0.85% (2) :
   Units sold                                                         15,013         3,143          1,798         3,372
   Units redeemed                                                    (42,495)       (2,911)       (46,521)       (8,481)
   Units transferred                                                 118,362        28,035       (106,430)        1,573
                                                                ------------   -----------   ------------     ---------
Increase (decrease) in units outstanding                              90,880        28,267       (151,153)       (3,536)
Beginning units                                                      469,139        45,752        628,393        80,348
                                                                ------------   -----------   ------------     ---------
Ending units                                                         560,019        74,019        477,240        76,812
                                                                ============   ===========   ============     =========
Contracts with total expenses of 1.10% :
   Units sold                                                            177            40            316             0
   Units redeemed                                                     (7,938)          (51)        (2,243)           78
   Units transferred                                                  10,614         2,764          2,021         2,504
                                                                ------------   -----------   ------------     ---------
Increase (decrease) in units outstanding                               2,853         2,753             94         2,582
Beginning units                                                       21,853         4,201          9,687         7,463
                                                                ------------   -----------   ------------     ---------
Ending units                                                          24,706         6,954          9,781        10,045
                                                                ============   ===========   ============     =========
Contracts with total expenses of 1.25% :
   Units sold                                                          5,377         4,185          6,418             0
   Units redeemed                                                    (15,826)      (20,227)       (18,020)            0
   Units transferred                                                  (4,297)      (17,190)       (36,236)            0
                                                                ------------   -----------   ------------     ---------
Increase (decrease) in units outstanding                             (14,746)      (33,232)       (47,838)            0
Beginning units                                                      477,854       510,010        598,333             0
                                                                ------------   -----------   ------------     ---------
Ending units                                                         463,108       476,778        550,495             0
                                                                ============   ===========   ============     =========

                                                                  Growth-       Growth       High-Yield
                                                                   Income     Opportunities      Bond
                                                                 Portfolio     Portfolio      Portfolio
                                                                 (Class 1)     (Class 1)      (Class 1)
                                                                ------------ -------------   -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                 $   (141,404)  $  (1,817)    $   850,721
   Net realized gains (losses) from
       securities transactions                                    (6,025,604)   (112,784)       (387,660)
   Change in net unrealized appreciation
       (depreciation) of investments                              (5,497,756)     17,629        (232,709)
                                                                ------------   ---------     -----------
   Increase (decrease) in net assets from operations             (11,664,764)    (96,972)        230,352
                                                                ------------   ---------     -----------
From capital transactions:
       Net proceeds from units sold                                  788,896       6,365         175,992
       Cost of units redeemed                                     (3,329,670)    (25,173)       (409,504)
       Annuity benefit payments                                      (12,944)          0             (83)
       Net transfers                                              (6,159,560)    (87,660)        844,001
                                                                ------------   ---------     -----------
   Increase (decrease) in net assets from capital transactions    (8,713,278)   (106,468)        610,406
                                                                ------------   ---------     -----------

Increase (decrease) in net assets                                (20,378,042)   (203,440)        840,758
Net assets at beginning of period                                 81,959,764     379,270       6,337,878
                                                                ------------   ---------     -----------
Net assets at end of period                                     $ 61,581,722   $ 175,830     $ 7,178,636
                                                                ============   =========     ===========

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                          2,000           0             338
   Units redeemed                                                     (3,225)          0            (877)
   Units transferred                                                       0           0               0
                                                                ------------   ---------     -----------
Increase (decrease) in units outstanding                              (1,225)          0            (539)
Beginning units                                                        1,872           0             539
                                                                ------------   ---------     -----------
Ending units                                                             647           0               0
                                                                ============   =========     ===========
Contracts with total expenses of 0.85% (2) :
   Units sold                                                         13,487       1,342          13,407
   Units redeemed                                                   (119,577)     (7,560)        (21,254)
   Units transferred                                                (446,976)    (21,462)         93,387
                                                                ------------   ---------     -----------
Increase (decrease) in units outstanding                            (553,066)    (27,680)         85,540
Beginning units                                                    2,296,734      75,693         182,420
                                                                ------------   ---------     -----------
Ending units                                                       1,743,668      48,013         267,960
                                                                ============   =========     ===========
Contracts with total expenses of 1.10% :
   Units sold                                                            697         311             714
   Units redeemed                                                    (12,226)          0          (1,585)
   Units transferred                                                  13,465           1          13,961
                                                                ------------   ---------     -----------
Increase (decrease) in units outstanding                               1,936         312          13,090
Beginning units                                                      107,132           5           5,112
                                                                ------------   ---------     -----------
Ending units                                                         109,068         317          18,202
                                                                ============   =========     ===========
Contracts with total expenses of 1.25% :
   Units sold                                                         29,774           0           4,712
   Units redeemed                                                   (109,156)          0         (18,233)
   Units transferred                                                (148,169)          0          (2,658)
                                                                ------------   ---------     -----------
Increase (decrease) in units outstanding                            (227,551)          0         (16,179)
Beginning units                                                    2,430,317           0         368,246
                                                                ------------   ---------     -----------
Ending units                                                       2,202,766           0         352,067
                                                                ============   =========     ===========

* Offered in Polaris Plus product.

** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                   (Continued)

                                                                 International                        MFS
                                                                  Diversified     International   Massachusetts    MFS Mid-Cap
                                                                    Equities    Growth and Income Investors Trust    Growth
                                                                   Portfolio       Portfolio        Portfolio       Portfolio
                                                                   (Class 1)       (Class 1)        (Class 1)       (Class 1)
                                                                 -------------  ----------------- ---------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                   $   (47,776)    $    (50,131)    $     2,481     $   (24,851)
   Net realized gains (losses) from
       securities transactions                                     (1,722,719)      (1,274,539)       (565,455)       (810,010)
   Change in net unrealized appreciation
       (depreciation) of investments                                  115,786       (1,836,874)       (724,630)       (316,363)
                                                                  -----------     ------------     -----------     -----------
   Increase (decrease) in net assets from operations               (1,654,709)      (3,161,544)     (1,287,604)     (1,151,224)
                                                                  -----------     ------------     -----------     -----------

From capital transactions:
       Net proceeds from units sold                                   104,825          223,839         136,592          38,403
       Cost of units redeemed                                        (204,145)        (574,230)       (401,617)       (184,756)
       Annuity benefit payments                                        (1,185)          (1,388)              0               0
       Net transfers                                                 (113,406)        (254,094)         (5,032)        266,573
                                                                  -----------     ------------     -----------     -----------
   Increase (decrease) in net assets from capital transactions       (213,911)        (605,873)       (270,057)        120,220
                                                                  -----------     ------------     -----------     -----------

Increase (decrease) in net assets                                  (1,868,620)      (3,767,417)     (1,557,661)     (1,031,004)
Net assets at beginning of period                                   5,524,611       14,502,139       8,539,104       3,871,747
                                                                  -----------     ------------     -----------     -----------
Net assets at end of period                                       $ 3,655,991     $ 10,734,722     $ 6,981,443     $ 2,840,743
                                                                  ===========     ============     ===========     ===========

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                               0              305               0               0
   Units redeemed                                                           0             (444)              0               0
   Units transferred                                                        0                0               0               0
                                                                  -----------     ------------     -----------     -----------
Increase (decrease) in units outstanding                                    0             (139)              0               0
Beginning units                                                             0              807               0               0
                                                                  -----------     ------------     -----------     -----------
Ending units                                                                0              668               0               0
                                                                  ===========     ============     ===========     ===========
Contracts with total expenses of 0.85% **:
   Units sold                                                           6,381           13,845          18,874           5,143
   Units redeemed                                                     (23,840)         (54,836)        (56,685)        (28,957)
   Units transferred                                                    5,161          (29,186)        (32,434)         30,212
                                                                  -----------     ------------     -----------     -----------
Increase (decrease) in units outstanding                              (12,298)         (70,177)        (70,245)          6,398
Beginning units                                                       216,629          907,962         972,320         442,836
                                                                  -----------     ------------     -----------     -----------
Ending units                                                          204,331          837,785         902,075         449,234
                                                                  ===========     ============     ===========     ===========
Contracts with total expenses of 1.10% :
   Units sold                                                               0              158             442             827
   Units redeemed                                                           0           (3,811)           (548)         (2,241)
   Units transferred                                                     (393)          15,628          24,254           9,678
                                                                  -----------     ------------     -----------     -----------
Increase (decrease) in units outstanding                                 (393)          11,975          24,148           8,264
Beginning units                                                         1,943           20,303          66,103          25,484
                                                                  -----------     ------------     -----------     -----------
Ending units                                                            1,550           32,278          90,251          33,748
                                                                  ===========     ============     ===========     ===========
Contracts with total expenses of 1.25% :
   Units sold                                                           8,741           13,670               0               0
   Units redeemed                                                     (10,654)         (18,565)              0               0
   Units transferred                                                  (17,507)         (18,655)              0               0
                                                                  -----------     ------------     -----------     -----------
Increase (decrease) in units outstanding                              (19,420)         (23,550)              0               0
Beginning units                                                       397,985          600,190               0               0
                                                                  -----------     ------------     -----------     -----------
Ending units                                                          378,565          576,640               0               0
                                                                  ===========     ============     ===========     ===========


                                                                                      Putnam
                                                                   MFS Total          Growth:          Real
                                                                    Return            Voyager         Estate
                                                                   Portfolio         Portfolio       Portfolio
                                                                   (Class 1)         (Class 1)       (Class 1)
                                                                  ------------     ------------     -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                   $    215,855     $   (297,769)    $    70,252
   Net realized gains (losses) from
       securities transactions                                         187,024       (5,105,444)         43,665
   Change in net unrealized appreciation
       (depreciation) of investments                                  (972,447)      (1,128,735)         58,067
                                                                  ------------     ------------     -----------
   Increase (decrease) in net assets from operations                  (569,568)      (6,531,948)        171,984
                                                                  ------------     ------------     -----------

From capital transactions:
       Net proceeds from units sold                                  1,252,049          314,848          97,562
       Cost of units redeemed                                       (1,099,642)      (1,413,340)       (209,490)
       Annuity benefit payments                                           (233)          (3,593)              0
       Net transfers                                                12,449,728       (2,998,461)      1,082,815
                                                                  ------------     ------------     -----------
   Increase (decrease) in net assets from capital transactions      12,601,902       (4,100,546)        970,887
                                                                  ------------     ------------     -----------

Increase (decrease) in net assets                                   12,032,334      (10,632,494)      1,142,871
Net assets at beginning of period                                   17,418,122       38,564,294       4,325,632
                                                                  ------------     ------------     -----------
Net assets at end of period                                       $ 29,450,456     $ 27,931,800     $ 5,468,503
                                                                  ============     ============     ===========

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                                0              527              73
   Units redeemed                                                            0           (1,562)            (25)
   Units transferred                                                         0                0          (1,082)
                                                                  ------------     ------------     -----------
Increase (decrease) in units outstanding                                     0           (1,035)         (1,034)
Beginning units                                                              0            1,209           1,034
                                                                  ------------     ------------     -----------
Ending units                                                                 0              174               0
                                                                  ============     ============     ===========
Contracts with total expenses of 0.85% **:
   Units sold                                                          100,341           19,401           2,306
   Units redeemed                                                      (96,926)         (36,810)         (5,990)
   Units transferred                                                 1,012,869         (118,970)         22,241
                                                                  ------------     ------------     -----------
Increase (decrease) in units outstanding                             1,016,284         (136,379)         18,557
Beginning units                                                      1,374,837          953,847          69,705
                                                                  ------------     ------------     -----------
Ending units                                                         2,391,121          817,468          88,262
                                                                  ============     ============     ===========
Contracts with total expenses of 1.10% :
   Units sold                                                           13,297            2,178             308
   Units redeemed                                                       (3,370)          (3,687)           (288)
   Units transferred                                                   114,643           (1,225)          2,971
                                                                  ------------     ------------     -----------
Increase (decrease) in units outstanding                               124,570           (2,734)          2,991
Beginning units                                                         94,278           25,257             928
                                                                  ------------     ------------     -----------
Ending units                                                           218,848           22,523           3,919
                                                                  ============     ============     ===========
Contracts with total expenses of 1.25% :
   Units sold                                                                0           12,043           5,082
   Units redeemed                                                            0          (80,742)        (10,256)
   Units transferred                                                         0         (161,574)         58,674
                                                                  ------------     ------------     -----------
Increase (decrease) in units outstanding                                     0         (230,273)         53,500
Beginning units                                                              0        1,831,599         269,182
                                                                  ------------     ------------     -----------
Ending units                                                                 0        1,601,326         322,682
                                                                  ============     ============     ===========

* Offered in Polaris Plus product.

** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                   (Continued)

                                                                 Small Company     SunAmerica                      Telecom
                                                                     Value          Balanced      Technology       Utility
                                                                   Portfolio       Portfolio       Portfolio      Portfolio
                                                                   (Class 1)       (Class 1)       (Class 1)      (Class 1)
                                                                 -------------    ------------    ----------     -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                   $   (77,061)    $    939,171     $    (903)    $   371,674
   Net realized gains (losses) from
       securities transactions                                        252,128       (4,019,366)      (20,053)       (752,791)
   Change in net unrealized appreciation
       (depreciation) of investments                               (1,797,691)      (3,574,138)      (13,841)       (537,040)
                                                                  -----------     ------------     ---------     -----------
   Increase (decrease) in net assets from operations               (1,622,624)      (6,654,333)      (34,797)       (918,157)
                                                                  -----------     ------------     ---------     -----------
From capital transactions:
       Net proceeds from units sold                                   202,148          421,364         4,880          40,943
       Cost of units redeemed                                        (246,464)      (3,505,817)       (5,081)       (307,207)
       Annuity benefit payments                                             0          (14,318)            0            (686)
       Net transfers                                                   77,403       (4,866,486)       32,807        (372,398)
                                                                  -----------     ------------     ---------     -----------
   Increase (decrease) in net assets from capital transactions         33,087       (7,965,257)       32,606        (639,348)
                                                                  -----------     ------------     ---------     -----------
Increase (decrease) in net assets                                  (1,589,537)     (14,619,590)       (2,191)     (1,557,505)
Net assets at beginning of period                                   7,626,802       71,012,625       123,314       5,128,284
                                                                  -----------     ------------     ---------     -----------
Net assets at end of period                                       $ 6,037,265     $ 56,393,035     $ 121,123     $ 3,570,779
                                                                  ===========     ============     =========     ===========

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                             501            1,920             0               0
   Units redeemed                                                        (933)          (3,628)            0               0
   Units transferred                                                     (175)              (1)            0               0
                                                                  -----------     ------------     ---------     -----------
Increase (decrease) in units outstanding                                 (607)          (1,709)            0               0
Beginning units                                                         1,010            2,546             0               0
                                                                  -----------     ------------     ---------     -----------
Ending units                                                              403              837             0               0
                                                                  ===========     ============     =========     ===========
Contracts with total expenses of 0.85% **:
   Units sold                                                               0            5,259         2,040           1,176
   Units redeemed                                                           0          (52,799)       (2,932)        (11,054)
   Units transferred                                                        0          (34,177)       13,682          (5,580)
                                                                  -----------     ------------     ---------     -----------
Increase (decrease) in units outstanding                                    0          (81,717)       12,790         (15,458)
Beginning units                                                             0          632,064        46,009          77,161
                                                                  -----------     ------------     ---------     -----------
Ending units                                                                0          550,347        58,799          61,703
                                                                  ===========     ============     =========     ===========
Contracts with total expenses of 1.10% :
   Units sold                                                               0                0             0               0
   Units redeemed                                                           0             (652)            0            (102)
   Units transferred                                                        0            5,423         4,777             630
                                                                  -----------     ------------     ---------     -----------
Increase (decrease) in units outstanding                                    0            4,771         4,777             528
Beginning units                                                             0           19,591         3,185           3,437
                                                                  -----------     ------------     ---------     -----------
Ending units                                                                0           24,362         7,962           3,965
                                                                  ===========     ============     =========     ===========
Contracts with total expenses of 1.25% :
   Units sold                                                          14,545           27,163             0           3,338
   Units redeemed                                                     (17,776)        (237,852)            0         (27,315)
   Units transferred                                                    3,146         (359,902)            0         (39,133)
                                                                  -----------     ------------     ---------     -----------
Increase (decrease) in units outstanding                                  (85)        (570,591)            0         (63,110)
Beginning units                                                       458,007        4,592,956             0         421,262
                                                                  -----------     ------------     ---------     -----------
Ending units                                                          457,922        4,022,365             0         358,152
                                                                  ===========     ============     =========     ===========


                                                                   Worldwide                        Emerging
                                                                  High Income      Comstock          Growth
                                                                   Portfolio       Portfolio        Portfolio
                                                                   (Class 1)       Class II)        (Class II)
                                                                  -----------     ------------     -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                   $   272,213           44,584     $   (10,535)
   Net realized gains (losses) from
       securities transactions                                       (102,469)         (89,125)        (17,769)
   Change in net unrealized appreciation
       (depreciation) of investments                                     (553)        (555,650)       (140,879)
                                                                  -----------     ------------     -----------
   Increase (decrease) in net assets from operations                  169,191         (600,191)       (169,183)
                                                                  -----------     ------------     -----------
From capital transactions:
       Net proceeds from units sold                                    67,272        1,417,773         334,649
       Cost of units redeemed                                         (60,263)        (605,392)        (56,325)
       Annuity benefit payments                                          (151)               0               0
       Net transfers                                                  158,306       10,661,818       1,192,214
                                                                  -----------     ------------     -----------
   Increase (decrease) in net assets from capital transactions        165,164       11,474,199       1,470,538
                                                                  -----------     ------------     -----------
Increase (decrease) in net assets                                     334,355       10,874,008       1,301,355
Net assets at beginning of period                                   2,214,342        4,904,860         614,792
                                                                  -----------     ------------     -----------
Net assets at end of period                                       $ 2,548,697     $ 15,778,868     $ 1,916,147
                                                                  ===========     ============     ===========

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                               0                0               0
   Units redeemed                                                           0                0               0
   Units transferred                                                        0                0               0
                                                                  -----------     ------------     -----------
Increase (decrease) in units outstanding                                    0                0               0
Beginning units                                                             0                0               0
                                                                  -----------     ------------     -----------
Ending units                                                                0                0               0
                                                                  ===========     ============     ===========
Contracts with total expenses of 0.85% **:
   Units sold                                                           5,325          167,078          45,940
   Units redeemed                                                      (1,137)         (69,526)         (7,715)
   Units transferred                                                   17,093        1,175,774         131,670
                                                                  -----------     ------------     -----------
Increase (decrease) in units outstanding                               21,281        1,273,326         169,895
Beginning units                                                        42,247          458,910          51,578
                                                                  -----------     ------------     -----------
Ending units                                                           63,528        1,732,236         221,473
                                                                  ===========     ============     ===========
Contracts with total expenses of 1.10% :
   Units sold                                                             361            8,217           1,203
   Units redeemed                                                        (263)          (6,295)           (119)
   Units transferred                                                    2,470          112,836          25,320
                                                                  -----------     ------------     -----------
Increase (decrease) in units outstanding                                2,568          114,758          26,404
Beginning units                                                         3,483           30,268          13,454
                                                                  -----------     ------------     -----------
Ending units                                                            6,051          145,026          39,858
                                                                  ===========     ============     ===========
Contracts with total expenses of 1.25% :
   Units sold                                                           1,089                0               0
   Units redeemed                                                      (3,325)               0               0
   Units transferred                                                   (2,533)               0               0
                                                                  -----------     ------------     -----------
Increase (decrease) in units outstanding                               (4,769)               0               0
Beginning units                                                       120,482                0               0
                                                                  -----------     ------------     -----------
Ending units                                                          115,713                0               0
                                                                  ===========     ============     ===========

* Offered in Polaris Plus product.

** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                  (Continued)

                                                                     Growth          Growth                          Asset
                                                                   and Income      and Income     Mid-Cap Value    Allocation
                                                                   Portfolio        Portfolio       Portfolio         Fund
                                                                   (Class II)       (Class VC)     (Class VC)     (Class 2) (1)
                                                                   -----------     -----------    --------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                   $    18,994     $    (3,683)    $    (2,487)    $    40,174
    Net realized gains (losses) from
       securities transactions                                         (42,968)         (5,642)         (2,059)            146
    Change in net unrealized appreciation
       (depreciation) of investments                                  (392,576)        374,488          39,864         378,658
                                                                   -----------     -----------     -----------     -----------
    Increase (decrease) in net assets from operations                 (416,550)        365,163          35,318         418,978
                                                                   -----------     -----------     -----------     -----------
From capital transactions:
       Net proceeds from units sold                                    968,446       1,378,127         874,523       1,679,095
       Cost of units redeemed                                         (336,140)       (135,663)        (82,223)       (101,203)
       Annuity benefit payments                                              0               0               0               0
       Net transfers                                                 7,493,275       8,186,843       4,761,499       7,184,969
                                                                   -----------     -----------     -----------     -----------
    Increase (decrease) in net assets from capital transactions      8,125,581       9,429,307       5,553,799       8,762,861
                                                                   -----------     -----------     -----------     -----------
Increase (decrease) in net assets                                    7,709,031       9,794,470       5,589,117       9,181,839
Net assets at beginning of period                                    2,253,232               0               0               0
                                                                   -----------     -----------     -----------     -----------
Net assets at end of period                                        $ 9,962,263     $ 9,794,470     $ 5,589,117     $ 9,181,839
                                                                   ===========     ===========     ===========     ===========

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
    Units sold                                                               0               0               0               0
    Units redeemed                                                           0               0               0               0
    Units transferred                                                        0               0               0               0
                                                                   -----------     -----------     -----------     -----------
Increase (decrease) in units outstanding                                     0               0               0               0
Beginning units                                                              0               0               0               0
                                                                   -----------     -----------     -----------     -----------
Ending units                                                                 0               0               0               0
                                                                   ===========     ===========     ===========     ===========
Contracts with total expenses of 0.85% **:
    Units sold                                                          92,680         146,789          96,481         147,237
    Units redeemed                                                     (37,026)        (11,386)         (8,615)         (9,021)
    Units transferred                                                  734,261         909,697         497,658         661,771
                                                                   -----------     -----------     -----------     -----------
Increase (decrease) in units outstanding                               789,915       1,045,100         585,524         799,987
Beginning units                                                        187,349               0               0               0
                                                                   -----------     -----------     -----------     -----------
Ending units                                                           977,264       1,045,100         585,524         799,987
                                                                   ===========     ===========     ===========     ===========
Contracts with total expenses of 1.10% :
    Units sold                                                          15,394          21,366          10,205          16,271
    Units redeemed                                                      (1,330)         (5,512)         (1,194)           (680)
    Units transferred                                                   88,771          83,333          72,774          37,549
                                                                   -----------     -----------     -----------     -----------
Increase (decrease)  in units outstanding                              102,835          99,187          81,785          53,140
Beginning units                                                         21,215               0               0               0
                                                                   -----------     -----------     -----------     -----------
Ending units                                                           124,050          99,187          81,785          53,140
                                                                   ===========     ===========     ===========     ===========
Contracts with total expenses of 1.25% :
    Units sold                                                               0               0               0               0
    Units redeemed                                                           0               0               0               0
    Units transferred                                                        0               0               0               0
                                                                   -----------     -----------     -----------     -----------
Increase (decrease) in units outstanding                                     0               0               0               0
Beginning units                                                              0               0               0               0
                                                                   -----------     -----------     -----------     -----------
Ending units                                                                 0               0               0               0
                                                                   ===========     ===========     ===========     ===========


                                                                       Global                         Growth-
                                                                       Growth         Growth          Income
                                                                        Fund           Fund            Fund
                                                                   (Class 2) (1)   (Class 2) (1)   (Class 2) (1)
                                                                   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                    $    (3,828)    $   (10,142)    $      8,738
    Net realized gains (losses) from
       securities transactions                                              238             (19)           2,738
    Change in net unrealized appreciation
       (depreciation) of investments                                     94,538         397,761          651,739
                                                                    -----------     -----------     ------------
    Increase (decrease) in net assets from operations                    90,948         387,600          663,215
                                                                    -----------     -----------     ------------
From capital transactions:
       Net proceeds from units sold                                     388,355       2,039,418        2,470,097
       Cost of units redeemed                                           (13,850)        (21,966)        (122,871)
       Annuity benefit payments                                               0               0                0
       Net transfers                                                  1,570,555       3,515,021        9,243,920
                                                                    -----------     -----------     ------------
    Increase (decrease) in net assets from capital transactions       1,945,060       5,532,473       11,591,146
                                                                    -----------     -----------     ------------
Increase (decrease) in net assets                                     2,036,008       5,920,073       12,254,361
Net assets at beginning of period                                             0               0                0
                                                                    -----------     -----------     ------------
Net assets at end of period                                         $ 2,036,008     $ 5,920,073     $ 12,254,361
                                                                    ===========     ===========     ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
    Units sold                                                                0               0                0
    Units redeemed                                                            0               0                0
    Units transferred                                                         0               0                0
                                                                    -----------     -----------     ------------
Increase (decrease) in units outstanding                                      0               0                0
Beginning units                                                               0               0                0
                                                                    -----------     -----------     ------------
Ending units                                                                  0               0                0
                                                                    ===========     ===========     ============
Contracts with total expenses of 0.85% **:
    Units sold                                                           34,799         174,893          201,029
    Units redeemed                                                       (1,272)         (1,800)          (9,800)
    Units transferred                                                   140,748         291,298          796,188
                                                                    -----------     -----------     ------------
Increase (decrease) in units outstanding                                174,275         464,391          987,417
Beginning units                                                               0               0                0
                                                                    -----------     -----------     ------------
Ending units                                                            174,275         464,391          987,417
                                                                    ===========     ===========     ============
Contracts with total expenses of 1.10% :
    Units sold                                                            1,441          10,791           28,209
    Units redeemed                                                            0            (191)          (1,380)
    Units transferred                                                     4,885          28,222           61,814
                                                                    -----------     -----------     ------------
Increase (decrease)  in units outstanding                                 6,326          38,822           88,643
Beginning units                                                               0               0                0
                                                                    -----------     -----------     ------------
Ending units                                                              6,326          38,822           88,643
                                                                    ===========     ===========     ============
Contracts with total expenses of 1.25% :
    Units sold                                                                0               0                0
    Units redeemed                                                            0               0                0
    Units transferred                                                         0               0                0
                                                                    -----------     -----------     ------------
Increase (decrease) in units outstanding                                      0               0                0
Beginning units                                                               0               0                0
                                                                    -----------     -----------     ------------
Ending units                                                                  0               0                0
                                                                    ===========     ===========     ============

* Offered in Polaris Plus product.

** Offered in Polaris II Asset Manager and Polaris II A-Class products.

(1) For the period from September 30, 2002 (inception) to April 30, 2003.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.       ORGANIZATION

         Variable Annuity Account Seven of AIG SunAmerica Life Assurance Company (the "Separate Account") is an investment account of AIG SunAmerica Life Assurance Company (FKA Anchor National Life Insurance Company), (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG Retirement Services, Inc., the retirement services and asset management organization within American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management. The Company changed its name to SunAmerica National Life Insurance Company on October 5, 2001 and further changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. The Company continued to do business as Anchor National Life Insurance Company for 2002. Effective March 1, 2003, the Company is using its new name exclusively. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

         The Separate Account offers the following products: Polaris Plus, Polaris II Asset Manager, and Polaris II A-Class.

         The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is AIG SunAmerica Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts.

         The Separate Account is composed of a total of forty-two variable portfolios of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of (1) one of the four currently available investment portfolios of Anchor Series Trust ("Anchor Trust"), (2) one of the twenty-nine currently available investment portfolios of SunAmerica Series Trust ("SunAmerica Trust"),
         (3) one of the three currently available investment portfolios of Van Kampen Life Investment Trust ("Van Kampen Trust"), (4) one of the two currently available investment portfolios of Lord Abbett Series Fund, Inc. ("Lord Abbett Fund"), or (5) one of the four currently available investment portfolios of American Fund Insurance Series ("American Series"). The Anchor Trust, the SunAmerica Trust, the Van Kampen Trust, the Lord Abbett Fund and the American Series (collectively referred to as the "Trusts") are diversified open-ended investment companies, which retain investment advisers to assist in the investment activities of the Trusts. The Anchor and SunAmerica Trusts are affiliated investment companies. The participant may elect to have investments allocated to any of seven guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participants to the forty-two Variable Accounts and do not include balances allocated to the General Account.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.       ORGANIZATION (continued)

         On November 24, 2003, the Asset Allocation Portfolio of the SunAmerica Trust was reorganized into the Anchor Trust. On that date the Asset Allocation Portfolio Variable Account exchanged its shares in the former Asset Allocation Portfolio of the SunAmerica Trust, for shares with an equal value in the new Asset Allocation Portfolio of the Anchor Trust. Prior to May 1, 2003 the Federated American Leaders Portfolio was named Federated Value Portfolio, the MFS Massachusetts Investors Trust Portfolio was named MFS Growth and Income Portfolio and the Putnam Growth: Voyager Portfolio was named Putnam Growth Portfolio.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

         FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

         USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

         RESERVES FOR ANNUITY CONTRACTS ON BENEFITS: For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

      At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, AIG SunAmerica Life Assurance Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to AIG SunAmerica Life Assurance Company.

      Annuity reserves are calculated according to the Annuity 2000 Mortality Table, the 1971 Individual Annuity Mortality Table, and the 1983(a) Individual Mortality Table depending on the calendar year of annuitization.

3.    CHARGES AND DEDUCTIONS

      Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

      WITHDRAWAL CHARGE: The contract provides that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the contracts, with a maximum charge of 6% of any amount withdrawn that exceed the free withdrawal amount and are recorded as redemption in the accompanying Statement of Changes in Net Assets.

      MORTALITY AND EXPENSE RISK CHARGE: The Company deducts mortality and expense risk charges, computed on a daily basis as a percentage of the net asset value. The total annual rate of the net asset value of each portfolio, depending on the benefit options elected for each product, is as follows: Polaris Plus, 0.70% or 1.10%, and Polaris II Asset Manager and Polaris II A-Class, 0.70% or 0.95%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract.

      DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.    CHARGES AND DEDUCTIONS (continued)

      TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

      INCOME PROTECTOR FEE: The optional Income Protector Program, offered in Polaris Plus, provides a guaranteed fixed minimum retirement income upon annuitization. The fee is either 0.15% or 0.30% of the Income Benefit Base, deducted annually from the contract value, and is recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Income Benefit Base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees and charges.

      SALES CHARGE: For the Polaris II A-Class product, an up-front sales charge may be applied against the gross purchase payments made on the contract. The sales charge ranges from 0.50% to 5.75% of the gross purchase payment invested, depending on the investment amount, and is paid to the Company. The net proceeds from units sold are recorded in the accompanying Statement of Changes in Net Assets.

      PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. The rate will range from 0% to 3.5%. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin or at the time of surrender. The Company currently intends to deduct premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit.

      SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

4.    PURCHASES AND SALES OF INVESTMENTS

      The aggregate cost of the trusts' shares acquired and the aggregate proceeds from shares sold during the period ended April 30, 2004 consist of the following:

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.    PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                     Cost of Shares           Proceeds from
             Variable Accounts                                          Acquired               Shares Sold
             -----------------                                       --------------           --------------
 ANCHOR TRUST:
 Asset Allocation Portfolio (Class 1)                                $    4,406,035           $    1,489,777
 Capital Appreciation Portfolio (Class 1)                                15,883,831                4,168,855
 Government and Quality Bond Portfolio (Class 1)                         17,808,591               16,270,351
 Growth Portfolio (Class 1)                                              10,740,950                2,009,556

 SUNAMERICA TRUST:
 Aggressive Growth Portfolio (Class 1)                               $    1,943,612           $    2,048,969
 Alliance Growth Portfolio (Class 1)                                      1,927,783                8,067,135
 Blue Chip Growth Portfolio (Class 1)                                       526,702                  347,719
 Cash Management Portfolio (Class 1)                                     24,386,946               28,095,660
 Corporate Bond Portfolio (Class 1)                                      13,978,892                2,419,316
 Davis Venture Value Portfolio (Class 1)                                 12,999,172                3,656,002
 "Dogs" of Wall Street Portfolio (Class 1)                                  958,501                1,433,165
 Emerging Markets Portfolio (Class 1)                                     4,828,089                3,751,232
 Equity Income Portfolio (Class 1)                                        1,217,858                  863,383
 Equity Index Portfolio (Class 1)                                         2,123,531                3,816,229
 Federated American Leaders Portfolio (Class 1)                           3,641,697                1,295,793
 Global Bond Portfolio (Class 1)                                          1,648,847                1,751,565
 Global Equities Portfolio (Class 1)                                        482,947                1,579,225
 Goldman Sachs Research Portfolio (Class 1)                                 465,116                  225,809
 Growth-Income Portfolio (Class 1)                                        2,341,865                6,934,725
 Growth Opportunities Portfolio (Class 1)                                   299,194                  253,923
 High-Yield Bond Portfolio (Class 1)                                      5,968,184                2,073,745
 International Diversified Equities Portfolio (Class 1)                   3,755,578                3,145,094
 International Growth and Income Portfolio (Class 1)                     12,793,464               13,573,525
 MFS Massachusetts Investors Trust Portfolio (Class 1)                      603,633                1,325,869
 MFS Mid-Cap Growth Portfolio (Class 1)                                     822,919                  905,433
 MFS Total Return Portfolio (Class 1)                                    24,111,214                  727,793
 Putnam Growth: Voyager Portfolio (Class 1)                               3,278,837                4,592,095
 Real Estate Portfolio (Class 1)                                          2,528,691                1,677,362
 Small Company Value Portfolio (Class 1)                                  1,800,592                1,310,356
 SunAmerica Balanced Portfolio (Class 1)                                  4,531,178                8,261,692
 Technology Portfolio (Class 1)                                             249,956                  120,625
 Telecom Utility Portfolio (Class 1)                                        433,336                  655,616
 Worldwide High Income Portfolio (Class 1)                                1,496,329                  410,206

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.    PURCHASES AND SALES OF INVESTMENTS (continued)

                                                   Cost of Shares    Proceeds from
                                                      Acquired        Shares Sold
                                                   --------------    -------------
VAN KAMPEN TRUST:
Comstock Portfolio (Class II)                       $  32,164,248      $  313,991
Emerging Growth Portfolio (Class II)                    3,671,177         459,834
Growth and Income Portfolio (Class II)                 24,358,377         592,617

LORD ABBETT FUND TRUST:
Growth and Income Portfolio (Class VC)              $  35,134,993      $  143,650
Mid-Cap Value Portfolio (Class VC)                     20,433,613         545,666

AMERICAN SERIES TRUST:
Asset Allocation Fund (Class 2)                     $  48,496,950      $  192,802
Global Growth Fund (Class 2)                           23,409,599          78,649
Growth Fund (Class 2)                                  43,647,009         444,384
Growth-Income Fund (Class 2)                           79,621,327         141,556

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.    UNIT VALUES

      A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the periods ended April 30, 2004, 2003 and 2002 follows:

                          At April 30                               For the Year Ended April 30
         ------------------------------------------------
                        Unit Fair Value                     Expense Ratio    Investment        Total Return
                          Lowest to            Net Assets      Lowest          Income            Lowest to
 Year      Units        Highest ($)(6)            ($)       to Highest(1)      Ratio(2)          Highest(3)
------   ---------      --------------         ----------   -------------    -----------     -----------------
Asset Allocation Portfolio (Class 1)
 2004      999,662      11.08 to 20.97(7)       17,626,445   0.85% to 1.25%      3.34%         18.44% to 18.91%
 2003      842,182       9.27 to 17.70          12,636,500   0.85% to 1.25%      3.89%         -3.43% to -3.05%
 2002      871,609       9.59 to 18.33          13,635,471   0.85% to 1.25%      3.34%         -4.01% to -3.63%

Capital Appreciation Portfolio (Class 1)
 2004    4,540,534      10.68 to 34.03(7)       68,288,994   0.85% to 1.25%      0.00%         22.49% to 23.00%
 2003    3,312,355       6.42 to 27.78          45,411,415   0.85% to 1.25%      0.00%       -12.32% to -11.97%
 2002    3,065,679       7.30 to 31.69          50,711,970   0.85% to 1.25%      0.25%       -15.26% to -14.92%

Government and Quality Bond Portfolio(Class 1)
 2004    4,538,622      12.81 to 16.80(7)       68,841,287   0.85% to 1.25%      4.04%          -0.18% to 0.22%
 2003    4,435,309      12.25 to 16.83          69,894,786   0.85% to 1.25%      3.39%           7.20% to 7.63%
 2002    3,705,363      11.38 to 15.70          56,444,402   0.85% to 1.25%      4.34%           5.79% to 6.22%

Growth Portfolio (Class 1)
 2004    3,178,645       9.57 to 26.87(7)       43,263,936   0.85% to 1.25%      0.47%         24.05% to 24.56%
 2003    2,185,613       6.55 to 21.66          27,512,769   0.85% to 1.25%      0.41%       -15.55% to -15.22%
 2002    1,992,150       7.73 to 25.65          31,805,872   0.85% to 1.25%      0.14%       -11.97% to -11.61%

Aggressive Growth Portfolio (Class 1)
 2004      983,125       7.73 to 12.92(7)       11,702,361   0.85% to 1.25%      0.00%         22.07% to 22.56%
 2003      961,812       4.13 to 10.59           9,544,290   0.85% to 1.25%      0.24%       -18.98% to -18.65%
 2002    1,103,249       5.08 to 13.07          13,297,839   0.85% to 1.25%      0.42%       -24.04% to -23.73%

Alliance Growth Portfolio (Class 1)
 2004    4,391,660       6.43 to 26.84(7)       75,292,292   0.85% to 1.25%      0.25%         11.80% to 12.25%
 2003    4,857,901       4.77 to 24.00          72,130,071   0.85% to 1.25%      0.30%       -16.24% to -15.90%
 2002    5,535,320       5.67 to 28.66          97,221,210   0.85% to 1.25%      0.00%       -20.20% to -19.88%

Blue Chip Growth Portfolio (Class 1)
 2004      201,429        5.33 to 5.37           1,080,772   0.85% to 1.10%      0.16%         16.36% to 16.65%
 2003      165,075        4.58 to 4.60             759,737   0.85% to 1.10%      0.26%       -18.61% to -18.39%
 2002      120,407        5.62 to 5.64             679,101   0.85% to 1.10%      0.06%       -20.83% to -20.64%

Cash Management Portfolio (Class 1)
 2004    1,634,270      10.89 to 13.08(7)       20,444,351   0.85% to 1.25%      2.09%         -0.69% to -0.29%
 2003    1,922,742      10.54 to 13.17          24,491,587   0.85% to 1.25%      3.63%          -0.11% to 0.29%
 2002    2,019,793      10.51 to 13.18          26,214,963   0.85% to 1.25%      3.98%           1.33% to 1.75%

Corporate Bond Portfolio (Class 1)
 2004    1,994,520      13.21 to 16.59(7)       28,487,187   0.85% to 1.25%      5.35%           6.12% to 6.55%
 2003    1,170,704      12.33 to 15.64          16,712,027   0.85% to 1.25%      5.94%           8.90% to 9.34%
 2002      934,852      10.52 to 14.36          12,670,300   0.85% to 1.25%      5.50%           5.20% to 5.62%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.    UNIT VALUES (Continued)

                          At April 30                                   For the Year Ended April 30
           -----------------------------------------------
                        Unit Fair Value                        Expense Ratio      Investment      Total Return
                           Lowest to            Net Assets        Lowest            Income          Lowest to
Year         Units       Highest ($) (6)           ($)         to Highest (1)      Ratio (2)       Highest (3)
-----      ---------    ---------------         ----------     -------------      ----------    -----------------
Davis Venture Value Portfolio (Class 1)
 2004      5,513,260     11.29 to 29.08(7)      77,506,131     0.85% to 1.25%        0.77%        30.20% to 30.72%
 2003      4,665,711      7.87 to 22.34         51,742,583     0.85% to 1.25%        0.65%      -13.03% to -12.68%
 2002      4,325,979      9.02 to 25.68         56,606,074     0.85% to 1.25%        0.49%        -8.93% to -8.57%

"Dogs" of Wall Street Portfolio (Class 1)
 2004        678,245     10.91 to 12.54          7,512,954     0.85% to 1.25%        2.52%        24.60% to 25.10%(8)
 2003        733,143      8.76 to 10.02          6,528,585     0.85% to 1.25%        1.90%      -13.94% to -13.59%
 2002        727,879     10.18 to 11.60          7,507,418     0.85% to 1.25%        2.16%          7.85% to 8.29%

Emerging Markets Portfolio (Class 1)
 2004        767,783      9.11 to 11.02          7,158,565     0.85% to 1.25%        0.00%        49.25% to 49.84%
 2003        632,213       6.10 to 7.35          3,999,291     0.85% to 1.25%        0.29%      -17.16% to -16.84%
 2002        739,403      7.37 to 10.01          5,654,737     0.85% to 1.25%        0.28%          9.27% to 9.76%

Equity Income Portfolio (Class 1)
 2004        792,665              10.73          8,509,172              1.25%        1.53%                  19.71%
 2003        758,827               8.97          6,804,963              1.25%        2.03%                 -14.39%
 2002        790,453     10.38 to 10.48          8,280,359     0.85% to 1.25%        1.67%        -4.39% to -4.01%

Equity Index Portfolio (Class 1)
 2004      5,140,659               8.19         42,104,093              1.25%        1.01%                  20.56%
 2003      5,344,702               6.79         36,310,699              1.25%        1.07%                 -14.70%
 2002      5,913,603       7.20 to 7.97         47,100,945     0.85% to 1.25%        0.81%      -14.14% to -13.81%

Federated American Leaders (Class 1)
 2004      1,306,284     10.15 to 16.29(7)      15,889,240     0.85% to 1.25%        1.43%        23.31% to 23.81%
 2003      1,047,833      8.16 to 13.21         10,910,210     0.85% to 1.25%        1.16%      -17.15% to -16.81%
 2002        968,846      9.83 to 15.94         12,456,497     0.85% to 1.25%        1.27%        -8.03% to -7.67%

Global Bond Portfolio (Class 1)
 2004        577,668     12.25 to 16.98(7)       9,081,423     0.85% to 1.25%        0.00%          0.75% to 1.16%
 2003        557,751     12.04 to 16.85          9,012,858     0.85% to 1.25%        1.64%          6.63% to 7.06%
 2002        560,409     10.76 to 15.80          8,628,048     0.85% to 1.25%        9.06%          2.24% to 2.69%

Global Equities Portfolio (Class 1)
 2004        919,029      6.94 to 15.83(7)      11,020,629     0.85% to 1.25%        0.25%        20.36% to 20.84%
 2003      1,037,728      5.71 to 13.16         10,038,817     0.85% to 1.25%        0.00%      -19.14% to -18.82%
 2002      1,238,372      7.05 to 16.27         14,260,497     0.85% to 1.25%        0.10%      -18.59% to -18.26%

Goldman Sachs Research Portfolio (Class 1)
 2004        127,558       6.39 to 6.44            820,456     0.85% to 1.10%        0.00%        22.42% to 22.73%
 2003         86,857       5.22 to 5.24            455,203     0.85% to 1.10%        0.00%      -14.09% to -13.87%
 2002         87,811       6.07 to 6.09            534,501     0.85% to 1.10%        0.00%      -30.33% to -30.14%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.    UNIT VALUES (Continued)

                            At April 30                                       For the Year Ended April 30
            ----------------------------------------------------
                          Unit Fair Value                            Expense Ratio      Investment       Total Return
                             Lowest to                Net Assets        Lowest            Income          Lowest to
Year          Units        Highest ($)(6)                ($)         to Highest(1)        Ratio(2)        Highest(3)
-----       ---------     ---------------             ----------     -------------      ----------     -----------------
Growth-Income Portfolio (Class 1)
 2004       3,720,474       8.35 to 26.31(7)          68,815,280     0.85% to 1.25%         0.93%        19.14% to 19.62%
 2003       4,056,149       6.41 to 22.09             61,581,722     0.85% to 1.25%         0.96%      -14.11% to -13.76%
 2002       4,836,055       7.43 to 25.71             81,959,764     0.85% to 1.25%         0.78%      -15.27% to -14.92%

Growth Opportunities Portfolio (Class 1)
 2004          58,482        4.41 to 4.63                258,640     0.85% to 1.10%         0.00%        20.89% to 21.23%
 2003          48,330        3.64 to 3.83                175,830     0.85% to 1.10%         0.00%      -27.41% to -26.86%
 2002          75,698        5.01 to 5.24                379,270     0.85% to 1.10%         0.01%       -27.11 to -26.93%

High-Yield Bond Portfolio (Class 1)
 2004         974,758      10.68 to 15.44(7)          12,031,008     0.85% to 1.25%         6.43%        18.15% to 18.62%
 2003         638,229       8.97 to 13.07              7,178,636     0.85% to 1.25%        14.87%          2.57% to 2.98%
 2002         556,317       8.73 to 12.74              6,337,878     0.85% to 1.25%        13.39%        -6.34% to -5.95%

International Diversified Equities Portfolio (Class 1)
 2004         661,289        6.16 to 9.42(7)           5,345,355     0.85% to 1.25%         4.03%        32.11% to 32.64%
 2003         584,446        4.62 to 7.13              3,655,991     0.85% to 1.25%         0.00%      -30.32% to -30.04%
 2002         616,557       6.61 to 10.24              5,524,611     0.85% to 1.25%         0.00%      -16.98% to -16.64%

International Growth and Income Portfolio (Class 1)
 2004       1,368,132       9.08 to 11.67(7)          13,930,099     0.85% to 1.25%         1.31%        36.02% to 36.57%
 2003       1,447,371        5.97 to 8.58             10,734,722     0.85% to 1.25%         0.61%      -22.08% to -21.76%
 2002       1,529,262       7.63 to 11.01             14,502,139     0.85% to 1.25%         0.31%      -12.90% to -12.55%

MFS Massachusetts Investors Trust Portfolio (Class 1)
 2004         896,493        8.07 to 8.14              7,288,167     0.85% to 1.10%         0.80%        15.30% to 15.59%
 2003         992,326        7.00 to 7.04              6,981,443     0.85% to 1.10%         0.91%      -14.63% to -14.42%
 2002       1,038,423        8.20 to 8.22              8,539,104     0.85% to 1.10%         0.59%      -15.74% to -15.53%

MFS Mid-Cap Growth Portfolio (Class 1)
 2004         476,821        7.77 to 7.83              3,733,305     0.85% to 1.10%         0.00%        32.81% to 33.15%
 2003         482,982        5.85 to 5.88              2,840,743     0.85% to 1.10%         0.00%      -29.02% to -28.84%
 2002         468,320        8.24 to 8.27              3,871,747     0.85% to 1.10%         0.00%      -37.49% to -37.32%

MFS Total Return Portfolio (Class 1)
 2004       4,381,942      12.74 to 12.84             56,227,175     0.85% to 1.10%         4.00%        13.47% to 13.75%
 2003       2,609,969      11.23 to 11.29             29,450,456     0.85% to 1.10%         1.79%        -5.04% to -4.80%
 2002       1,469,115      11.82 to 11.86             17,418,122     0.85% to 1.10%         1.59%          0.33% to 0.59%

Putnam Growth: Voyager Portfolio (Class 1)
 2004       2,575,127       6.33 to 16.77(7)          31,102,195     0.85% to 1.25%         0.25%        15.09% to 15.56%
 2003       2,441,491       5.05 to 14.57             27,931,800     0.85% to 1.25%         0.20%      -16.94% to -16.60%
 2002       2,811,912       6.06 to 17.54             38,564,294     0.85% to 1.25%         0.00%      -21.93% to -21.61%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.    UNIT VALUES (Continued)

                           At April 30                                    For the Year Ended April 30
            -----------------------------------------------
                         Unit Fair Value                        Expense Ratio      Investment       Total Return
                            Lowest to            Net Assets        Lowest            Income           Lowest to
 Year        Units        Highest ($)(6)            ($)         to Highest(1)        Ratio(2)        Highest(3)
 ----      ---------     ---------------         ----------     -------------      ----------     -----------------
Real Estate Portfolio (Class 1)
 2004        455,290      15.88 to 18.68          7,548,327     0.85% to 1.25%         2.34%        25.05% to 25.56%(8)
 2003        414,863      12.70 to 14.88          5,468,503     0.85% to 1.25%         2.55%          3.52% to 3.94%
 2002        340,849      12.27 to 14.32          4,325,632     0.85% to 1.25%         2.83%        12.98% to 13.44%

Small Company Portfolio (Class 1)
 2004        495,118      12.45 to 17.75          8,786,020     0.85% to 1.25%         0.00%        34.71% to 35.25%
 2003        458,325       9.21 to 13.18          6,037,265     0.85% to 1.25%         0.00%      -20.75% to -20.45%
 2002        459,017      11.57 to 16.63          7,626,802     0.85% to 1.25%         0.00%        14.49% to 14.96%

SunAmerica Balanced Portfolio (Class 1)
 2004      4,282,718       8.21 to 14.24(7)      57,607,133     0.85% to 1.25%         2.24%         9.90% to 10.35%
 2003      4,597,911       6.43 to 12.96         56,393,035     0.85% to 1.25%         3.07%        -9.38% to -9.02%
 2002      5,247,157       7.06 to 14.30         71,012,625     0.85% to 1.25%         2.20%      -12.80% to -12.45%

Technology Portfolio (Class 1)
 2004        121,974        2.16 to 2.17            264,982     0.85% to 1.10%         0.00%        19.47% to 19.77%
 2003         66,761        1.81 to 1.82            121,123     0.85% to 1.10%         0.00%      -27.75% to -27.59%
 2002         49,194        2.50 to 2.51            123,314     0.85% to 1.10%         0.00%      -42.89% to -42.70%

Telecom Utility Portfolio (Class 1)
 2004        375,895       7.37 to 10.16(7)       3,674,204     0.85% to 1.25%         6.05%        14.63% to 15.08%(8)
 2003        423,820        6.02 to 8.86          3,570,779     0.85% to 1.25%        10.91%      -17.74% to -17.41%
 2002        501,860       7.31 to 10.77          5,128,284     0.85% to 1.25%         3.44%      -21.36% to -20.48%

Worldwide High Income Portfolio (Class 1)
 2004        260,053      11.56 to 17.30(7)       3,688,752     0.85% to 1.25%         7.56%         9.98% to 10.43%
 2003        185,292      10.42 to 15.73          2,548,697     0.85% to 1.25%        13.83%          7.13% to 7.56%
 2002        166,212       9.71 to 14.68          2,214,342     0.85% to 1.25%        13.23%         -0.40% to 0.00%

Comstock Portfolio (Class II)
 2004      4,972,603      10.73 to 10.80         53,666,882     0.85% to 1.10%         1.13%        28.12% to 28.44%
 2003      1,877,262        8.38 to 8.41         15,778,868     0.85% to 1.10%         1.27%      -16.36% to -16.15%
 2002        489,178      10.02 to 10.03          4,904,860     0.85% to 1.10%         0.66%       0.17%(4) to 0.27%(4)

Emerging Growth Portfolio (Class II)
 2004        644,101        8.49 to 8.51          5,481,963     0.85% to 1.10%         0.00%        15.82% to 16.11%
 2003        261,331                7.33          1,916,147     0.85% to 1.10%         0.00%      -22.60% to -22.40%
 2002         65,032        9.45 to 9.47            614,792     0.85% to 1.10%         0.07%    -5.51% (4) to -5.29%(4)

Growth and Income Portfolio (Class II)
 2004      3,280,374      11.20 to 11.29         36,998,962     0.85% to 1.10%         1.11%        24.39% to 24.70%
 2003      1,101,314        9.00 to 9.05           ,962,263     0.85% to 1.10%         1.13%      -16.45% to -16.24%
 2002        208,564      10.78 to 10.81          2,253,232     0.85% to 1.10%         1.03%      7.76% (4) to 8.07%(4)

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.    UNIT VALUES (Continued)

                          At April 30                              For the Year Ended April 30
           -------------------------------------------
                        Unit Fair Value                    Expense Ratio     Investment      Total Return
                           Lowest to        Net Assets        Lowest           Income          Lowest to
 Year        Units       Highest ($)(6)        ($)         to Highest(1)      Ratio(2)        Highest (3)
 ----      ---------    ---------------     ----------     -------------     ----------    ------------------
Growth and Income Portfolio (Class VC)
 2004      4,562,992     10.60 to 10.65     48,589,564     0.85% to 1.10%       0.65%         24.13% to 24.44%
 2003      1,144,287       8.54 to 8.56      9,794,470     0.85% to 1.10%       0.67%       -14.60% to -14.39%
 2002              -                  -              -                 -           -                        -

Mid-Cap Value Portfolio (Class VC)
 2004      2,598,873     11.06 to 11.11     28,866,718     0.85% to 1.10%       0.50%         32.32% to 32.65%
 2003        667,309       8.36 to 8.38      5,589,117     0.85% to 1.10%       0.65%       -16.42% to -16.22%
 2002              -                  -              -                 -           -                        -

Asset Allocation Fund (Class 2)
 2004      4,799,401     12.40 to 12.44     59,677,489     0.85% to 1.10%       2.07%         15.28% to 15.56%
 2003        853,127     10.75 to 10.76      9,181,839     0.85% to 1.10%       1.53%       7.55% (5) to 7.63%(5)
 2002              -                  -              -                 -           -                        -

Global Growth Fund (Class 2)
 2004      1,806,379     14.78 to 14.83     26,782,854     0.85% to 1.10%       0.11%         31.24% to 31.56%
 2003        180,601     11.26 to 11.27      2,036,008     0.85% to 1.10%       0.00%      12.64%(5) to 12.74%(5)
 2002              -                  -              -                 -           -                        -

Growth Fund (Class 2)
 2004      3,515,459     14.95 to 15.00     52,716,825     0.85% to 1.10%       0.10%         27.20% to 27.51%
 2003        503,213     11.75 to 11.77      5,920,073     0.85% to 1.10%       0.02%      17.53%(5) to 17.66%(5)
 2002              -                  -              -                 -           -                        -

Growth - Income Fund (Class 2)
 2004      6,825,246     14.32 to 14.39     98,164,575     0.85% to 1.10%       0.87%         26.01% to 26.33%
 2003      1,076,060     11.37 to 11.39     12,254,361     0.85% to 1.10%       0.65%      13.68%(5) to 13.90%(5)
 2002              -                  -              -                 -           -                        -

      (1) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded. For additional information on charges and deductions, see footnote 3.

      (2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying funds in which the subaccount invests.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.    UNIT VALUES (Continued)

      (3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. In 2004, the Separate Account adopted SOP 03-5, Financial Highlights of Separate Accounts:
            An Amendment to the Audit and Accounting Guide Audits of Investment Companies (the "SOP"). In accordance with the SOP, the total return range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract total returns are not within the range presented due to a variable account being added to a product during the year. Prior to 2004, the total return range of minimum and maximum values was calculated independently of the product groupings that produced the lowest and highest expense ratio.

      (4)   For the period from October 15, 2001 (effective date) to April 30,
            2002.

      (5) For the period from September 30, 2002 (effective date) to April 30, 2003.

      (6) In 2004, in accordance with the SOP, the unit fair value range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract unit values are not within the range presented due to differences in the unit fair value at the products launch date and other market conditions. Prior to 2004, the unit fair value range of minimum and maximum values was calculated independently of the product grouping that produced the lowest and highest expense ratio.

      (7) Individual contract unit fair values are not all within the range presented due to differences in the unit fair value at a product's launch date and other market conditions.

      (8) Individual contract total returns are not all within the total return range presented due to a variable account being added to a product during the year.